UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Richard J. Byrne

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/11

Date of reporting period: 3/31/11

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.3%

COMMON STOCK — 63.3%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	50,122	$630,033
Omnicom Group, Inc.	7,895	387,329

		1,017,362

Aerospace & Defense — 1.3%
The Boeing Co.	5,464	403,954
General Dynamics Corp.	14,561	1,114,790
Goodrich Corp.	3,867	330,744
L-3 Communications Holdings, Inc.	6,373	499,070
Lockheed Martin Corp.	14,255	1,146,102
Northrop Grumman Corp.	15,218	954,321
Raytheon Co.	18,602	946,284
Rockwell Collins, Inc.	2,268	147,034
United Technologies Corp.	30,856	2,611,960

		8,154,259

Agriculture — 1.4%
Altria Group, Inc.	68,020	1,770,561
Archer-Daniels-Midland Co.	19,146	689,447
Lorillard, Inc.	9,137	868,106
Philip Morris International, Inc.	76,627	5,029,030
Reynolds American, Inc.	11,134	395,591

		8,752,735

Airlines — 0.1%
Southwest Airlines Co.	47,050	594,242

Apparel — 0.3%
Nike, Inc. Class B	14,453	1,094,092
VF Corp.	5,650	556,695

		1,650,787

Auto Manufacturers — 0.5%
Ford Motor Co. (a)	153,113	2,282,915
Paccar, Inc.	9,367	490,362

		2,773,277

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	10,051	150,564
Johnson Controls, Inc.	4,272	177,587

		328,151

Banks — 2.9%
Bank of America Corp.	228,550	3,046,572
Bank of New York Mellon Corp.	41,407	1,236,827
BB&T Corp.	14,304	392,645
Capital One Financial Corp.	21,665	1,125,713
Comerica, Inc.	2,721	99,915
Fifth Third Bancorp	27,521	381,992
First Horizon National Corp.	6,692	75,017

	Number of Shares	Value
Huntington Bancshares, Inc.	46,212	$306,848
KeyCorp	57,830	513,530
M&T Bank Corp.	3,865	341,937
Marshall & Ilsley Corp.	17,309	138,299
Northern Trust Corp.	1,759	89,269
PNC Financial Services Group, Inc.	16,818	1,059,366
Regions Financial Corp.	8,015	58,189
State Street Corp.	14,376	646,057
SunTrust Banks, Inc.	13,611	392,541
U.S. Bancorp	61,302	1,620,212
Wells Fargo & Co.	189,510	6,007,467
Zions Bancorp	1,141	26,311

		17,558,707

Beverages — 1.4%
Brown-Forman Corp. Class B	3,604	246,153
The Coca-Cola Co.	63,615	4,220,855
Coca-Cola Enterprises, Inc.	23,417	639,284
Constellation Brands, Inc. Class A (a)	20,488	415,497
Dr. Pepper Snapple Group, Inc.	16,670	619,457
Molson Coors Brewing Co. Class B	7,233	339,155
PepsiCo, Inc.	31,194	2,009,206

		8,489,607

Biotechnology — 0.5%
Amgen, Inc. (a)	39,431	2,107,587
Biogen Idec, Inc. (a)	10,022	735,514
Celgene Corp. (a)	1,414	81,347
Genzyme Corp. (a)	66	5,026
Life Technologies Corp. (a)	6,511	341,307

		3,270,781

Building Materials — 0.0%
Masco Corp.	10,825	150,684

Chemicals — 1.2%
Air Products & Chemicals, Inc.	5,995	540,629
Airgas, Inc.	372	24,708
CF Industries Holdings, Inc.	4,478	612,546
The Dow Chemical Co.	51,447	1,942,124
E.I. du Pont de Nemours & Co.	27,760	1,525,967
Eastman Chemical Co.	2,313	229,727
Ecolab, Inc.	3,283	167,499
FMC Corp.	2,000	169,860
International Flavors & Fragrances, Inc.	960	59,808
Monsanto Co.	16,294	1,177,404
PPG Industries, Inc.	5,426	516,610
Praxair, Inc.	116	11,786
The Sherwin-Williams Co.	733	61,565
Sigma-Aldrich Corp.	1,546	98,387

		7,138,620

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
CONSOL Energy, Inc.	1,181	$63,337
Massey Energy Co.	59	4,033
Peabody Energy Corp.	5,058	363,974

		431,344

Commercial Services — 1.0%
Apollo Group, Inc. Class A (a)	18,453	769,675
Automatic Data Processing, Inc.	13,709	703,409
DeVry, Inc.	1,755	96,648
Donnelley (R.R.) & Sons Co.	4,623	87,467
Equifax, Inc.	2,442	94,872
H&R Block, Inc.	18,863	315,767
Iron Mountain, Inc.	3,256	101,685
MasterCard, Inc. Class A	2,266	570,397
McKesson Corp.	8,735	690,502
Monster Worldwide, Inc. (a)	7,000	111,300
Moody’s Corp.	5,669	192,236
Paychex, Inc.	10,083	316,203
Quanta Services, Inc. (a)	4,413	98,983
Robert Half International, Inc.	1,826	55,875
SAIC, Inc. (a)	16,462	278,537
Total System Services, Inc.	8,428	151,872
Visa, Inc. Class A	10,448	769,182
Western Union Co.	30,666	636,933

		6,041,543

Computers — 4.7%
Apple, Inc. (a)	31,156	10,856,308
Cognizant Technology Solutions Corp. Class A (a)	1,244	101,262
Computer Sciences Corp.	14,544	708,729
Dell, Inc. (a)	79,031	1,146,740
EMC Corp. (a)	67,224	1,784,797
Hewlett-Packard Co.	79,887	3,272,970
International Business Machines Corp.	47,450	7,737,672
Lexmark International, Inc. Class A (a)	19,137	708,834
NetApp, Inc. (a)	14,098	679,242
SanDisk Corp. (a)	15,103	696,097
Teradata Corp. (a)	4,986	252,790
Western Digital Corp. (a)	18,631	694,750

		28,640,191

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	6,592	178,248
Colgate-Palmolive Co.	6,420	518,479
The Estee Lauder Cos., Inc. Class A	2,642	254,583
The Procter & Gamble Co.	68,642	4,228,347

		5,179,657

Distribution & Wholesale — 0.1%
Fastenal Co.	1,041	67,488
Genuine Parts Co.	7,734	414,852

	Number of Shares	Value
W.W. Grainger, Inc.	2,172	$299,041

		781,381

Diversified Financial — 3.6%
American Express Co.	32,549	1,471,215
Ameriprise Financial, Inc.	13,236	808,455
BlackRock, Inc.	2,800	562,828
The Charles Schwab Corp.	11,928	215,062
Citigroup, Inc. (a)	892,322	3,944,063
CME Group, Inc.	1,610	485,496
Discover Financial Services	28,319	683,054
E*TRADE Financial Corp. (a)	2,061	32,213
Federated Investors, Inc. Class B	2,960	79,180
Franklin Resources, Inc.	4,829	604,011
The Goldman Sachs Group, Inc.	15,540	2,462,624
IntercontinentalExchange, Inc. (a)	1,776	219,407
Invesco Ltd.	15,412	393,931
Janus Capital Group, Inc.	14,100	175,827
JP Morgan Chase & Co.	145,522	6,708,564
Legg Mason, Inc.	5,804	209,466
Morgan Stanley	48,197	1,316,742
The NASDAQ OMX Group, Inc. (a)	27,045	698,843
NYSE Euronext	6,132	215,663
SLM Corp. (a)	26,191	400,722
T. Rowe Price Group, Inc.	7,906	525,117

		22,212,483

Electric — 1.8%
The AES Corp. (a)	29,787	387,231
Ameren Corp.	7,307	205,107
American Electric Power Co., Inc.	14,585	512,517
CenterPoint Energy, Inc.	5,661	99,407
CMS Energy Corp.	11,392	223,739
Consolidated Edison, Inc.	7,682	389,631
Constellation Energy Group, Inc.	4,759	148,148
Dominion Resources, Inc.	16,183	723,380
DTE Energy Co.	2,960	144,922
Duke Energy Corp.	44,268	803,464
Edison International	14,849	543,325
Entergy Corp.	7,798	524,104
Exelon Corp.	23,521	970,006
FirstEnergy Corp.	20,166	747,957
Integrys Energy Group, Inc.	2,954	149,207
NextEra Energy, Inc.	7,830	431,590
Northeast Utilities	9,085	314,341
NRG Energy, Inc. (a)	9,736	209,713
Pepco Holdings, Inc.	7,343	136,947
PG&E Corp.	11,601	512,532
Pinnacle West Capital Corp.	2,996	128,199
PPL Corp.	14,218	359,715
Progress Energy, Inc.	6,975	321,827
Public Service Enterprise Group, Inc.	9,624	303,252
SCANA Corp.	3,247	127,834
The Southern Co.	21,971	837,315
TECO Energy, Inc.	7,695	144,358

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wisconsin Energy Corp.	5,982	$182,451
Xcel Energy, Inc.	11,072	264,510

		10,846,729

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	15,955	932,251
Molex, Inc.	6,425	161,396

		1,093,647

Electronics — 0.2%
Agilent Technologies, Inc. (a)	9,183	411,215
Amphenol Corp. Class A	2,032	110,520
FLIR Systems, Inc.	52	1,800
Jabil Circuit, Inc.	5,247	107,196
PerkinElmer, Inc.	10,378	272,630
Waters Corp. (a)	2,350	204,215

		1,107,576

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	500	80,420

Engineering & Construction — 0.1%
Fluor Corp.	7,996	588,985
Jacobs Engineering Group, Inc. (a)	3,420	175,891

		764,876

Entertainment — 0.0%
International Game Technology	5,591	90,742

Environmental Controls — 0.2%
Republic Services, Inc.	15,237	457,719
Stericycle, Inc. (a)	797	70,670
Waste Management, Inc.	23,073	861,546

		1,389,935

Foods — 0.8%
Campbell Soup Co.	2,024	67,015
ConAgra Foods, Inc.	12,544	297,920
Dean Foods Co. (a)	24,366	243,660
General Mills, Inc.	7,882	288,087
H.J. Heinz Co.	11,161	544,880
The Hershey Co.	5,647	306,914
Hormel Foods Corp.	4,866	135,469
The J.M. Smucker Co.	4,050	289,130
Kellogg Co.	1,228	66,287
Kraft Foods, Inc. Class A	6,950	217,952
The Kroger Co.	21,539	516,290
McCormick & Co., Inc.	3,661	175,106
Safeway, Inc.	14,500	341,330
Sara Lee Corp.	26,977	476,684
SUPERVALU, Inc.	34,955	312,148
Sysco Corp.	3,634	100,662
Tyson Foods, Inc. Class A	12,001	230,299
Whole Foods Market, Inc.	4,625	304,787

		4,914,620

	Number of Shares	Value
Forest Products & Paper — 0.2%
International Paper Co.	16,357	$493,654
MeadWestvaco Corp.	17,587	533,414
Plum Creek Timber Co., Inc.	2,763	120,494
Weyerhaeuser Co.	13,326	327,820

		1,475,382

Gas — 0.1%
Nicor, Inc.	433	23,252
NiSource, Inc.	7,513	144,099
Sempra Energy	6,661	356,364

		523,715

Hand & Machine Tools — 0.1%
Snap-on, Inc.	2,171	130,390
Stanley Black & Decker, Inc.	2,729	209,042

		339,432

Health Care – Products — 1.6%
Baxter International, Inc.	17,484	940,115
Becton, Dickinson & Co.	7,806	621,514
Boston Scientific Corp. (a)	604	4,343
C.R. Bard, Inc.	2,782	276,280
CareFusion Corp. (a)	6,890	194,298
Covidien PLC	12,800	664,832
Intuitive Surgical, Inc. (a)	26	8,670
Johnson & Johnson	88,913	5,268,095
Medtronic, Inc.	19,068	750,326
St. Jude Medical, Inc.	391	20,043
Stryker Corp.	11,322	688,377
Varian Medical Systems, Inc. (a)	4,397	297,413
Zimmer Holdings, Inc. (a)	5,115	309,611

		10,043,917

Health Care – Services — 1.0%
Aetna, Inc.	18,020	674,489
CIGNA Corp.	11,870	525,604
Coventry Health Care, Inc. (a)	8,177	260,764
DaVita, Inc. (a)	2,065	176,578
Humana, Inc. (a)	8,794	615,052
Laboratory Corporation of America Holdings (a)	2,717	250,317
Quest Diagnostics, Inc.	5,609	323,751
Tenet Healthcare Corp. (a)	9,844	73,338
Thermo Fisher Scientific, Inc. (a)	11,941	663,323
UnitedHealth Group, Inc.	40,873	1,847,460
WellPoint, Inc.	11,756	820,451

		6,231,127

Holding Company – Diversified — 0.0%
Leucadia National Corp.	5,617	210,862

Home Builders — 0.1%
D.R. Horton, Inc.	18,347	213,743
Lennar Corp. Class A	1,700	30,804
Pulte Group, Inc. (a)	19,373	143,360

		387,907

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	2,269	$106,234
Whirlpool Corp.	5,613	479,126

		585,360

Household Products — 0.2%
Avery Dennison Corp.	5,204	218,360
The Clorox Co.	43	3,013
Fortune Brands, Inc.	3,563	220,514
Kimberly-Clark Corp.	10,250	669,017

		1,110,904

Housewares — 0.0%
Newell Rubbermaid, Inc.	8,538	163,332

Insurance — 2.8%
ACE Ltd.	11,400	737,580
Aflac, Inc.	16,652	878,893
The Allstate Corp.	12,635	401,540
American International Group, Inc. (a)	9,002	316,330
Aon Corp.	7,868	416,689
Assurant, Inc.	17,896	689,175
Berkshire Hathaway, Inc. Class B (a)	48,281	4,037,740
The Chubb Corp.	11,220	687,898
Cincinnati Financial Corp.	7,824	256,627
Genworth Financial, Inc. Class A (a)	9,629	129,606
The Hartford Financial Services Group, Inc.	23,352	628,869
Lincoln National Corp.	20,251	608,340
Loews Corp.	12,083	520,657
Marsh & McLennan Cos., Inc.	16,862	502,656
MetLife, Inc.	38,490	1,721,658
Principal Financial Group, Inc.	18,676	599,686
The Progressive Corp.	23,314	492,625
Prudential Financial, Inc.	20,827	1,282,527
Torchmark Corp.	6,137	407,988
The Travelers Cos., Inc.	21,997	1,308,382
Unum Group	13,731	360,439
XL Group PLC	9,588	235,865

		17,221,770

Internet — 1.5%
Akamai Technologies, Inc. (a)	3,026	114,988
Amazon.com, Inc. (a)	3,701	666,661
eBay, Inc. (a)	32,277	1,001,878
Expedia, Inc.	9,816	222,430
F5 Networks, Inc. (a)	3,000	307,710
Google, Inc. Class A (a)	8,690	5,094,165
Netflix, Inc. (a)	734	174,200
Priceline.com, Inc. (a)	1,282	649,256
Symantec Corp. (a)	36,955	685,146
VeriSign, Inc.	5,109	184,997
Yahoo!, Inc. (a)	14,866	247,519

		9,348,950

	Number of Shares	Value
Iron & Steel — 0.2%
AK Steel Holding Corp.	3,485	$54,993
Allegheny Technologies, Inc.	445	30,135
Cliffs Natural Resources, Inc.	7,946	780,933
Nucor Corp.	6,256	287,901
United States Steel Corp.	3,442	185,662

		1,339,624

Leisure Time — 0.1%
Carnival Corp.	9,764	374,547
Harley-Davidson, Inc.	7,702	327,258

		701,805

Lodging — 0.2%
Marriott International, Inc. Class A	8,969	319,117
Starwood Hotels & Resorts Worldwide, Inc.	4,887	284,032
Wyndham Worldwide Corp.	5,609	178,422
Wynn Resorts Ltd.	2,298	292,421

		1,073,992

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	17,587	1,958,313
Ingersoll-Rand PLC	7,028	339,523
Joy Global, Inc.	4,645	458,972

		2,756,808

Machinery – Diversified — 0.5%
Cummins, Inc.	5,384	590,194
Deere & Co.	10,482	1,015,601
Eaton Corp.	11,938	661,843
Flowserve Corp.	480	61,824
Rockwell Automation, Inc.	3,033	287,073
Roper Industries, Inc.	3,363	290,765

		2,907,300

Manufacturing — 2.9%
3M Co.	20,503	1,917,030
Danaher Corp.	15,017	779,382
Dover Corp.	7,373	484,701
General Electric Co.	457,147	9,165,797
Honeywell International, Inc.	25,174	1,503,140
Illinois Tool Works, Inc.	14,955	803,383
ITT Corp.	5,655	339,583
Leggett & Platt, Inc.	3,786	92,757
Pall Corp.	2,861	164,822
Parker Hannifin Corp.	6,505	615,893
Textron, Inc.	24,840	680,368
Tyco International Ltd.	23,192	1,038,306

		17,585,162

Media — 2.2%
Cablevision Systems Corp. Class A	9,472	327,826
CBS Corp. Class B	25,657	642,451
Comcast Corp. Class A	96,134	2,376,433

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DIRECTV Class A (a)	24,328	$1,138,550
Discovery Communications, Inc. Series A (a)	5,700	227,430
Gannett Co., Inc.	26,700	406,641
The McGraw-Hill Cos., Inc.	9,248	364,371
News Corp. Class A	71,867	1,261,985
Scripps Networks Interactive Class A	3,357	168,152
Time Warner Cable, Inc.	13,326	950,677
Time Warner, Inc.	36,696	1,310,047
Viacom, Inc. Class B	22,365	1,040,420
The Walt Disney Co.	57,327	2,470,220
The Washington Post Co. Class B	2,093	915,813

		13,601,016

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	2,176	320,264

Mining — 0.6%
Alcoa, Inc.	36,526	644,684
Freeport-McMoRan Copper & Gold, Inc.	36,204	2,011,132
Newmont Mining Corp.	15,170	827,979
Titanium Metals Corp. (a)	4,779	88,794
Vulcan Materials Co.	1,665	75,924

		3,648,513

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	14,136	363,154
Xerox Corp.	49,471	526,866

		890,020

Oil & Gas — 6.7%
Anadarko Petroleum Corp.	9,072	743,178
Apache Corp.	6,038	790,495
Cabot Oil & Gas Corp.	610	32,312
Chesapeake Energy Corp.	19,938	668,322
Chevron Corp.	83,008	8,917,549
ConocoPhillips	68,113	5,439,504
Denbury Resources, Inc. (a)	7,374	179,926
Devon Energy Corp.	13,547	1,243,208
Diamond Offshore Drilling, Inc.	4,378	340,171
EOG Resources, Inc.	54	6,400
EQT Corp.	1,397	69,710
Exxon Mobil Corp.	169,459	14,256,586
Helmerich & Payne, Inc.	3,800	261,022
Hess Corp.	9,932	846,306
Marathon Oil Corp.	30,691	1,636,137
Murphy Oil Corp.	7,611	558,800
Nabors Industries Ltd. (a)	13,392	406,849
Newfield Exploration Co. (a)	5,200	395,252
Noble Corp.	9,533	434,895
Noble Energy, Inc.	4,648	449,229
Occidental Petroleum Corp.	8,515	889,732
Pioneer Natural Resources Co.	1,381	140,752
QEP Resources, Inc.	89	3,608

	Number of Shares	Value
Range Resources Corp.	99	$5,788
Rowan Companies, Inc. (a)	6,280	277,450
Southwestern Energy Co. (a)	1,000	42,970
Sunoco, Inc.	9,750	444,502
Tesoro Corp. (a)	21,320	572,016
Valero Energy Corp.	25,282	753,909

		40,806,578

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	12,100	888,503
Cameron International Corp. (a)	3,483	198,879
FMC Technologies, Inc. (a)	320	30,234
Halliburton Co.	16,112	803,022
National Oilwell Varco, Inc.	26,394	2,092,253
Schlumberger Ltd.	23,124	2,156,544

		6,169,435

Packaging & Containers — 0.2%
Ball Corp.	8,767	314,297
Bemis Co., Inc.	4,496	147,514
Owens-IIlinois, Inc. (a)	3,216	97,091
Sealed Air Corp.	20,792	554,314

		1,113,216

Pharmaceuticals — 3.3%
Abbott Laboratories	40,085	1,966,169
Allergan, Inc.	3,302	234,508
AmerisourceBergen Corp.	9,107	360,273
Bristol-Myers Squibb Co.	61,867	1,635,145
Cardinal Health, Inc.	14,571	599,305
Cephalon, Inc. (a)	6,564	497,420
DENTSPLY International, Inc.	1,456	53,858
Eli Lilly & Co.	46,554	1,637,304
Express Scripts, Inc. (a)	12,886	716,591
Forest Laboratories, Inc. (a)	27,891	900,879
Gilead Sciences, Inc. (a)	17,473	741,554
Hospira, Inc. (a)	217	11,978
Mead Johnson Nutrition Co.	812	47,039
Medco Health Solutions, Inc. (a)	8,413	472,474
Merck & Co., Inc.	104,309	3,443,240
Mylan, Inc. (a)	13,287	301,216
Patterson Cos., Inc.	86	2,768
Pfizer, Inc.	295,892	6,009,567
Watson Pharmaceuticals, Inc. (a)	5,556	311,192

		19,942,480

Pipelines — 0.3%
El Paso Corp.	27,984	503,712
ONEOK, Inc.	2,200	147,136
Spectra Energy Corp.	17,164	466,517
The Williams Cos., Inc.	15,148	472,315

		1,589,680

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,855	236,429

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.7%
Apartment Investment & Management Co. Class A	4,425	$112,705
AvalonBay Communities, Inc.	1,891	227,071
Boston Properties, Inc.	2,933	278,195
Equity Residential	8,956	505,208
HCP, Inc.	11,335	430,050
Health Care REIT, Inc.	3,097	162,407
Host Hotels & Resorts, Inc.	18,537	326,437
Kimco Realty Corp.	14,567	267,159
ProLogis	12,194	194,860
Public Storage	4,333	480,573
Simon Property Group, Inc.	9,075	972,477
Ventas, Inc.	3,325	180,547
Vornado Realty Trust	4,373	382,637

		4,520,326

Retail — 3.8%
Abercrombie & Fitch Co. Class A	3,107	182,381
AutoNation, Inc. (a)	2,699	95,464
AutoZone, Inc. (a)	2,005	548,488
Bed Bath & Beyond, Inc. (a)	8,364	403,730
Best Buy Co., Inc.	19,021	546,283
Big Lots, Inc. (a)	4,653	202,080
CarMax, Inc. (a)	5,600	179,760
Coach, Inc.	10,955	570,098
Costco Wholesale Corp.	14,376	1,054,048
CVS Caremark Corp.	31,597	1,084,409
Darden Restaurants, Inc.	5,254	258,129
Family Dollar Stores, Inc.	3,035	155,756
GameStop Corp. Class A (a)	18,739	422,002
The Gap, Inc.	13,490	305,683
The Home Depot, Inc.	49,607	1,838,435
J.C. Penney Co., Inc.	10,343	371,417
Kohl’s Corp.	8,152	432,382
Limited Brands, Inc.	16,330	536,930
Lowe’s Cos., Inc.	54,049	1,428,515
Macy’s, Inc.	22,687	550,387
McDonald’s Corp.	13,836	1,052,781
Nordstrom, Inc.	4,208	188,855
O’Reilly Automotive, Inc. (a)	3,773	216,797
Polo Ralph Lauren Corp.	2,850	352,403
RadioShack Corp.	11,106	166,701
Ross Stores, Inc.	4,296	305,532
Sears Holdings Corp. (a)	654	54,053
Staples, Inc.	21,764	422,657
Starbucks Corp.	23,377	863,780
Target Corp.	28,713	1,435,937
Tiffany & Co.	2,016	123,863
The TJX Cos., Inc.	14,486	720,389
Urban Outfitters, Inc. (a)	5,709	170,300
Wal-Mart Stores, Inc.	68,718	3,576,772

	Number of Shares	Value
Walgreen Co.	32,857	$1,318,880
Yum! Brands, Inc.	15,935	818,740

		22,954,817

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	27,246	263,741
People’s United Financial, Inc.	5,451	68,574

		332,315

Semiconductors — 1.8%
Advanced Micro Devices, Inc. (a)	14,357	123,470
Altera Corp.	9,707	427,302
Analog Devices, Inc.	12,454	490,439
Applied Materials, Inc.	50,768	792,996
Broadcom Corp. Class A	5,764	226,986
Intel Corp.	171,476	3,458,671
KLA-Tencor Corp.	9,289	440,020
Linear Technology Corp.	7,605	255,756
LSI Corp. (a)	18,528	125,990
MEMC Electronic Materials, Inc. (a)	8,516	110,367
Microchip Technology, Inc.	6,121	232,659
Micron Technology, Inc. (a)	34,117	390,981
National Semiconductor Corp.	6,712	96,250
Novellus Systems, Inc. (a)	24,354	904,264
NVIDIA Corp. (a)	26,476	488,747
Teradyne, Inc. (a)	36,250	645,613
Texas Instruments, Inc.	39,274	1,357,310
Xilinx, Inc.	6,356	208,477

		10,776,298

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	2,536	105,258

Software — 2.4%
Adobe Systems, Inc. (a)	9,282	307,791
Autodesk, Inc. (a)	7,843	345,955
BMC Software, Inc. (a)	7,912	393,543
CA, Inc.	32,987	797,626
Cerner Corp. (a)	700	77,840
Citrix Systems, Inc. (a)	3,679	270,259
Compuware Corp. (a)	7,915	91,418
Dun & Bradstreet Corp.	2,496	200,279
Electronic Arts, Inc. (a)	1,837	35,877
Fidelity National Information Services, Inc.	8,500	277,865
Fiserv, Inc. (a)	3,738	234,447
Intuit, Inc. (a)	5,750	305,325
Microsoft Corp.	254,057	6,442,885
Novell, Inc. (a)	15,620	92,627
Oracle Corp.	125,333	4,182,362
Red Hat, Inc. (a)	4,571	207,478
Salesforce.com, Inc. (a)	1,300	173,654

		14,437,231

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 3.4%
American Tower Corp. Class A (a)	3,689	$191,164
AT&T, Inc.	170,709	5,223,696
CenturyLink, Inc.	17,210	715,076
Cisco Systems, Inc.	176,889	3,033,646
Corning, Inc.	51,496	1,062,363
Frontier Communications Corp.	16,056	131,980
Harris Corp.	6,670	330,832
JDS Uniphase Corp. (a)	7,623	158,863
Juniper Networks, Inc. (a)	3,028	127,418
MetroPCS Communications, Inc. (a)	14,300	232,232
Motorola Mobility Holdings, Inc. (a)	120	2,928
Motorola Solutions, Inc. (a)	12,377	553,128
QUALCOMM, Inc.	43,200	2,368,656
Qwest Communications International, Inc.	73,386	501,226
Sprint Nextel Corp. (a)	127,373	591,011
Tellabs, Inc.	73,385	384,537
Verizon Communications, Inc.	121,537	4,684,036
Windstream Corp.	17,216	221,570

		20,514,362

Textiles — 0.0%
Cintas Corp.	3,678	111,333

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,361	63,749
Mattel, Inc.	5,490	136,866

		200,615

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	1,920	142,330
CSX Corp.	18,669	1,467,383
Expeditors International of Washington, Inc.	4,426	221,920
FedEx Corp.	4,080	381,684
Norfolk Southern Corp.	10,925	756,775
Ryder System, Inc.	1,957	99,024
Union Pacific Corp.	13,720	1,349,088
United Parcel Service, Inc. Class B	27,854	2,070,109

		6,488,313

TOTAL COMMON STOCK (Cost $251,683,231)		386,220,204

TOTAL EQUITIES (Cost $251,683,231)		386,220,204

	Principal Amount
BONDS & NOTES — 36.7%

CORPORATE DEBT — 13.7%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$430,000	501,214

	Principal Amount	Value
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	$255,000	$286,394
Goodrich Corp. 6.125% 3/01/19	110,000	123,278
L-3 Communications Corp. 4.750% 7/15/20	25,000	24,898
L-3 Communications Corp. 6.375% 10/15/15	480,000	494,400
Lockheed Martin Corp. 5.500% 11/15/39	40,000	39,656
United Technologies Corp. 6.125% 7/15/38	80,000	90,045

		1,058,671

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	35,000	39,340

Banks — 1.0%
Associated Banc-Corp 5.125% 3/28/16	350,000	351,328
Bank of America Corp. 2.100% 4/30/12	500,000	509,163
Bank of America Corp. 3.625% 3/17/16	325,000	320,423
Bank of America Corp. 4.500% 4/01/15	175,000	181,722
Bank of America Corp. Series L 5.650% 5/01/18	320,000	334,426
Barclays Bank PLC 5.200% 7/10/14	100,000	108,079
Barclays Bank PLC 6.750% 5/22/19	240,000	271,058
Capital One Financial Corp. 7.375% 5/23/14	170,000	195,125
Credit Suisse AG 5.400% 1/14/20	365,000	368,641
Credit Suisse New York 5.500% 5/01/14	125,000	137,013
Deutsche Bank AG 3.250% 1/11/16	425,000	426,648
First Horizon National Corp. 5.375% 12/15/15	325,000	339,552
HSBC Holdings PLC 6.500% 9/15/37	325,000	331,417
ICICI Bank Ltd. (b) 5.500% 3/25/15	340,000	354,483
PNC Funding Corp. 4.375% 8/11/20	430,000	428,065
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	265,000	275,156
UBS AG 5.750% 4/25/18	275,000	296,256

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank NA 6.600% 1/15/38	$50,000	$56,167
Wachovia Corp. 5.300% 10/15/11	325,000	333,150
Wachovia Corp. 5.750% 6/15/17	345,000	382,210
Wells Fargo & Co. 3.625% 4/15/15	170,000	175,228

		6,175,310

Beverages — 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	325,345
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	25,000	27,564
Diageo Finance BV 3.875% 4/01/11	325,000	325,000
Foster’s Finance Corp. (b) 6.875% 6/15/11	835,000	844,997

		1,522,906

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	45,000	52,963
Lafarge SA (b) 5.500% 7/09/15	550,000	567,820
Masco Corp. 4.800% 6/15/15	560,000	556,475
Masco Corp. 7.125% 8/15/13	200,000	214,598
Masco Corp. 7.125% 3/15/20	45,000	46,569
Owens Corning, Inc. 9.000% 6/15/19	55,000	65,002

		1,503,427

Chemicals — 0.2%
Airgas, Inc. 4.500% 9/15/14	250,000	261,165
Ashland, Inc. 9.125% 6/01/17	40,000	45,900
Cytec Industries, Inc. 8.950% 7/01/17	75,000	91,585
The Dow Chemical Co. 7.600% 5/15/14	35,000	40,447
The Dow Chemical Co. 8.550% 5/15/19	65,000	82,163
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	34,213
Incitiec Pivot Ltd (b) 4.000% 12/07/15	300,000	300,227
Lyondell Chemical Co. (b) 8.000% 11/01/17	70,000	77,175

	Principal Amount	Value
Valspar Corp. 7.250% 6/15/19	$125,000	$143,526

		1,076,401

Coal — 0.0%
Consol Energy, Inc. 8.250% 4/01/20	35,000	38,806

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	251,467
Deluxe Corp. 7.375% 6/01/15	95,000	98,444
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	248,085
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	80,573

		678,569

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	40,000	42,350
Brocade Communications Systems, Inc. 6.875% 1/15/20	20,000	21,600
EMC Corp., Convertible 1.750% 12/01/13	250,000	426,250
HP Enterprise Services LLC Series B 6.000% 8/01/13	310,000	341,449
International Business Machines Corp. 5.600% 11/30/39	140,000	146,355

		978,004

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	49,793

Diversified Financial — 2.3%
American Express Co. 6.150% 8/28/17	230,000	257,381
American Express Co. 7.250% 5/20/14	120,000	136,493
American Express Co. 8.125% 5/20/19	135,000	168,436
American General Finance Corp. 6.500% 9/15/17	225,000	200,250
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	640,825
BlackRock, Inc. 5.000% 12/10/19	90,000	94,415
BlackRock, Inc. 6.250% 9/15/17	225,000	258,170
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	462,377
Citigroup, Inc. 4.750% 5/19/15	10,000	10,482

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.375% 8/09/20	$245,000	$252,216
Citigroup, Inc. 5.500% 10/15/14	185,000	199,541
Citigroup, Inc. 5.500% 2/15/17	500,000	519,414
Citigroup, Inc. 6.375% 8/12/14	370,000	409,012
Citigroup, Inc. 8.125% 7/15/39	155,000	194,295
Citigroup, Inc. 8.500% 5/22/19	145,000	178,912
Eaton Vance Corp. 6.500% 10/02/17	85,000	96,278
Ford Motor Credit Co. LLC 8.700% 10/01/14	130,000	147,571
General Electric Capital Corp. 2.800% 1/08/13	300,000	306,959
General Electric Capital Corp. 3.500% 8/13/12	375,000	387,098
General Electric Capital Corp. 4.625% 1/07/21	225,000	221,585
General Electric Capital Corp. 5.300% 2/11/21	325,000	330,092
General Electric Capital Corp. 5.375% 10/20/16	475,000	515,989
General Electric Capital Corp. 5.900% 5/13/14	300,000	331,119
General Electric Capital Corp. 6.000% 8/07/19	145,000	158,306
General Electric Capital Corp. 6.875% 1/10/39	260,000	290,158
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	118,866
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	831,787
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	228,450
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	821,972
The Goldman Sachs Group, Inc. 6.250% 2/01/41	125,000	124,482
The Goldman Sachs Group, Inc. 6.750% 10/01/37	160,000	161,381
HSBC Finance Corp. 6.375% 10/15/11	965,000	994,475
Janus Capital Group, Inc. 6.700% 6/15/17	255,000	274,840
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	50,832
JP Morgan Chase & Co. 3.450% 3/01/16	80,000	79,714

	Principal Amount	Value
Lazard Group LLC 6.850% 6/15/17	$360,000	$383,227
Lazard Group LLC 7.125% 5/15/15	430,000	472,394
Merrill Lynch & Co., Inc. 5.450% 2/05/13	950,000	1,007,053
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	109,078
Morgan Stanley 4.200% 11/20/14	675,000	696,872
Morgan Stanley 5.450% 1/09/17	265,000	279,363
Morgan Stanley 5.625% 9/23/19	235,000	240,014
SLM Corp. 5.000% 10/01/13	230,000	238,071
SLM Corp. 6.250% 1/25/16	100,000	104,250
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	93,691

		14,078,186

Electric — 0.8%
Allegheny Energy Supply Co. LLC (b) 8.250% 4/15/12	275,000	291,624
Ameren Corp. 8.875% 5/15/14	345,000	396,870
CMS Energy Corp. 5.050% 2/15/18	400,000	398,349
CMS Energy Corp. 6.250% 2/01/20	45,000	46,997
CMS Energy Corp. 6.300% 2/01/12	3,000	3,105
IPALCO Enterprises, Inc. 8.625% 11/14/11	100,000	103,500
Kansas Gas & Electric Co. 5.647% 3/29/21	258,068	274,136
MidAmerican Energy Holdings Co. 5.950% 5/15/37	330,000	340,293
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	176,175	181,901
Monongahela Power 6.700% 6/15/14	400,000	436,937
Nevada Power Co. Series L 5.875% 1/15/15	450,000	500,606
Nevada Power Co. Series N 6.650% 4/01/36	135,000	152,601
NRG Energy, Inc. 8.500% 6/15/19	175,000	184,188
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	17,097

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oncor Electric Delivery Co. 7.500% 9/01/38	$40,000	$47,907
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	121,314
PPL Energy Supply LLC 6.300% 7/15/13	350,000	381,655
Tenaska Oklahoma (b) 6.528% 12/30/14	285,689	279,969
Tri-State Generation & Transmission Association Series 2003 Class A (b) 6.040% 1/31/18	263,397	282,063
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	168,437
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	247,887

		4,857,436

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	514,462

Electronics — 0.1%
Amphenol Corp. 4.750% 11/15/14	100,000	107,295
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	232,833

		340,128

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	125,000	127,337
Peninsula Gaming LLC 8.375% 8/15/15	280,000	298,900

		426,237

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	245,000	253,642
Republic Services, Inc. 5.250% 11/15/21	125,000	130,857

		384,499

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	221,214
Kraft Foods, Inc. 4.125% 2/09/16	280,000	290,508
Kraft Foods, Inc. 6.500% 2/09/40	90,000	96,128
The Kroger Co. 7.500% 1/15/14	150,000	170,788
Ralcorp Holdings, Inc. 4.950% 8/15/20	150,000	150,773

	Principal Amount	Value
Ralcorp Holdings, Inc. 6.625% 8/15/39	$275,000	$282,290

		1,211,701

Forest Products & Paper — 0.2%
International Paper Co. 7.300% 11/15/39	110,000	123,064
International Paper Co. 9.375% 5/15/19	70,000	90,101
The Mead Corp. 7.550% 3/01/47	260,000	254,623
Rock-Tenn Co. 5.625% 3/15/13	105,000	108,412
Rock-Tenn Co. 8.200% 8/15/11	390,000	397,800
Rock-Tenn Co. 9.250% 3/15/16	100,000	110,000
Verso Paper Holdings LLC 11.500% 7/01/14	31,000	33,868

		1,117,868

Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	396,476

Hand & Machine Tools — 0.1%
Kennametal, Inc. 7.200% 6/15/12	310,000	323,177

Health Care – Products — 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	185,000	202,060
Beckman Coulter, Inc. 7.000% 6/01/19	150,000	173,136
Boston Scientific Corp. 4.500% 1/15/15	680,000	701,343
Boston Scientific Corp. 6.000% 1/15/20	170,000	178,129
Johnson & Johnson 5.850% 7/15/38	40,000	44,516

		1,299,184

Health Care – Services — 0.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	80,000	86,200
CIGNA Corp. 5.125% 6/15/20	100,000	104,239
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	68,008
WellPoint, Inc. 4.350% 8/15/20	275,000	274,359

		532,806

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	236,652

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leucadia National Corp. 7.750% 8/15/13	$1,150,000	$1,230,500

		1,467,152

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	30,000	31,293

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	90,000	104,422

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	150,000	150,384

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	165,000	182,054

Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	110,000	132,976
The Allstate Corp. 5.550% 5/09/35	150,000	146,446
The Allstate Corp. 7.450% 5/16/19	35,000	41,574
American International Group, Inc. 3.650% 1/15/14	65,000	66,114
American International Group, Inc. 6.400% 12/15/20	225,000	240,141
Berkshire Hathaway, Inc. 3.200% 2/11/15	505,000	519,828
CNA Financial Corp. 7.350% 11/15/19	180,000	203,289
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	294,401
Lincoln National Corp. 4.300% 6/15/15	100,000	103,753
Lincoln National Corp. 6.300% 10/09/37	220,000	229,602
Lincoln National Corp. 7.000% 6/15/40	105,000	119,850
Lincoln National Corp. 8.750% 7/01/19	250,000	316,565
MetLife, Inc. Series A 6.817% 8/15/18	45,000	52,032
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	152,525
Prudential Financial, Inc. 3.875% 1/14/15	210,000	217,142
Prudential Financial, Inc. 4.500% 11/15/20	125,000	122,438
Prudential Financial, Inc. 4.750% 9/17/15	375,000	399,278

	Principal Amount	Value
Prudential Financial, Inc. 6.200% 11/15/40	$75,000	$77,911
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	134,281

		3,570,146

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	300,000	337,500

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	215,975

Iron & Steel — 0.5%
AK Steel Corp. 7.625% 5/15/20	135,000	137,700
Allegheny Technologies, Inc. 5.950% 1/15/21	150,000	157,933
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	228,039
ArcelorMittal 3.750% 8/05/15	250,000	252,474
ArcelorMittal 5.250% 8/05/20	285,000	278,733
ArcelorMittal 9.000% 2/15/15	555,000	664,287
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	265,244
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	249,557
Steel Dynamics, Inc. 7.375% 11/01/12	695,000	740,175

		2,974,142

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	247,304
Marriott International, Inc. 5.810% 11/10/15	70,000	75,977
Marriott International, Inc. 6.200% 6/15/16	775,000	863,271
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	33,000	35,269
Wyndham Worldwide Corp. 6.000% 12/01/16	45,000	47,684
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	50,000	53,000

		1,322,505

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	420,000	464,561

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	$180,000	$208,980
ITT Corp. 4.900% 5/01/14	200,000	213,935
ITT Corp. 6.125% 5/01/19	200,000	224,665
Tyco Electronics Group SA 6.000% 10/01/12	225,000	239,835
Tyco Electronics Group SA 6.550% 10/01/17	200,000	228,881

		1,116,296

Media — 0.5%
CBS Corp. 7.875% 7/30/30	210,000	243,780
Comcast Corp. 6.400% 5/15/38	175,000	178,209
NBC Universal, Inc. (b) 5.150% 4/30/20	225,000	231,896
NBC Universal, Inc. (b) 6.400% 4/30/40	20,000	20,535
News America, Inc. 6.900% 8/15/39	100,000	108,574
Scholastic Corp. 5.000% 4/15/13	320,000	323,600
Thomson Corp. 5.700% 10/01/14	650,000	725,744
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	115,013
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	309,478
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	54,820
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	81,038
Time Warner, Inc. 4.700% 1/15/21	125,000	124,468
Time Warner, Inc. 6.100% 7/15/40	150,000	146,819
Time Warner, Inc. 6.250% 3/29/41	375,000	372,581
Viacom, Inc. 6.250% 4/30/16	195,000	221,831

		3,258,386

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	125,000	137,881

Mining — 0.2%
Alcoa, Inc. 6.150% 8/15/20	140,000	147,941
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	335,101

	Principal Amount	Value
Teck Resources Ltd. 7.000% 9/15/12	$325,000	$347,222
Teck Resources Ltd. 10.750% 5/15/19	50,000	63,850
Vale Overseas Ltd. 6.250% 1/23/17	305,000	339,504
Vale Overseas Ltd. 6.875% 11/10/39	80,000	85,512

		1,319,130

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	150,000	157,898
Xerox Corp. 5.500% 5/15/12	225,000	235,375
Xerox Corp. 5.625% 12/15/19	10,000	10,746

		404,019

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	400,000	407,486
Steelcase, Inc. 6.500% 8/15/11	455,000	463,199

		870,685

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	485,000	533,837
ConocoPhillips 6.500% 2/01/39	110,000	125,225
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	235,048
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	194,293
Nexen, Inc. 7.500% 7/30/39	25,000	28,151
Noble Holding International Ltd. 7.375% 3/15/14	450,000	513,117
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	36,843
Petrobras International Finance Co. 3.875% 1/27/16	215,000	216,437
Petrobras International Finance Co. 5.375% 1/27/21	240,000	240,724
Petrobras International Finance Co. 6.750% 1/27/41	100,000	103,021
Petroleos Mexicanos 5.500% 1/21/21	285,000	289,275
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	252,671
Rowan Cos., Inc. 5.000% 9/01/17	160,000	165,548
Shell International Finance BV 5.500% 3/25/40	75,000	76,002

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Shell International Finance BV 5.625% 6/27/11	$50,000	$50,612
Talisman Energy, Inc. 7.750% 6/01/19	205,000	250,138
Tesoro Corp. 6.500% 6/01/17	215,000	221,450
Valero Energy Corp. 4.500% 2/01/15	235,000	247,296
Valero Energy Corp. 6.125% 2/01/20	200,000	216,314

		3,996,002

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	189,674
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	250,000	251,563
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	300,000	294,750

		735,987

Packaging & Containers — 0.1%
Ball Corp. 7.125% 9/01/16	240,000	262,500
Packaging Corporation of America 5.750% 8/01/13	185,000	198,236
Sealed Air Corp. (b) 5.625% 7/15/13	200,000	209,633

		670,369

Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	125,000	141,371
Eli Lilly & Co. 5.950% 11/15/37	40,000	43,465
Express Scripts, Inc. 6.250% 6/15/14	650,000	722,118
McKesson Corp. 4.750% 3/01/21	150,000	151,856
McKesson Corp. 6.000% 3/01/41	125,000	129,428
Merck & Co., Inc. 5.850% 6/30/39	45,000	48,808
Mylan, Inc. (b) 7.625% 7/15/17	45,000	48,431
Pfizer, Inc. 7.200% 3/15/39	165,000	204,244

		1,489,721

Pipelines — 0.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	186,273
CenterPoint Energy Resources Corp. (b) 4.500% 1/15/21	100,000	98,026

	Principal Amount	Value
CenterPoint Energy Resources Corp. (b) 5.850% 1/15/41	$100,000	$99,043
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	206,263
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	25,778
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	125,000	127,465
Enogex LLC (b) 6.875% 7/15/14	590,000	646,116
Enterprise Products Operating LP 3.200% 2/01/16	100,000	99,376
Enterprise Products Operating LP 5.950% 2/01/41	275,000	267,481
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	159,028
Kern River Funding Corp. (b) 4.893% 4/30/18	442,969	477,888
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	144,671
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	122,718
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	10,780
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	154,875
NGPL PipeCo LLC (b) 6.514% 12/15/12	475,000	508,839
ONEOK Partners LP 3.250% 2/01/16	100,000	99,506
ONEOK Partners LP 6.125% 2/01/41	250,000	249,871
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	373,834
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	225,000	245,183
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	278,153
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	194,351
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	132,818
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	350,000	382,746
Williams Partners LP 5.250% 3/15/20	365,000	380,758

		5,671,840

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	175,000	176,648

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brookfield Asset Management, Inc. 7.125% 6/15/12	$125,000	$132,435

		309,083

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 4.125% 5/15/21	140,000	133,155
Brandywine Operating Partners LP (c) 4.950% 4/15/18	200,000	197,712
Developers Diversified Realty Corp. 4.750% 4/15/18	60,000	58,405
Senior Housing Properties Trust 4.300% 1/15/16	325,000	322,614
Senior Housing Properties Trust 8.625% 1/15/12	100,000	104,599
Simon Property Group LP 4.200% 2/01/15	50,000	52,597
Simon Property Group LP 4.375% 3/01/21	415,000	406,007
Simon Property Group LP 5.650% 2/01/20	150,000	161,530

		1,436,619

Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	175,000	178,200
Home Depot, Inc. 5.950% 4/01/41	150,000	149,582
J.C. Penney Co., Inc. 5.650% 6/01/20	75,000	72,281
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	128,513
Lowe’s Cos., Inc. 5.600% 9/15/12	250,000	266,445
McDonald’s Corp. 6.300% 10/15/37	100,000	114,940
Nordstrom, Inc. 6.750% 6/01/14	95,000	108,556
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	148,366
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	377,202

		1,544,085

Savings & Loans — 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	535,547
Washington Mutual Bank (d) 5.650% 8/15/14	775,000	969

		536,516

Software — 0.1%
CA, Inc. 5.375% 12/01/19	90,000	92,724

	Principal Amount	Value
Microsoft Corp. 3.000% 10/01/20	$350,000	$324,951

		417,675

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	510,000	554,625

Telecommunications — 1.1%
America Movil SAB de CV 5.000% 3/30/20	130,000	134,042
America Movil SAB de CV 6.125% 3/30/40	135,000	141,140
American Tower Corp. 4.500% 1/15/18	475,000	466,490
American Tower Corp. 5.050% 9/01/20	475,000	461,477
AT&T, Inc. 6.500% 9/01/37	300,000	310,882
British Telecom PLC STEP 9.875% 12/15/30	55,000	76,077
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	450,000	513,636
CenturyLink, Inc. 5.500% 4/01/13	215,000	223,170
CenturyLink, Inc. 6.150% 9/15/19	140,000	147,001
CenturyLink, Inc. 7.600% 9/15/39	45,000	48,204
Cisco Systems, Inc. 5.500% 1/15/40	55,000	53,982
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	78,666
Embarq Corp. 7.082% 6/01/16	110,000	125,091
Juniper Networks, Inc. 4.600% 3/15/21	100,000	99,679
Juniper Networks, Inc. 5.950% 3/15/41	175,000	172,815
Rogers Communications, Inc. 5.500% 3/15/14	200,000	219,549
Rogers Communications, Inc. 6.375% 3/01/14	350,000	392,574
Rogers Communications, Inc. 6.800% 8/15/18	20,000	23,381
Rogers Communications, Inc. 7.500% 8/15/38	30,000	36,912
Telecom Italia Capital 6.000% 9/30/34	45,000	40,719
Telecom Italia Capital 6.175% 6/18/14	340,000	365,057

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telefonica Emisiones SAU 3.992% 2/16/16	$300,000	$301,452
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	126,589
Verizon Communications, Inc. 8.750% 11/01/18	300,000	383,834
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	180,672
Virgin Media Secured Finance PLC 6.500% 1/15/18	475,000	518,937
Windstream Corp. (b) 7.750% 10/01/21	555,000	566,100
Windstream Corp. 7.875% 11/01/17	285,000	305,662

		6,513,790

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	419,000

Transportation — 0.2%
Asciano Finance (b)(c) 5.000% 4/07/18	175,000	174,051
Bristow Group, Inc. 7.500% 9/15/17	155,000	162,944
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	212,912
Canadian National Railway Co. 5.850% 11/15/17	140,000	158,371
Canadian National Railway Co. 6.375% 11/15/37	190,000	217,812
CSX Corp. 7.250% 5/01/27	50,000	58,084
Ryder System, Inc. 5.000% 6/15/12	100,000	104,114
Union Pacific Corp. 4.000% 2/01/21	125,000	122,801

		1,211,089

Trucking & Leasing — 0.1%
GATX Corp. 3.500% 7/15/16	250,000	246,962
GATX Corp. 4.750% 5/15/15	85,000	88,734
GATX Corp. 8.750% 5/15/14	480,000	554,149

		889,845

TOTAL CORPORATE DEBT (Cost $79,325,019)		83,427,378

MUNICIPAL OBLIGATIONS — 0.4%
Access Group, Inc., Delaware VRN 1.752% 9/01/37	225,000	222,075
Colorado Bridge Enterprise BAB 6.078% 12/01/40	500,000	517,405

	Principal Amount	Value
North Texas Tollway Authority BAB 6.718% 1/01/49	$620,000	$615,889
State of California 5.950% 4/01/16	175,000	187,665
State of California BAB 7.550% 4/01/39	120,000	130,439
State of Illinois 5.365% 3/01/17	575,000	574,540
Tennessee Valley Authority 5.250% 9/15/39	155,000	162,316

		2,410,329

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,361,040)		2,410,329

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Automobile ABS — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (b) 0.534% 7/20/12	600,000	577,610
Chesapeake Funding LLC, Series 2009-1, Class A FRN (b) 2.255% 12/15/20	316,424	319,828
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	250,000	249,558
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	346,026	346,804

		1,493,800

Commercial MBS — 2.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.742% 2/10/51	775,000	837,057
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	650,000	681,899
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	370,107
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	719,232	727,451
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	228,708

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$600,000	$607,499
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	350,000	371,130
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	525,000	555,441
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	605,299	610,957
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	575,000	626,700
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	450,000	470,465
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.211% 2/15/41	785,000	619,387
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 3.645% 3/10/44	450,000	451,295
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.221% 5/15/41	750,000	799,603
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	725,000	775,767
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	500,000	519,563
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	953,623	979,509
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	400,000	443,469
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	776,230

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.]855% 2/15/51	$1,163,882	$1,190,025
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	97,818	96,512
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	202,756

		12,941,530

Home Equity ABS — 1.1%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.520% 8/25/35	249,827	240,274
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.620% 11/25/34	262,714	250,992
Asset Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.690% 6/25/35	300,000	270,617
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.610% 7/25/35	245,313	234,137
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 0.610% 9/25/35	97,293	89,444
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.630% 11/25/35	116,790	113,982
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.350% 5/25/36	92,064	89,964
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.360% 7/25/36	146,585	141,148
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.660% 12/25/33	133,144	124,191
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.480% 9/25/34	180,903	172,897
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.630% 1/25/36	190,371	180,200
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.740% 12/25/35	225,000	217,407
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M1 FRN 0.650% 3/25/35	78,192	76,192

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.490% 1/25/36	$216,384	$210,055
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.680% 4/25/35	200,680	179,963
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.360% 7/25/37	284,720	274,982
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.420% 8/25/36	209,703	187,109
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.430% 7/25/36	399,518	375,105
Home Equity Asset Trust, Series 2006-1, Class 2A4 FRN 0.580% 4/25/36	310,000	257,729
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.530% 8/25/45	129,253	125,428
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.750% 2/25/35	319,108	306,167
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.780% 2/25/35	290,000	236,283
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.720% 8/25/35	185,000	153,739
Merrill Lynch Mortgage Synthetic, 2005-ACR1 M1 (b) 0.983% 6/28/35	225,000	207,429
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 1.013% 6/28/35	220,000	151,000
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.700% 3/25/35	215,000	185,458
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.630% 8/25/35	350,000	322,060
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.880% 2/25/35	200,000	176,789
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.440% 3/25/36	308,101	282,258
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.500% 1/25/36	192,835	183,232

	Principal Amount	Value
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.590% 3/25/36	$290,095	$272,246
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.610% 8/25/35	145,442	136,527
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.650% 10/25/35	250,000	197,662

		6,622,666

Other ABS — 0.2%
Cajun Global LLC, Series 2011-1A, Class A2 5.955% 2/20/41	250,000	253,253
CLI Funding LLC, Series 2011-1A (b) 4.500% 3/18/26	250,000	250,000
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (e) 0.909% 6/20/14	950,000	645,525

		1,148,778

Student Loans ABS — 0.8%
Access Group, Inc., Series 2004-1, Class A4 FRN 1.758% 12/27/32	75,000	66,000
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	345,153	342,176
College Loan Corp. Trust, Series 2007-1, Class A6 FRN 1.750% 1/25/47	50,000	47,750
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.752% 1/25/47	350,000	299,250
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	150,000	149,063
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.744% 3/25/42	300,000	272,250
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	250,000	187,866
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.290% 1/27/25	267,470	265,060
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.290% 6/25/25	331,863	327,688

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.400% 2/25/26	$132,574	$131,796
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.050% 4/25/46	219,355	220,804
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.493% 1/28/47	200,000	126,000
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.360% 6/15/21	66,811	66,686
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	210,506	174,350
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.712% 12/15/16	325,000	324,999
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.743% 12/15/16	250,000	249,999
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.750% 1/27/42	500,000	492,900
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.755% 12/15/16	700,000	699,998
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.755% 9/15/28	100,000	96,500
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.350% 12/17/46	375,000	300,000

		4,841,135

WL Collateral CMO — 0.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.334% 7/20/36	1,623	1,618
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.785% 2/25/34	48,311	43,168
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	21,328	17,098
Gracechurch Mortgage Financing PLC, Series 2007-1A, Class 3A1 FRN (b) 0.393% 11/20/56	417,614	412,610
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.873% 8/25/34	42,691	39,188
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.444% 1/19/38	497,297	328,506

	Principal Amount	Value
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.610% 7/25/35	$80,815	$74,627
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.360% 5/25/37	469,854	248,353
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.739% 8/25/34	114,834	88,424
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.530% 6/25/36	238,704	234,540
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.500% 8/25/36	162,738	122,639
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.653% 7/25/33	9,461	8,972
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.041% 2/25/34	17,043	16,453
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.618% 2/25/34	972	903
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,107,888	1,111,344
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.430% 6/25/46	926,069	366,788
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.702% 3/25/34	72,148	61,616
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.712% 4/25/44	201,430	169,160

		3,346,007

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.500% 11/25/37	332,963	319,193
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.758% 6/25/32	73,284	58,587

		377,780

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,532,676)		30,771,696

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 7.375% 3/18/19	$175,000	$210,000
Peruvian Government International Bond 6.550% 3/14/37	95,000	102,838
Poland Government International Bond 6.375% 7/15/19	230,000	255,930
Province of Quebec Canada 7.500% 9/15/29	90,000	120,611
Republic of Brazil International Bond 5.625% 1/07/41	305,000	299,662
United Mexican States 5.125% 1/15/20	200,000	209,200
United Mexican States 6.750% 9/27/34	160,000	180,480

		1,378,721

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,365,894)		1,378,721

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.4%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	327,028	371,664

Pass-Through Securities — 12.3%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	24,906	27,062
Pool #E85346 6.000% 9/01/16	33,197	36,071
Pool #E85542 6.000% 10/01/16	36,497	39,657
Pool #G11431 6.000% 2/01/18	45,583	49,529
Pool #E85089 6.500% 8/01/16	138,724	149,857
Pool #E85301 6.500% 9/01/16	46,510	50,598
Pool #C55867 7.500% 2/01/30	176,559	199,676
Pool #C01079 7.500% 10/01/30	26,978	30,639
Pool #C01135 7.500% 2/01/31	95,559	108,518
Pool #C00470 8.000% 8/01/26	45,084	51,376
Pool #G00924 8.000% 3/01/28	60,772	69,219
Pool #554904 9.000% 3/01/17	418	470

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #2789 4.000% 12/01/39 (c)	$2,200,000	$2,160,297
Pool #6949 4.500% 2/01/38 (c)	11,270,000	11,450,496
Federal National Mortgage Association
Pool #725692 2.480% 10/01/33	211,419	221,297
Pool #888586 2.755% 10/01/34	400,484	420,449
Pool #586036 6.000% 5/01/16	3,830	4,177
Pool #587994 6.000% 6/01/16	55,021	59,995
Pool #564594 7.000% 1/01/31	31,370	35,669
Pool #572844 7.000% 4/01/31	109,083	124,054
Pool #253795 7.000% 5/01/31	236,253	268,628
Pool #510375 7.500% 9/01/29	2,851	3,226
Pool #511380 7.500% 9/01/29	3,355	3,797
Pool #515935 7.500% 9/01/29	9,463	10,703
Pool #499386 7.500% 9/01/29	4,417	5,003
Pool #504345 7.500% 11/01/29	4,669	5,301
Pool #521006 7.500% 12/01/29	1,983	2,251
Pool #522769 7.500% 12/01/29	188	213
Pool #252981 7.500% 1/01/30	24,465	27,737
Pool #524874 7.500% 2/01/30	1,254	1,391
Pool #531196 7.500% 2/01/30	2,089	2,371
Pool #524317 7.500% 3/01/30	8,296	9,396
Pool #530299 7.500% 3/01/30	2,014	2,283
Pool #530520 7.500% 3/01/30	21,217	23,948
Pool #531574 7.500% 4/01/30	21,381	24,277
Pool #537797 7.500% 4/01/30	8,384	9,517
Pool #253183 7.500% 4/01/30	10,369	11,758

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253265 7.500% 5/01/30	$14,960	$16,961
Pool #529690 8.000% 2/01/30	7,336	8,367
Pool #536999 8.000% 3/01/30	436	497
Pool #502394 8.000% 4/01/30	754	855
Pool #526380 8.000% 5/01/30	10,121	11,563
Pool #536949 8.000% 5/01/30	3,279	3,747
Pool #535351 8.000% 6/01/30	9,326	10,646
Pool #253481 8.000% 10/01/30	8,715	9,956
Pool #569911 8.000% 3/01/31	6,972	7,932
Pool #596656 8.000% 8/01/31	2,296	2,591
Pool #602008 8.000% 8/01/31	8,890	10,159
Pool #190317 8.000% 8/01/31	3,206	3,661
Federal National Mortgage Association TBA Pool #1058 3.500% 12/01/40 (c)	14,045,000	13,226,441
Pool #6330 4.000% 1/01/23 (c)	11,495,000	11,812,908
Pool #6057 4.000% 12/01/39 (c)	8,861,000	8,717,009
Pool #11264 4.500% 1/01/20 (c)	6,935,000	7,267,664
Pool #14170 4.500% 2/01/38 (c)	5,074,000	5,163,984
Pool #27350 5.000% 2/01/39 (c)	11,695,000	12,235,894
Government National Mortgage Association Pool #343751 7.000% 4/15/23	1,021	1,155
Pool #349496 7.000% 5/15/23	6,946	7,833
Pool #359587 7.000% 6/15/23	1,254	1,409
Pool #337539 7.000% 7/15/23	2,248	2,539
Pool #363066 7.000% 8/15/23	29,004	32,708
Pool #354674 7.000% 10/15/23	21,395	24,138

	Principal Amount	Value
Pool #362651 7.000% 10/15/23	$40,789	$46,029
Pool #368814 7.000% 10/15/23	18,439	20,861
Pool #352021 7.000% 11/15/23	16,932	19,149
Pool #371967 7.000% 11/15/23	1,689	1,911
Pool #591581 7.000% 8/15/32	16,943	19,373
Pool #307818 7.250% 6/20/21	85,335	95,666
Pool #326248 7.250% 3/20/22	30,674	34,703
Pool #326261 7.250% 4/20/22	47,768	53,908
Pool #326278 7.250% 5/20/22	102,682	116,314
Pool #203811 7.500% 4/15/17	602	623
Pool #205884 7.500% 5/15/17	38,597	42,655
Pool #213760 7.500% 6/15/17	18,860	20,815
New Valley Generation IV 4.687% 1/15/22	279,049	293,621

		75,047,151

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $74,873,969)		75,418,815

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds & Notes — 5.0%
U.S. Treasury Bond 4.375% 5/15/40	1,965,000	1,921,555
U.S. Treasury Bond 5.375% 2/15/31	2,700,000	3,088,547
U.S. Treasury Inflation Index 1.125% 1/15/21	1,610,512	1,633,663
U.S. Treasury Inflation Index 2.125% 2/15/41	1,483,068	1,566,954
U.S. Treasury Note 1.000% 1/15/14	5,475,000	5,448,480
U.S. Treasury Note 1.250% 3/15/14	3,710,000	3,708,986
U.S. Treasury Note 1.375% 2/15/12	1,300,000	1,312,390
U.S. Treasury Note 1.875% 9/30/17	1,800,000	1,702,969
U.S. Treasury Note 2.500% 3/31/13	465,000	481,057

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.625% 8/15/20	$570,000	$534,798
U.S. Treasury Note (f) 3.000% 9/30/16	9,035,000	9,309,227

		30,708,626

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,089,438)		30,708,626

TOTAL BONDS & NOTES (Cost $220,548,036)		224,115,565

TOTAL LONG-TERM INVESTMENTS (Cost $472,231,267)		610,335,769

SHORT-TERM INVESTMENTS — 12.8%
Commercial Paper — 12.8%
Apache Corp. (b) 0.330% 4/05/11	2,035,000	2,034,925
BMW U.S. Capital LLC (b) 0.400% 5/04/11	5,000,000	4,998,167
Centrica PLC (b) 0.520% 4/21/11	4,140,000	4,138,804
Comcast Corp. (b) 0.380% 4/29/11	5,000,000	4,998,522
Dominion Resources, Inc. (b) 0.350% 4/14/11	5,000,000	4,999,368
Enbridge Energy Partners LP (b) 0.350% 4/01/11	3,000,000	3,000,000
Enbridge Energy Partners LP (b) 0.360% 4/08/11	1,250,000	1,249,913
ERAC USA Finance Co. (b) 0.410% 5/16/11	325,000	324,833
ERAC USA Finance Co. (b) 0.430% 5/23/11	2,325,000	2,323,556
ERAC USA Finance Co. (b) 0.430% 6/06/11	2,510,000	2,508,021
National Grid USA (b) 0.500% 5/03/11	5,200,000	5,197,689
Natixis US Finance Co. LLC 0.400% 4/18/11	3,230,000	3,229,390
NextEra Energy Capital Holdings, Inc. 0.400% 6/06/11	1,050,000	1,049,230
NextEra Energy Capital Holdings, Inc. 0.410% 5/10/11	3,500,000	3,498,445
Omnicom Capital, Inc. (b) 0.370% 4/29/11	5,000,000	4,998,561
Pacific Gas & Electric Co. (b) 0.360% 4/12/11	3,625,000	3,624,601
Pall Corp. (b) 0.360% 4/07/11	4,680,000	4,679,719
Ryder System, Inc. 0.380% 4/05/11	1,645,000	1,644,931

	Principal Amount	Value
Safeway, Inc. 0.330% 4/11/11	$3,000,000	$2,999,725
South Carolina Electric & Gas 0.350% 4/04/11	2,090,000	2,089,939
Verizon Communications, Inc. (b) 0.370% 4/28/11	5,000,000	4,998,613
Volkswagen Group of America, Inc. (b) 0.400% 5/23/11	5,000,000	4,997,111
Wellpoint, Inc. (b) 0.350% 5/23/11	4,600,000	4,597,675

		78,181,738

TOTAL SHORT-TERM INVESTMENTS (Cost $78,181,738)		78,181,738

TOTAL INVESTMENTS —112.8% (Cost $550,413,005) (g)		688,517,507

Other Assets/(Liabilities) —(12.8)%		(77,925,499)

NET ASSETS — 100.0%		$610,592,008

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bond
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $79,558,319 or 13.03% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2011, these securities amounted to a value of $969 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $645,525 or 0.11% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Advertising — 1.1%
AirMedia Group, Inc. Sponsored ADR (Cayman Islands) (a)	48,000	$250,080

Auto Manufacturers — 0.6%
Brilliance China Automotive Holdings Ltd. (a)	138,000	138,188

Automotive & Parts — 2.0%
Xinyi Glass Holdings Co. Ltd.	448,000	465,552

Banks — 15.5%
Bank of China Ltd. Class H	1,763,100	979,939
China Construction Bank Corp. Class H	1,096,260	1,027,033
China Minsheng Banking Corp. Ltd. Class H	369,200	340,786
Industrial & Commercial Bank of China	1,476,545	1,224,410

		3,572,168

Biotechnology — 0.9%
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	12,500	193,250

Building Materials — 3.7%
BBMG Corp.	138,500	228,142
China Liansu Group Holdings Ltd. (a)	242,000	207,616
China Resources Cement Holdings Ltd. (a)	406,000	402,454

		838,212

Coal — 4.4%
China Shenhua Energy Co. Ltd. Class H	48,500	228,381
Hidili Industry International Development Ltd.	260,000	230,991
Inner Mongolia Yitai Coal Co.	36,900	258,647
Yanzhou Coal Mining Co. Ltd. Class H	84,000	303,247

		1,021,266

Commercial Services — 1.3%
Cosco Pacific Ltd.	162,000	306,244

Computers — 1.5%
Lenovo Group Ltd.	596,000	341,625

Electrical Components & Equipment — 1.0%
Zhuzhou CSR Times Electric Co. Ltd. Class H	60,000	228,721

Electronics — 1.0%
TPK Holding Co. Ltd. (a)	8,000	220,087

	Number of Shares	Value
Energy – Alternate Sources — 1.7%
GCL-Poly Energy Holdings Ltd. (a)	641,000	$395,627

Foods — 1.9%
China Corn Oil Co. Ltd. (a)	218,000	144,750
China Yurun Food Group Ltd.	88,000	296,891

		441,641

Forest Products & Paper — 0.7%
Nine Dragons Paper Holdings Ltd.	130,000	155,671

Health Care – Products — 2.0%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	205,341
Trauson Holdings Co. Ltd. (a)	616,000	260,009

		465,350

Holding Company – Diversified — 1.3%
Dah Chong Hong Holdings Ltd.	273,000	306,618

Home Furnishing — 0.7%
Skyworth Digital Holdings Ltd.	274,000	154,968

Insurance — 8.4%
China Life Insurance Co. Ltd.	53,000	198,542
China Pacific Insurance Group Co. Ltd. Class H	113,170	474,086
China Taiping Insurance Holdings Co. Ltd. (a)	110,800	326,687
PICC Property & Casualty Co. Ltd. Class H (a)	228,000	277,008
Ping An Insurance Group Co. of China Ltd.	65,500	663,029

		1,939,352

Internet — 7.3%
SINA Corp. (a)	6,810	728,943
SouFun Holdings Ltd. Sponsored ADR (China) (a)	4,400	82,324
Tencent Holdings Ltd.	35,500	862,557

		1,673,824

Iron & Steel — 2.4%
Citic Pacific Ltd.	92,000	254,937
Xingda International Holdings Ltd.	325,000	302,676

		557,613

Machinery – Construction & Mining — 2.6%
International Mining Machinery Holdings Ltd. (a)	423,500	371,709
Sany Heavy Equipment International Holdings Co. Ltd.	132,000	217,094

		588,803

Machinery – Diversified — 0.6%
China High Precision Automation Group Ltd.	184,000	133,609

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 1.5%
Phoenix Satellite Television Holdings Ltd.	806,000	$331,356

Metal Fabricate & Hardware — 1.3%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd. (a)	613,000	294,887

Oil & Gas — 9.3%
China Petroleum & Chemical Corp. Class H	500,000	503,319
CNOOC Ltd.	405,000	1,026,190
Kunlun Energy Co. Ltd	228,000	362,906
PetroChina Co. Ltd. Class H	166,000	253,889

		2,146,304

Oil & Gas Services — 0.9%
China Oilfield Services Ltd.	92,000	208,796

Pharmaceuticals — 1.8%
Sino Biopharmaceutical Ltd.	1,124,000	418,452

Real Estate — 2.7%
KWG Property Holding Ltd.	197,000	159,476
Poly Hong Kong Investments Ltd.	298,000	281,279
Yuexiu Property Co. Ltd. (a)	804,000	178,556

		619,311

Retail — 4.1%
Belle International Holdings Ltd.	121,000	223,068
Daphne International Holdings Ltd.	104,000	78,722
IT Ltd.	322,000	218,059
Springland International Holdings Ltd. (a)	384,000	289,892
Trinity Ltd.	150,000	139,705

		949,446

Semiconductors — 0.8%
Spreadtrum Communications, Inc. Sponsored ADR (Cayman Islands) (a)	10,300	191,065

Shipbuilding — 0.9%
China Rongsheng Heavy Industry Group Co. Ltd. (a)	229,000	198,902

Software — 1.3%
Kingdee International Software Group Co. Ltd.	490,000	307,783

Telecommunications — 8.2%
AAC Acoustic Technologies Holdings, Inc.	82,000	221,888
China Mobile Ltd.	46,000	424,960
China Unicom Ltd.	306,000	508,865
Comba Telecom Systems Holdings Ltd.	369,000	433,389

	Number of Shares	Value
O-Net Communications Group Ltd. (a)	462,000	$306,194

		1,895,296

TOTAL COMMON STOCK (Cost $19,868,972)		21,950,067

TOTAL EQUITIES (Cost $19,868,972)		21,950,067

TOTAL LONG-TERM INVESTMENTS (Cost $19,868,972)		21,950,067

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$508,002	508,002

TOTAL SHORT-TERM INVESTMENTS (Cost $508,002)		508,002

TOTAL INVESTMENTS — 97.6% (Cost $20,376,974) (c)		22,458,069

Other Assets/(Liabilities) — 2.4%		551,205

NET ASSETS — 100.0%		$23,009,274

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $508,002. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $519,332.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	2,287	$28,747
Omnicom Group, Inc.	331	16,239

		44,986

Aerospace & Defense — 2.1%
The Boeing Co.	257	19,000
General Dynamics Corp.	648	49,611
Goodrich Corp.	98	8,382
L-3 Communications Holdings, Inc.	261	20,439
Lockheed Martin Corp.	671	53,948
Northrop Grumman Corp.	691	43,333
Raytheon Co.	890	45,274
Rockwell Collins, Inc.	199	12,901
United Technologies Corp.	1,358	114,955

		367,843

Agriculture — 2.2%
Altria Group, Inc.	3,180	82,776
Archer-Daniels-Midland Co.	889	32,013
Lorillard, Inc.	423	40,189
Philip Morris International, Inc.	3,476	228,130
Reynolds American, Inc.	538	19,115

		402,223

Airlines — 0.2%
Southwest Airlines Co.	2,185	27,597

Apparel — 0.4%
Nike, Inc. Class B	634	47,994
VF Corp.	298	29,362

		77,356

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	7,230	107,799
Paccar, Inc.	456	23,872

		131,671

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	790	11,834
Johnson Controls, Inc.	98	4,074

		15,908

Banks — 4.6%
Bank of America Corp.	10,599	141,285
Bank of New York Mellon Corp.	1,867	55,767
BB&T Corp.	697	19,133
Capital One Financial Corp.	1,125	58,455
Comerica, Inc.	197	7,234
Fifth Third Bancorp	1,382	19,182
First Horizon National Corp.	119	1,334
Huntington Bancshares, Inc.	2,188	14,528

	Number of Shares	Value
KeyCorp	2,683	$23,825
M&T Bank Corp.	198	17,517
Marshall & Ilsley Corp.	391	3,124
Northern Trust Corp.	99	5,024
PNC Financial Services Group, Inc.	855	53,856
Regions Financial Corp.	434	3,151
State Street Corp.	590	26,515
SunTrust Banks, Inc.	694	20,015
U.S. Bancorp	2,864	75,696
Wells Fargo & Co.	8,832	279,974
Zions Bancorp	98	2,260

		827,875

Beverages — 2.2%
Brown-Forman Corp. Class B	97	6,625
The Coca-Cola Co.	2,955	196,064
Coca-Cola Enterprises, Inc.	1,079	29,457
Constellation Brands, Inc. Class A (a)	982	19,915
Dr. Pepper Snapple Group, Inc.	775	28,799
Molson Coors Brewing Co. Class B	395	18,522
PepsiCo, Inc.	1,528	98,418

		397,800

Biotechnology — 0.8%
Amgen, Inc. (a)	1,884	100,700
Biogen Idec, Inc. (a)	397	29,136
Celgene Corp. (a)	146	8,399
Genzyme Corp. (a)	3	229
Life Technologies Corp. (a)	172	9,016

		147,480

Building Materials — 0.0%
Masco Corp.	491	6,835

Chemicals — 2.0%
Air Products & Chemicals, Inc.	297	26,783
Airgas, Inc.	99	6,575
CF Industries Holdings, Inc.	199	27,221
The Dow Chemical Co.	2,476	93,469
E.I. du Pont de Nemours & Co.	1,380	75,859
Eastman Chemical Co.	93	9,237
Ecolab, Inc.	95	4,847
FMC Corp.	100	8,493
International Flavors & Fragrances, Inc.	99	6,168
Monsanto Co.	700	50,582
PPG Industries, Inc.	297	28,277
Praxair, Inc.	98	9,957
The Sherwin-Williams Co.	98	8,231
Sigma-Aldrich Corp.	98	6,237

		361,936

Coal — 0.2%
CONSOL Energy, Inc.	99	5,310
Massey Energy Co.	98	6,699

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Peabody Energy Corp.	244	$17,558

		29,567

Commercial Services — 1.5%
Apollo Group, Inc. Class A (a)	847	35,328
Automatic Data Processing, Inc.	590	30,273
DeVry, Inc.	99	5,452
Donnelley (R.R.) & Sons Co.	284	5,373
Equifax, Inc.	97	3,768
H&R Block, Inc.	894	14,966
Iron Mountain, Inc.	198	6,184
MasterCard, Inc. Class A	106	26,682
McKesson Corp.	393	31,067
Monster Worldwide, Inc. (a)	192	3,053
Moody’s Corp.	340	11,529
Paychex, Inc.	435	13,642
Quanta Services, Inc. (a)	95	2,131
Robert Half International, Inc.	95	2,907
SAIC, Inc. (a)	711	12,030
Total System Services, Inc.	420	7,568
Visa, Inc. Class A	490	36,074
Western Union Co.	1,392	28,912

		276,939

Computers — 7.4%
Apple, Inc. (a)	1,451	505,602
Cognizant Technology Solutions Corp. Class A (a)	122	9,931
Computer Sciences Corp.	724	35,280
Dell, Inc. (a)	3,756	54,500
EMC Corp. (a)	3,100	82,305
Hewlett-Packard Co.	3,624	148,475
International Business Machines Corp.	2,167	353,373
Lexmark International, Inc. Class A (a)	893	33,077
NetApp, Inc. (a)	491	23,656
SanDisk Corp. (a)	690	31,802
Teradata Corp. (a)	186	9,430
Western Digital Corp. (a)	926	34,531

		1,321,962

Cosmetics & Personal Care — 1.4%
Avon Products, Inc.	291	7,869
Colgate-Palmolive Co.	318	25,682
The Estee Lauder Cos., Inc. Class A	135	13,008
The Procter & Gamble Co.	3,208	197,613

		244,172

Distribution & Wholesale — 0.2%
Fastenal Co.	99	6,418
Genuine Parts Co.	297	15,931
W.W. Grainger, Inc.	99	13,631

		35,980

Diversified Financial — 5.8%
American Express Co.	1,671	75,529

	Number of Shares	Value
Ameriprise Financial, Inc.	555	$33,899
BlackRock, Inc.	100	20,101
The Charles Schwab Corp.	483	8,708
Citigroup, Inc. (a)	41,443	183,178
CME Group, Inc.	74	22,315
Discover Financial Services	1,317	31,766
E*TRADE Financial Corp. (a)	108	1,688
Federated Investors, Inc. Class B	198	5,297
Franklin Resources, Inc.	198	24,766
The Goldman Sachs Group, Inc.	785	124,399
IntercontinentalExchange, Inc. (a)	99	12,230
Invesco Ltd.	593	15,157
Janus Capital Group, Inc.	600	7,482
JP Morgan Chase & Co.	6,824	314,586
Legg Mason, Inc.	339	12,235
Morgan Stanley	2,168	59,230
The NASDAQ OMX Group, Inc. (a)	1,198	30,956
NYSE Euronext	297	10,446
SLM Corp. (a)	1,377	21,068
T. Rowe Price Group, Inc.	295	19,594

		1,034,630

Electric — 2.8%
The AES Corp. (a)	1,381	17,953
Ameren Corp.	354	9,937
American Electric Power Co., Inc.	690	24,247
CenterPoint Energy, Inc.	390	6,848
CMS Energy Corp.	495	9,722
Consolidated Edison, Inc.	294	14,912
Constellation Energy Group, Inc.	226	7,035
Dominion Resources, Inc.	741	33,123
DTE Energy Co.	295	14,443
Duke Energy Corp.	2,151	39,041
Edison International	719	26,308
Entergy Corp.	297	19,961
Exelon Corp.	1,086	44,787
FirstEnergy Corp.	1,014	37,609
Integrys Energy Group, Inc.	199	10,051
NextEra Energy, Inc.	298	16,426
Northeast Utilities	297	10,276
NRG Energy, Inc. (a)	502	10,813
Pepco Holdings, Inc.	397	7,404
PG&E Corp.	511	22,576
Pinnacle West Capital Corp.	197	8,430
PPL Corp.	593	15,003
Progress Energy, Inc.	395	18,225
Public Service Enterprise Group, Inc.	489	15,408
SCANA Corp.	97	3,819
The Southern Co.	1,006	38,339
TECO Energy, Inc.	195	3,658
Wisconsin Energy Corp.	196	5,978
Xcel Energy, Inc.	490	11,706

		504,038

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	735	$42,946
Molex, Inc.	87	2,185

		45,131

Electronics — 0.3%
Agilent Technologies, Inc. (a)	446	19,972
Amphenol Corp. Class A	98	5,330
FLIR Systems, Inc.	99	3,426
Jabil Circuit, Inc.	280	5,721
PerkinElmer, Inc.	428	11,244
Waters Corp. (a)	99	8,603

		54,296

Engineering & Construction — 0.2%
Fluor Corp.	397	29,243
Jacobs Engineering Group, Inc. (a)	195	10,029

		39,272

Entertainment — 0.0%
International Game Technology	295	4,788

Environmental Controls — 0.4%
Republic Services, Inc.	578	17,363
Stericycle, Inc. (a)	99	8,779
Waste Management, Inc.	986	36,817

		62,959

Foods — 1.3%
Campbell Soup Co.	95	3,145
ConAgra Foods, Inc.	536	12,730
Dean Foods Co. (a)	1,126	11,260
General Mills, Inc.	386	14,108
H.J. Heinz Co.	593	28,950
The Hershey Co.	298	16,196
Hormel Foods Corp.	290	8,074
The J.M. Smucker Co.	199	14,207
Kellogg Co.	97	5,236
Kraft Foods, Inc. Class A	331	10,380
The Kroger Co.	891	21,357
McCormick & Co., Inc.	197	9,423
Safeway, Inc.	689	16,219
Sara Lee Corp.	1,280	22,618
SUPERVALU, Inc.	1,608	14,359
Sysco Corp.	189	5,235
Tyson Foods, Inc. Class A	582	11,169
Whole Foods Market, Inc.	195	12,851

		237,517

Forest Products & Paper — 0.4%
International Paper Co.	798	24,084
MeadWestvaco Corp.	882	26,751
Plum Creek Timber Co., Inc.	97	4,230
Weyerhaeuser Co.	565	13,899

		68,964

	Number of Shares	Value
Gas — 0.2%
Nicor, Inc.	99	$5,316
NiSource, Inc.	484	9,283
Sempra Energy	294	15,729

		30,328

Hand & Machine Tools — 0.1%
Snap-on, Inc.	99	5,946
Stanley Black & Decker, Inc.	150	11,490

		17,436

Health Care – Products — 2.6%
Baxter International, Inc.	831	44,683
Becton, Dickinson & Co.	397	31,609
Boston Scientific Corp. (a)	84	604
C.R. Bard, Inc.	99	9,832
CareFusion Corp. (a)	391	11,026
Covidien PLC	500	25,970
Intuitive Surgical, Inc. (a)	1	333
Johnson & Johnson	4,144	245,532
Medtronic, Inc.	930	36,596
St. Jude Medical, Inc.	99	5,075
Stryker Corp.	494	30,035
Varian Medical Systems, Inc. (a)	199	13,460
Zimmer Holdings, Inc. (a)	297	17,977

		472,732

Health Care – Services — 1.6%
Aetna, Inc.	891	33,350
CIGNA Corp.	555	24,575
Coventry Health Care, Inc. (a)	437	13,936
DaVita, Inc. (a)	99	8,466
Humana, Inc. (a)	397	27,766
Laboratory Corporation of America Holdings (a)	98	9,029
Quest Diagnostics, Inc.	197	11,371
Tenet Healthcare Corp. (a)	490	3,651
Thermo Fisher Scientific, Inc. (a)	555	30,830
UnitedHealth Group, Inc.	1,931	87,281
WellPoint, Inc.	589	41,106

		291,361

Holding Company – Diversified — 0.1%
Leucadia National Corp.	294	11,037

Home Builders — 0.1%
D.R. Horton, Inc.	390	4,544
Lennar Corp. Class A	95	1,721
Pulte Group, Inc. (a)	965	7,141

		13,406

Home Furnishing — 0.1%
Harman International Industries, Inc.	98	4,588
Whirlpool Corp.	197	16,816

		21,404

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.3%
Avery Dennison Corp.	227	$9,525
The Clorox Co.	98	6,867
Fortune Brands, Inc.	198	12,254
Kimberly-Clark Corp.	518	33,810

		62,456

Housewares — 0.0%
Newell Rubbermaid, Inc.	286	5,471

Insurance — 4.3%
ACE Ltd.	500	32,350
Aflac, Inc.	690	36,418
The Allstate Corp.	587	18,655
American International Group, Inc. (a)	463	16,270
Aon Corp.	298	15,782
Assurant, Inc.	795	30,615
Berkshire Hathaway, Inc. Class B (a)	2,178	182,146
The Chubb Corp.	491	30,103
Cincinnati Financial Corp.	216	7,085
Genworth Financial, Inc. Class A (a)	187	2,517
The Hartford Financial Services Group, Inc.	1,090	29,354
Lincoln National Corp.	862	25,895
Loews Corp.	493	21,243
Marsh & McLennan Cos., Inc.	705	21,016
MetLife, Inc.	1,782	79,709
Principal Financial Group, Inc.	893	28,674
The Progressive Corp.	984	20,792
Prudential Financial, Inc.	987	60,779
Torchmark Corp.	297	19,745
The Travelers Cos., Inc.	1,011	60,134
Unum Group	691	18,139
XL Group PLC	486	11,956

		769,377

Internet — 2.4%
Akamai Technologies, Inc. (a)	97	3,686
Amazon.com, Inc. (a)	223	40,169
eBay, Inc. (a)	1,481	45,970
Expedia, Inc.	453	10,265
F5 Networks, Inc. (a)	100	10,257
Google, Inc. Class A (a)	403	236,243
Netflix, Inc. (a)	34	8,069
Priceline.com, Inc. (a)	59	29,880
Symantec Corp. (a)	1,485	27,532
VeriSign, Inc.	237	8,582
Yahoo!, Inc. (a)	730	12,154

		432,807

Iron & Steel — 0.3%
AK Steel Holding Corp.	198	3,124
Allegheny Technologies, Inc.	97	6,569
Cliffs Natural Resources, Inc.	298	29,288
Nucor Corp.	337	15,509

	Number of Shares	Value
United States Steel Corp.	97	$5,232

		59,722

Leisure Time — 0.2%
Carnival Corp.	498	19,103
Harley-Davidson, Inc.	294	12,492

		31,595

Lodging — 0.3%
Marriott International, Inc. Class A	398	14,161
Starwood Hotels & Resorts Worldwide, Inc.	236	13,716
Wyndham Worldwide Corp.	293	9,320
Wynn Resorts Ltd.	99	12,598

		49,795

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	825	91,864
Ingersoll-Rand PLC	400	19,324
Joy Global, Inc.	232	22,924

		134,112

Machinery – Diversified — 0.9%
Cummins, Inc.	295	32,338
Deere & Co.	521	50,480
Eaton Corp.	590	32,710
Flowserve Corp.	99	12,751
Rockwell Automation, Inc.	197	18,646
Roper Industries, Inc.	199	17,205

		164,130

Manufacturing — 4.5%
3M Co.	914	85,459
Danaher Corp.	690	35,811
Dover Corp.	294	19,327
General Electric Co.	21,125	423,556
Honeywell International, Inc.	1,208	72,130
Illinois Tool Works, Inc.	687	36,905
ITT Corp.	194	11,650
Leggett & Platt, Inc.	186	4,557
Pall Corp.	198	11,407
Parker Hannifin Corp.	338	32,002
Textron, Inc.	1,148	31,444
Tyco International Ltd.	1,100	49,247

		813,495

Media — 3.5%
Cablevision Systems Corp. Class A	300	10,383
CBS Corp. Class B	1,085	27,168
Comcast Corp. Class A	4,480	110,746
DIRECTV Class A (a)	1,174	54,943
Discovery Communications, Inc. Series A (a)	200	7,980
Gannett Co., Inc.	1,231	18,748
The McGraw-Hill Cos., Inc.	493	19,424
News Corp. Class A	3,441	60,424

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Scripps Networks Interactive Class A	99	$4,959
Time Warner Cable, Inc.	575	41,021
Time Warner, Inc.	1,682	60,047
Viacom, Inc. Class B	1,064	49,497
The Walt Disney Co.	2,595	111,819
The Washington Post Co. Class B	97	42,443

		619,602

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	100	14,718

Mining — 1.0%
Alcoa, Inc.	1,980	34,947
Freeport-McMoRan Copper & Gold, Inc.	1,622	90,102
Newmont Mining Corp.	787	42,955
Titanium Metals Corp. (a)	217	4,032
Vulcan Materials Co.	99	4,514

		176,550

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	613	15,748
Xerox Corp.	2,290	24,388

		40,136

Oil & Gas — 10.5%
Anadarko Petroleum Corp.	441	36,127
Apache Corp.	276	36,134
Cabot Oil & Gas Corp.	99	5,244
Chesapeake Energy Corp.	791	26,514
Chevron Corp.	3,773	405,333
ConocoPhillips	3,150	251,559
Denbury Resources, Inc. (a)	99	2,416
Devon Energy Corp.	598	54,879
Diamond Offshore Drilling, Inc.	199	15,462
Exxon Mobil Corp.	7,838	659,411
Helmerich & Payne, Inc.	200	13,738
Hess Corp.	486	41,412
Marathon Oil Corp.	1,380	73,568
Murphy Oil Corp.	397	29,148
Nabors Industries Ltd. (a)	584	17,742
Newfield Exploration Co. (a)	200	15,202
Noble Corp.	441	20,118
Noble Energy, Inc.	220	21,263
Occidental Petroleum Corp.	452	47,230
Pioneer Natural Resources Co.	98	9,988
QEP Resources, Inc.	95	3,851
Rowan Companies, Inc. (a)	384	16,965
Southwestern Energy Co. (a)	100	4,297
Sunoco, Inc.	465	21,199
Tesoro Corp. (a)	1,068	28,654
Valero Energy Corp.	1,169	34,860

		1,892,314

	Number of Shares	Value
Oil & Gas Services — 1.6%
Baker Hughes, Inc.	571	$41,928
Cameron International Corp. (a)	95	5,424
FMC Technologies, Inc. (a)	97	9,165
Halliburton Co.	802	39,972
National Oilwell Varco, Inc.	1,182	93,697
Schlumberger Ltd.	1,008	94,006

		284,192

Packaging & Containers — 0.3%
Ball Corp.	412	14,770
Bemis Co., Inc.	157	5,151
Owens-IIlinois, Inc. (a)	195	5,887
Sealed Air Corp.	903	24,074

		49,882

Pharmaceuticals — 5.3%
Abbott Laboratories	1,845	90,497
Allergan, Inc.	183	12,997
AmerisourceBergen Corp.	391	15,468
Bristol-Myers Squibb Co.	2,854	75,431
Cardinal Health, Inc.	790	32,493
Cephalon, Inc. (a)	399	30,236
DENTSPLY International, Inc.	99	3,662
Eli Lilly & Co.	2,081	73,189
Express Scripts, Inc. (a)	596	33,143
Forest Laboratories, Inc. (a)	1,330	42,959
Gilead Sciences, Inc. (a)	872	37,008
Hospira, Inc. (a)	97	5,354
Mead Johnson Nutrition Co.	97	5,619
Medco Health Solutions, Inc. (a)	387	21,734
Merck & Co., Inc.	4,789	158,085
Mylan, Inc. (a)	893	20,244
Patterson Cos., Inc.	99	3,187
Pfizer, Inc.	13,587	275,952
Watson Pharmaceuticals, Inc. (a)	198	11,090

		948,348

Pipelines — 0.3%
El Paso Corp.	990	17,820
ONEOK, Inc.	100	6,688
Spectra Energy Corp.	789	21,445
The Williams Cos., Inc.	487	15,185

		61,138

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	456	12,175

Real Estate Investment Trusts (REITS) — 1.1%
Apartment Investment & Management Co. Class A	262	6,673
AvalonBay Communities, Inc.	102	12,248
Boston Properties, Inc.	98	9,295
Equity Residential	393	22,169
HCP, Inc.	495	18,780

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care REIT, Inc.	99	$5,192
Host Hotels & Resorts, Inc.	812	14,300
Kimco Realty Corp.	691	12,673
ProLogis	585	9,348
Public Storage	198	21,960
Simon Property Group, Inc.	407	43,614
Ventas, Inc.	198	10,752
Vornado Realty Trust	202	17,675

		204,679

Retail — 5.9%
Abercrombie & Fitch Co. Class A	214	12,562
AutoNation, Inc. (a)	82	2,900
AutoZone, Inc. (a)	93	25,441
Bed Bath & Beyond, Inc. (a)	394	19,018
Best Buy Co., Inc.	873	25,073
Big Lots, Inc. (a)	191	8,295
CarMax, Inc. (a)	300	9,630
Coach, Inc.	490	25,500
Costco Wholesale Corp.	690	50,591
CVS Caremark Corp.	1,393	47,808
Darden Restaurants, Inc.	198	9,728
Family Dollar Stores, Inc.	197	10,110
GameStop Corp. Class A (a)	1,094	24,637
The Gap, Inc.	684	15,499
The Home Depot, Inc.	2,260	83,756
J.C. Penney Co., Inc.	538	19,320
Kohl’s Corp.	355	18,829
Limited Brands, Inc.	829	27,257
Lowe’s Cos., Inc.	2,491	65,837
Macy’s, Inc.	1,271	30,834
McDonald’s Corp.	581	44,208
Nordstrom, Inc.	295	13,240
O’Reilly Automotive, Inc. (a)	199	11,435
Polo Ralph Lauren Corp.	98	12,118
RadioShack Corp.	604	9,066
Ross Stores, Inc.	194	13,797
Sears Holdings Corp. (a)	99	8,182
Staples, Inc.	985	19,129
Starbucks Corp.	981	36,248
Target Corp.	1,312	65,613
Tiffany & Co.	121	7,434
The TJX Cos., Inc.	690	34,314
Urban Outfitters, Inc. (a)	100	2,983
Wal-Mart Stores, Inc.	3,007	156,514
Walgreen Co.	1,577	63,301
Yum! Brands, Inc.	697	35,812

		1,066,019

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	1,268	12,274
People’s United Financial, Inc.	94	1,183

		13,457

	Number of Shares	Value
Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a)	689	$5,925
Altera Corp.	598	26,324
Analog Devices, Inc.	595	23,431
Applied Materials, Inc.	2,574	40,206
Broadcom Corp. Class A	291	11,460
Intel Corp.	7,900	159,343
KLA-Tencor Corp.	497	23,543
Linear Technology Corp.	193	6,491
LSI Corp. (a)	865	5,882
MEMC Electronic Materials, Inc. (a)	198	2,566
Microchip Technology, Inc.	297	11,289
Micron Technology, Inc. (a)	1,578	18,084
National Semiconductor Corp.	395	5,664
Novellus Systems, Inc. (a)	1,123	41,697
NVIDIA Corp. (a)	1,160	21,414
Teradyne, Inc. (a)	1,672	29,778
Texas Instruments, Inc.	1,759	60,791
Xilinx, Inc.	193	6,330

		500,218

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	115	4,779

Software — 3.8%
Adobe Systems, Inc. (a)	431	14,292
Autodesk, Inc. (a)	360	15,880
BMC Software, Inc. (a)	395	19,647
CA, Inc.	1,495	36,149
Citrix Systems, Inc. (a)	199	14,619
Compuware Corp. (a)	374	4,320
Dun & Bradstreet Corp.	109	8,746
Electronic Arts, Inc. (a)	95	1,855
Fidelity National Information Services, Inc.	400	13,076
Fiserv, Inc. (a)	195	12,230
Intuit, Inc. (a)	394	20,921
Microsoft Corp.	11,749	297,955
Novell, Inc. (a)	765	4,537
Oracle Corp.	5,871	195,915
Red Hat, Inc. (a)	241	10,939
Salesforce.com, Inc. (a)	99	13,224

		684,305

Telecommunications — 5.3%
American Tower Corp. Class A (a)	199	10,312
AT&T, Inc.	7,990	244,494
CenturyLink, Inc.	756	31,412
Cisco Systems, Inc.	8,174	140,184
Corning, Inc.	2,306	47,573
Frontier Communications Corp.	1,347	11,072
Harris Corp.	395	19,592
JDS Uniphase Corp. (a)	387	8,065
Juniper Networks, Inc. (a)	93	3,913

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetroPCS Communications, Inc. (a)	713	$11,579
Motorola Mobility Holdings, Inc. (a)	80	1,952
Motorola Solutions, Inc. (a)	643	28,736
QUALCOMM, Inc.	1,961	107,522
Qwest Communications International, Inc.	3,430	23,427
Sprint Nextel Corp. (a)	4,642	21,539
Tellabs, Inc.	3,213	16,836
Verizon Communications, Inc.	5,631	217,019
Windstream Corp.	481	6,190

		951,417

Textiles — 0.0%
Cintas Corp.	198	5,993

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	97	4,544
Mattel, Inc.	295	7,354

		11,898

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	97	7,191
CSX Corp.	858	67,439
Expeditors International of Washington, Inc.	97	4,863
FedEx Corp.	194	18,149
Norfolk Southern Corp.	493	34,150
Ryder System, Inc.	119	6,021
Union Pacific Corp.	690	67,848
United Parcel Service, Inc. Class B	1,328	98,697

		304,358

TOTAL COMMON STOCK (Cost $15,446,358)		17,996,567

TOTAL EQUITIES (Cost $15,446,358)		17,996,567

TOTAL LONG-TERM INVESTMENTS (Cost $15,446,358)		17,996,567

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$41,349	$41,349

TOTAL SHORT-TERM INVESTMENTS (Cost $41,349)		41,349

TOTAL INVESTMENTS — 100.4% (Cost $15,487,707) (c)		18,037,916

Other Assets/(Liabilities) — (0.4)%		(80,506)

NET ASSETS — 100.0%		$17,957,410

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $41,349. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $44,620.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Advertising — 0.3%
Omnicom Group, Inc.	56,097	$2,752,119

Aerospace & Defense — 0.4%
Northrop Grumman Corp.	58,227	3,651,415

Auto Manufacturers — 0.2%
General Motors Co. (a)	62,919	1,952,376

Automotive & Parts — 1.7%
The Goodyear Tire & Rubber Co. (a)	106,039	1,588,464
Johnson Controls, Inc.	58,944	2,450,302
Lear Corp.	247,320	12,086,529

		16,125,295

Banks — 10.3%
Bank of America Corp.	278,822	3,716,697
Bank of New York Mellon Corp.	90,782	2,711,659
Fifth Third Bancorp	218,098	3,027,200
M&T Bank Corp.	159,290	14,092,386
PNC Financial Services Group, Inc.	226,372	14,259,172
State Street Corp.	435,702	19,580,448
U.S. Bancorp	517,686	13,682,441
Wells Fargo & Co.	841,159	26,664,741

		97,734,744

Beverages — 2.7%
The Coca-Cola Co.	284,740	18,892,499
Coca-Cola Enterprises, Inc.	119,404	3,259,729
PepsiCo, Inc.	60,440	3,892,941

		26,045,169

Biotechnology — 1.9%
Amgen, Inc. (a)	344,376	18,406,897

Chemicals — 3.7%
Air Products & Chemicals, Inc.	31,611	2,850,680
Celanese Corp. Series A	350,470	15,550,354
LyondellBasell Industries NV Class A (a)	424,330	16,782,251

		35,183,285

Coal — 0.2%
CONSOL Energy, Inc.	35,607	1,909,603

Commercial Services — 1.0%
AerCap Holdings NV (a)	772,196	9,706,504

Computers — 0.2%
Hewlett-Packard Co.	39,081	1,601,149

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	50,600	3,116,960

Diversified Financial — 6.9%
Ameriprise Financial, Inc.	58,680	3,584,174
CIT Group, Inc. (a)	283,530	12,064,202

	Number of Shares	Value
Citigroup, Inc. (a)	872,764	$3,857,617
Discover Financial Services	157,023	3,787,395
E*TRADE Financial Corp. (a)	215,570	3,369,359
The Goldman Sachs Group, Inc.	40,740	6,456,068
JP Morgan Chase & Co.	628,504	28,974,034
Legg Mason, Inc.	90,658	3,271,847

		65,364,696

Electric — 4.8%
American Electric Power Co., Inc.	180,110	6,329,065
Calpine Corp. (a)	189,497	3,007,317
Edison International	404,230	14,790,776
Entergy Corp.	234,980	15,793,006
PPL Corp.	116,211	2,940,138
Public Service Enterprise Group, Inc.	77,843	2,452,833

		45,313,135

Electrical Components & Equipment — 1.0%
The Babcock & Wilcox Co. (a)	288,830	9,641,145

Engineering & Construction — 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (a)	103,607	2,506,253
Foster Wheeler AG (a)	59,074	2,222,364

		4,728,617

Foods — 0.5%
ConAgra Foods, Inc.	52,502	1,246,923
Kellogg Co.	56,335	3,040,963

		4,287,886

Forest Products & Paper — 1.6%
AbitibiBowater, Inc. (a)	51,307	1,378,619
Rock-Tenn Co. Class A	157,790	10,942,736
Weyerhaeuser Co.	127,786	3,143,536

		15,464,891

Gas — 0.3%
NiSource, Inc.	161,940	3,106,009

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	33,331	2,553,155

Health Care – Products — 0.9%
Alere, Inc. (a)	48,983	1,917,195
Covidien PLC	70,071	3,639,488
Medtronic, Inc.	87,341	3,436,868

		8,993,551

Health Care – Services — 5.5%
HCA Holdings, Inc. (a)	446,477	15,122,176
Humana, Inc. (a)	273,340	19,117,400
UnitedHealth Group, Inc.	90,986	4,112,567
WellPoint, Inc.	206,480	14,410,239

		52,762,382

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 1.6%
Church & Dwight Co., Inc.	194,120	$15,401,481

Housewares — 0.3%
Newell Rubbermaid, Inc.	126,982	2,429,166

Insurance — 4.7%
ACE Ltd.	220,900	14,292,230
MetLife, Inc.	550,672	24,631,558
The Travelers Cos., Inc.	50,310	2,992,439
Unum Group	103,979	2,729,449

		44,645,676

Internet — 0.5%
AOL, Inc. (a)	75,766	1,479,710
eBay, Inc. (a)	98,597	3,060,451

		4,540,161

Iron & Steel — 0.9%
Allegheny Technologies, Inc.	126,550	8,569,966

Machinery – Construction & Mining — 2.2%
Ingersoll-Rand PLC	426,460	20,602,283

Manufacturing — 2.9%
Cooper Industries PLC	198,780	12,900,822
General Electric Co.	336,537	6,747,567
Harsco Corp.	53,200	1,877,428
Honeywell International, Inc.	56,636	3,381,735
Siemens AG Sponsored ADR (Germany)	20,702	2,843,213

		27,750,765

Media — 4.5%
CBS Corp. Class B (Non-Voting) (United States)	122,840	3,075,914
Comcast Corp. Class A	775,198	19,162,894
DIRECTV Class A (a)	44,614	2,087,935
Viacom, Inc. Class B	401,656	18,685,037

		43,011,780

Mining — 0.2%
Vulcan Materials Co.	50,746	2,314,018

Oil & Gas — 10.7%
Apache Corp.	59,630	7,806,760
Chevron Corp.	369,906	39,739,001
Exxon Mobil Corp.	257,351	21,650,940
Hess Corp.	54,926	4,680,244
Penn West Petroleum Ltd.	262,370	7,267,649
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	225,350	16,419,001
Total SA Sponsored ADR (France)	79,504	4,847,359

		102,410,954

	Number of Shares	Value
Oil & Gas Services — 3.1%
Halliburton Co.	484,380	$24,141,499
Schlumberger Ltd.	60,449	5,637,474

		29,778,973

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	103,321	2,730,774
Gilead Sciences, Inc. (a)	421,210	17,876,153
Merck & Co., Inc.	111,028	3,665,034
Pfizer, Inc.	197,835	4,018,029
Sanofi-Aventis ADR (France)	99,470	3,503,333
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	353,800	17,750,146

		49,543,469

Pipelines — 0.5%
El Paso Corp.	287,403	5,173,254

Retail — 3.7%
CVS Caremark Corp.	91,921	3,154,729
The Gap, Inc.	99,201	2,247,895
Lowe’s Cos., Inc.	100,792	2,663,932
The Talbots, Inc. (a)	705,190	4,259,348
Target Corp.	260,060	13,005,600
Walgreen Co.	237,956	9,551,554

		34,883,058

Semiconductors — 2.5%
Applied Materials, Inc.	212,009	3,311,580
National Semiconductor Corp.	951,070	13,638,344
Xilinx, Inc.	220,940	7,246,832

		24,196,756

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	9,705	402,737

Software — 2.2%
Microsoft Corp.	638,940	16,203,518
Oracle Corp.	152,908	5,102,540

		21,306,058

Telecommunications — 3.7%
AT&T, Inc.	601,696	18,411,898
CenturyLink, Inc.	73,257	3,043,828
Cisco Systems, Inc.	144,155	2,472,258
Vodafone Group PLC Sponsored ADR (United Kingdom)	376,838	10,834,093

		34,762,077

Textiles — 1.5%
Mohawk Industries, Inc. (a)	227,940	13,938,531

Transportation — 1.4%
Norfolk Southern Corp.	41,103	2,847,205

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Continental Holdings, Inc. (a)	458,210	$10,534,248

		13,381,453

TOTAL COMMON STOCK (Cost $776,873,819)		929,443,599

TOTAL EQUITIES (Cost $776,873,819)		929,443,599

TOTAL LONG-TERM INVESTMENTS (Cost $776,873,819)		929,443,599

	Principal Amount

SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$23,681,968	23,681,968

TOTAL SHORT-TERM INVESTMENTS (Cost $23,681,968)		23,681,968

TOTAL INVESTMENTS — 100.0% (Cost $800,555,787) (c)		953,125,567

Other Assets/(Liabilities) — (0.0)%		(201,600)

NET ASSETS — 100.0%		$952,923,967

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $23,681,975. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% - 4.000%, maturity dates ranging from 8/15/39 - 11/15/40, and an aggregate market value, including accrued interest, of $24,162,823.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.5%

CORPORATE DEBT — 94.5%
Advertising — 0.6%
inVentiv Health, Inc. (a) 10.000% 8/15/18	$450,000	$468,000

Aerospace & Defense — 1.1%
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	750,000	793,125

Apparel — 1.2%
Perry Ellis International, Inc. 7.875% 4/01/19	865,000	895,275

Auto Manufacturers — 1.2%
Ford Motor Co. 7.450% 7/16/31	825,000	893,153

Auto Parts & Equipment — 0.9%
Affinia Group, Inc. 9.000% 11/30/14	525,000	540,750
Affinia Group, Inc. (a) 9.000% 11/30/14	100,000	103,000

		643,750

Automotive & Parts — 2.6%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	665,000	674,975
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	299,962
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	500,000	537,500
Titan International, Inc. (a) 7.875% 10/01/17	325,000	344,500

		1,856,937

Banks — 0.4%
Ally Financial, Inc. 6.750% 12/01/14	250,000	263,438

Beverages — 0.7%
Cott Beverages, Inc. 8.125% 9/01/18	485,000	517,738

Building Materials — 0.7%
Interline Brands, Inc. 7.000% 11/15/18	460,000	471,500

Chemicals — 2.2%
Georgia Gulf Corp. (a) 9.000% 1/15/17	315,000	344,925
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (a) 9.000% 11/15/20	285,000	295,509
Lyondell Chemical Co. (a) 8.000% 11/01/17	467,000	514,867
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (a) 8.375% 3/01/18	100,000	102,000

	Principal Amount	Value
Omnova Solutions, Inc. (a) 7.875% 11/01/18	$365,000	$369,563

		1,626,864

Coal — 1.3%
Consol Energy, Inc. (a) 6.375% 3/01/21	200,000	200,250
Consol Energy, Inc. 8.250% 4/01/20	250,000	277,188
International Coal Group, Inc. 9.125% 4/01/18	225,000	255,375
James River Escrow, Inc. (a) 7.875% 4/01/19	220,000	227,700

		960,513

Commercial Services — 4.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	845,000	885,138
Hertz Corp. (a) 6.750% 4/15/19	950,000	941,687
Rent-A-Center, Inc. (a) 6.625% 11/15/20	330,000	325,050
RSC Equipment Rental, Inc./RSC Holdings III LLC (a) 8.250% 2/01/21	575,000	598,000
United Rentals North America, Inc. 8.375% 9/15/20	390,000	407,550

		3,157,425

Diversified Financial — 7.3%
American General Finance Corp. 5.375% 10/01/12	360,000	354,150
American General Finance Corp. 6.500% 9/15/17	425,000	378,250
Cemex Finance LLC (a) 9.500% 12/14/16	945,000	1,018,238
CIT Group, Inc. 7.000% 5/01/15	1,380,000	1,392,075
Ford Motor Credit Co. LLC 6.625% 8/15/17	475,000	506,944
International Lease Finance Corp. 5.875% 5/01/13	500,000	512,500
International Lease Finance Corp. (a) 8.625% 9/15/15	450,000	495,000
Pinafore LLC/Pinafore, Inc. (a) 9.000% 10/01/18	600,000	651,000

		5,308,157

Electric — 4.0%
Calpine Corp. (a) 7.500% 2/15/21	625,000	646,875

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Future Holdings Corp. 10.000% 1/15/20	$1,225,000	$1,298,102
Intergen NV (a) 9.000% 6/30/17	500,000	538,750
NRG Energy, Inc. 7.375% 2/01/16	150,000	155,250
NRG Energy, Inc. 8.500% 6/15/19	250,000	263,125

		2,902,102

Electronics — 0.8%
NXP BV/NXP Funding LLC 7.875% 10/15/14	250,000	259,688
NXP BV/NXP Funding LLC 9.500% 10/15/15	300,000	318,750

		578,438

Energy – Alternate Sources — 0.5%
Headwaters, Inc. (a) 7.625% 4/01/19	360,000	360,000

Engineering & Construction — 0.6%
Tutor Perini Corp. (a) 7.625% 11/01/18	445,000	458,350

Entertainment — 1.0%
Regal Entertainment Group 9.125% 8/15/18	670,000	716,900

Foods — 1.6%
Bumble Bee Acquisition Corp. (a) 9.000% 12/15/17	625,000	650,000
Michael Foods, Inc. (a) 9.750% 7/15/18	450,000	491,625

		1,141,625

Forest Products & Paper — 1.1%
NewPage Corp. 11.375% 12/31/14	690,000	690,863
Verso Paper Holdings LLC (a) 8.750% 2/01/19	125,000	130,000

		820,863

Health Care – Products — 1.4%
Alere, Inc. 9.000% 5/15/16	925,000	985,125

Health Care – Services — 2.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	300,000	323,250
Apria Healthcare Group, Inc. 12.375% 11/01/14	350,000	380,187
HCA Holdings, Inc. (a) 7.750% 5/15/21	230,000	239,775
Healthsouth Corp. 7.250% 10/01/18	220,000	227,425

	Principal Amount	Value
Healthsouth Corp. 7.750% 9/15/22	$435,000	$452,400

		1,623,037

Holding Company – Diversified — 1.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 8.500% 5/15/18	350,000	354,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 9.000% 4/15/19	140,000	144,900
Susser Holdings LLC/Susser Finance Corp. 8.500% 5/15/16	500,000	541,250

		1,040,525

Household Products — 1.0%
Diversey, Inc. 8.250% 11/15/19	150,000	160,875
Spectrum Brands Holdings, Inc. (a) 9.500% 6/15/18	500,000	551,250

		712,125

Housewares — 0.3%
Libbey Glass, Inc. 10.000% 2/15/15	203,000	221,270

Iron & Steel — 0.6%
Tube City IMS Corp. 9.750% 2/01/15	425,000	444,125

Leisure Time — 1.6%
Easton-Bell Sports, Inc. 9.750% 12/01/16	375,000	421,875
Travelport LLC 9.875% 9/01/14	742,000	722,523

		1,144,398

Lodging — 1.4%
Boyd Gaming Corp. 6.750% 4/15/14	100,000	100,250
Boyd Gaming Corp. 7.125% 2/01/16	300,000	285,750
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp. 11.250% 6/01/17	585,000	664,706

		1,050,706

Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. 8.500% 11/01/20	360,000	386,100

Manufacturing — 2.1%
Griffon Corp. (a) 7.125% 4/01/18	410,000	417,175
Polypore International, Inc. (a) 7.500% 11/15/17	600,000	630,000

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trimas Corp. 9.750% 12/15/17	$400,000	$440,500

		1,487,675

Media — 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	300,000	313,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. (a) 8.625% 11/15/17	1,100,000	1,146,750
Clear Channel Worldwide Holdings, Inc. Series A 9.250% 12/15/17	100,000	109,250
Clear Channel Worldwide Holdings, Inc. Series B 9.250% 12/15/17	400,000	438,500
Gannett Co., Inc. 9.375% 11/15/17	775,000	875,750
LIN Television Corp. 8.375% 4/15/18	575,000	625,312
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	635,000	679,450
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	550,000	595,375
Sinclair Television Group, Inc. (a) 9.250% 11/01/17	570,000	635,550

		5,419,437

Metal Fabricate & Hardware — 1.1%
Ardagh Packaging Finance PLC (a) 7.375% 10/15/17	300,000	321,000
Mueller Water Products, Inc. 8.750% 9/01/20	450,000	500,625

		821,625

Mining — 0.6%
FMG Resources PTY Ltd. (a) 7.000% 11/01/15	445,000	461,688

Oil & Gas — 10.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. (a) 9.625% 10/15/18	800,000	812,000
Chaparral Energy, Inc. (a) 8.250% 9/01/21	975,000	1,004,250
Chesapeake Energy Corp. 7.250% 12/15/18	550,000	614,625
Coffeyville Resources LLC/Coffeyville Finance, Inc. (a) 10.875% 4/01/17	495,000	563,062
Goodrich Petroleum Corp. (a) 8.875% 3/15/19	780,000	780,000
Laredo Petroleum, Inc. (a) 9.500% 2/15/19	290,000	301,963
MEG Energy Corp. (a) 6.500% 3/15/21	340,000	345,525

	Principal Amount	Value
Northern Tier Energy LLC and Northern Tier Finance Corp. (a) 10.500% 12/01/17	$580,000	$656,850
Precision Drilling Corp. (a) 6.625% 11/15/20	145,000	149,350
QEP Resources, Inc. 6.875% 3/01/21	275,000	288,750
SandRidge Energy, Inc. (a) 7.500% 3/15/21	300,000	311,250
SandRidge Energy, Inc. 8.750% 1/15/20	450,000	490,500
SM Energy Co. (a) 6.625% 2/15/19	225,000	230,906
Venoco, Inc. (a) 8.875% 2/15/19	920,000	920,000

		7,469,031

Oil & Gas Services — 0.3%
Basic Energy Services, Inc. (a) 7.750% 2/15/19	220,000	226,600

Packaging & Containers — 3.0%
Packaging Dynamics Corp. (a) 8.750% 2/01/16	700,000	715,750
Pregis Corp. 12.375% 10/15/13	1,155,000	1,139,119
Solo Cup Co. 8.500% 2/15/14	340,000	304,300

		2,159,169

Pharmaceuticals — 5.4%
Giant Funding Corp. (a) 8.250% 2/01/18	466,000	478,232
Mylan, Inc. (a) 6.000% 11/15/18	550,000	550,000
Omnicare, Inc. 7.750% 6/01/20	600,000	636,000
Valeant Pharmaceuticals International (a) 6.750% 10/01/17	450,000	443,250
Valeant Pharmaceuticals International (a) 6.875% 12/01/18	225,000	220,500
Valeant Pharmaceuticals International (a) 7.000% 10/01/20	300,000	291,000
Warner Chilcott Co. LLC (a) 7.750% 9/15/18	1,250,000	1,309,375

		3,928,357

Pipelines — 3.8%
Atlas Pipeline Partners LP 8.125% 12/15/15	750,000	780,469
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	550,000	599,500

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.500% 8/15/21	$1,000,000	$998,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (a) 6.875% 2/01/21	365,000	361,350

		2,740,069

Retail — 2.7%
Claire’s Stores, Inc. (a) 8.875% 3/15/19	305,000	291,275
Dunkin Finance Corp. (a) 9.625% 12/01/18	465,000	473,719
Inergy LP/Inergy Finance Corp. (a) 7.000% 10/01/18	375,000	390,000
Macy’s Retail Holdings, Inc. 7.500% 6/01/15	500,000	546,250
OSI Restaurant Partners, Inc. 10.000% 6/15/15	235,000	246,162

		1,947,406

Semiconductors — 0.4%
Freescale Semiconductor, Inc. (a) 9.250% 4/15/18	250,000	273,750

Software — 3.7%
EVERTEC, Inc. (a) 11.000% 10/01/18	770,000	821,975
Fidelity National Information Services, Inc. 7.625% 7/15/17	175,000	189,656
Fidelity National Information Services, Inc. 7.875% 7/15/20	225,000	245,812
First Data Corp. (a) 7.375% 6/15/19	840,000	853,650
First Data Corp. 9.875% 9/24/15	258,000	264,450
First Data Corp. 11.250% 3/31/16	50,000	49,813
First Data Corp. (a) 12.625% 1/15/21	258,000	279,930

		2,705,286

Telecommunications — 5.2%
CPI International Acquisition, Inc. (a) 8.000% 2/15/18	140,000	140,700
Intelsat Jackson Holdings SA (a) 7.250% 4/01/19	515,000	515,644
MetroPCS Wireless, Inc. 6.625% 11/15/20	725,000	724,094
MetroPCS Wireless, Inc. 7.875% 9/01/18	475,000	508,250
Sprint Capital Corp. 6.900% 5/01/19	1,335,000	1,378,387

	Principal Amount	Value
Viasat, Inc. 8.875% 9/15/16	$450,000	$482,062

		3,749,137

Transportation — 3.9%
CHC Helicopter SA (a) 9.250% 10/15/20	825,000	849,750
Quality Distribution LLC/QD Capital Corp. (a) 9.875% 11/01/18	905,000	938,937
RailAmerica, Inc. 9.250% 7/01/17	400,000	442,500
Swift Services Holdings, Inc. (a) 10.000% 11/15/18	540,000	585,900

		2,817,087

TOTAL CORPORATE DEBT (Cost $66,295,763)		68,647,881

TOTAL BONDS & NOTES (Cost $66,295,763)		68,647,881

TOTAL LONG-TERM INVESTMENTS (Cost $66,295,763)		68,647,881

TOTAL INVESTMENTS — 94.5% (Cost $66,295,763) (b)		68,647,881

Other Assets/(Liabilities) — 5.5%		4,015,973

NET ASSETS — 100.0%		$72,663,854

Notes to Portfolio of Investments

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $33,056,920 or 45.49% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 124.6%

CORPORATE DEBT — 8.4%
Beverages — 0.8%
Diageo Finance BV 3.875% 4/01/11	$1,250,000	$1,250,000
PepsiAmericas, Inc. 5.625% 5/31/11	1,000,000	1,007,403
SABMiller PLC (a) 6.200% 7/01/11	1,200,000	1,215,763

		3,473,166

Chemicals — 0.5%
The Dow Chemical Co. FRN 2.562% 8/08/11	2,000,000	2,014,972

Computers — 0.4%
Hewlett-Packard Co. FRN 1.361% 5/27/11	2,000,000	2,003,426

Diversified Financial — 1.3%
American Honda Finance Corp. FRN (a) 2.810% 6/02/11	2,000,000	2,007,624
General Electric Capital Corp. 3.500% 8/13/12	1,000,000	1,032,261
HSBC Finance Corp. FRN 0.522% 8/09/11	1,200,000	1,200,343
Morgan Stanley FRN 3.500% 5/01/14	1,525,000	1,572,839

		5,813,067

Environmental Controls — 0.2%
Republic Services, Inc. 6.750% 8/15/11	930,000	946,958

Foods — 0.0%
Kraft Foods, Inc. 5.625% 11/01/11	129,000	132,565

Insurance — 1.9%
Berkshire Hathaway, Inc. FRN 0.742% 2/11/13	2,900,000	2,918,009
MetLife Global Funding I (a) 2.875% 9/17/12	500,000	509,869
Pacific Life Global Funding VRN (a) 3.680% 2/06/16	5,000,000	5,051,850

		8,479,728

Multi-National — 0.5%
International Bank for Reconstruction & Development FRN 2.094% 12/10/13	2,105,000	2,195,683

Office Equipment/Supplies — 0.2%
Xerox Corp. 6.875% 8/15/11	900,000	919,145

	Principal Amount	Value
Oil & Gas — 0.3%
Shell International Finance BV 1.300% 9/22/11	$1,250,000	$1,255,965

Pharmaceuticals — 0.4%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,007,666

Pipelines — 0.3%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	460,000	474,405
Transcontinental Gas Pipe Line Corp. Series B 7.000% 8/15/11	850,000	869,755

		1,344,160

Telecommunications — 1.6%
AT&T Corp. 7.300% 11/15/11	1,250,000	1,301,759
Cellco Partnership/Verizon Wireless Capital LLC FRN 2.914% 5/20/11	2,000,000	2,006,546
Cellco Partnership/Verizon Wireless Capital LLC 3.750% 5/20/11	2,500,000	2,510,555
Telefonica Emisiones SAU FRN 0.641% 2/04/13	1,275,000	1,262,949

		7,081,809

TOTAL CORPORATE DEBT (Cost $33,199,906)		37,668,310

MUNICIPAL OBLIGATIONS — 0.2%
North Carolina State Education Assistance Authority Student Loan Revenue Bonds 0.760% 1/25/21	845,000	843,741

TOTAL MUNICIPAL OBLIGATIONS (Cost $843,845)		843,741

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
Automobile ABS — 3.9%
Ally Auto Receivables Trust, Series 2010-4, Class A2 0.710% 2/15/13	1,125,000	1,124,396
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	647,080	647,129
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	1,800,000	1,800,464

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	$575,000	$575,617
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	743,185	743,559
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	1,122,204	1,123,413
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	168,379	168,427
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.255% 12/15/20	1,028,376	1,039,440
CPS Auto Trust, Series 2006-A, Class 1A4 (a) 5.330% 11/15/12	52,250	52,339
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	525,000	525,606
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	430,000	429,240
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	381,378	381,568
Ford Credit Auto Owner Trust, Series 2010-A, Class A2 0.720% 9/15/12	322,532	322,600
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	925,000	925,088
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	833,931	831,846
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	784,326	786,089
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	403,237	403,520
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	575,000	575,212
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	775,000	775,059
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	763,540	764,300

	Principal Amount	Value
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	$750,000	$750,454
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	29,302	29,370
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	48,699	48,901
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	800,000	800,719
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	335,064	335,267
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.805% 3/15/18	469,449	471,950
World Omni Auto Receivables Trust, Series 2007-A, Class A4 FRN 0.255% 11/15/12	723,602	722,917
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A2 1.020% 1/16/12	211,749	211,804

		17,366,294

Home Equity ABS — 2.5%
Accredited Mortgage Loan Trust, Series 2006-2, Class A2 FRN 0.340% 9/25/36	258,052	256,651
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.520% 8/25/35	445,474	428,441
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.700% 4/25/35	1,218,285	1,146,080
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.620% 11/25/34	525,111	501,681
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.833% 8/28/44	180,187	172,135
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC2, Class A3 FRN 0.450% 2/25/36	511,287	507,920
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.630% 11/25/35	554,583	541,250

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.680% 4/25/35	$484,715	$463,503
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.300% 1/25/37	221,132	218,134
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1 FRN 0.300% 5/25/47	45,862	45,690
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.480% 9/25/34	357,429	341,611
Encore Credit Receivables Trust, Series 2005-2, Class 2A4 FRN 0.600% 11/25/35	198,158	197,551
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF3, Class M1 FRN 0.650% 4/25/35	1,125,000	1,081,211
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.660% 11/25/35	800,000	741,069
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.750% 2/25/35	587,159	563,348
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.350% 8/25/36	1,151,320	1,142,574
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.630% 8/25/35	725,000	667,125
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.600% 6/25/35	591,366	563,584
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.440% 3/25/36	588,551	539,186
Securitized Asset-Backed Receivables LLC, Series 2005-FR5, Class A1A FRN 0.540% 8/25/35	168,910	167,086
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.350% 12/25/36	869,093	856,609

		11,142,439

Other ABS — 1.5%
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.434% 8/18/21	250,723	236,934
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	575,000	575,131

	Principal Amount	Value
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.055% 12/15/15	$700,000	$703,893
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	1,100,000	1,100,484
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 3/20/13	350,000	350,000
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.055% 3/15/12	1,700,000	1,714,846
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	380,314	381,759
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.510% 5/15/20	1,910,417	1,848,328

		6,911,375

Student Loans ABS — 7.7%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.483% 9/25/25	753,703	751,711
Access Group, Inc., Series 2003-1, Class A2 FRN 0.568% 12/27/16	388,379	386,143
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.688% 1/25/13	359,368	358,534
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	716,193	710,015
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.752% 1/25/47	1,175,000	1,004,625
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 1.753% 1/25/47	338,000	322,367
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.754% 1/25/47	1,150,000	1,098,250
Collegiate Funding Services Education Loan Trust I, Series 2003-A, Class A2 FRN 0.609% 9/28/20	196,450	196,450
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.610% 12/15/17	1,143,009	1,142,697
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	1,100,000	1,093,125

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.342% 5/25/22	$591,991	$592,103
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	500,000	375,731
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.729% 1/01/44	300,000	261,000
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.730% 1/01/44	425,000	369,750
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.439% 3/27/24	330,452	321,655
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.563% 10/25/32	151,365	140,796
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.280% 3/25/25	725,214	721,944
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.290% 1/27/25	513,106	508,483
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.290% 6/25/25	982,575	970,213
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.400% 2/25/26	249,851	248,386
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.450% 9/25/25	1,095,454	1,085,208
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.482% 5/25/27	896,090	878,318
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.050% 4/25/46	414,336	417,074
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.404% 10/28/26	953,081	944,358
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.474% 4/28/17	1,662,250	1,660,702
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.501% 11/28/23	218,575	216,173
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class A1 FRN 0.303% 7/25/19	433,093	431,921

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.423% 1/15/19	$778,000	$754,851
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.293% 10/25/18	122,997	122,895
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.303% 1/25/16	77,752	77,744
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.303% 10/25/16	25,256	25,253
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.323% 7/25/18	6,290	6,288
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.360% 9/15/20	243,724	240,892
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.360% 6/15/21	131,863	131,617
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.383% 4/25/17	176,734	176,537
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.383% 4/27/20	127,961	126,649
SLM Student Loan Trust, Series 2006-A, Class A2 FRN 0.390% 12/15/20	656,612	654,754
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.393% 4/25/22	321,537	321,182
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.393% 4/25/22	59,145	58,984
SLM Student Loan Trust, Series 2004-7, Class A4 FRN 0.453% 1/25/17	3,632	3,631
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.490% 3/15/19	1,034,843	1,032,330
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.503% 1/25/16	287,723	287,041
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.510% 12/17/18	95,177	94,952
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.510% 3/15/19	542,469	542,437

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 0.520% 12/17/18	$111,808	$111,813
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.530% 12/15/17	361,797	361,074
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.553% 7/25/13	172,232	172,247
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.553% 1/25/19	200,000	198,901
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.603% 1/26/15	390,250	390,467
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.803% 10/25/17	490,000	490,944
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.880% 9/15/39	1,353,340	1,114,663
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	505,215	418,440
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.960% 6/15/38	281,218	233,672
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.960% 12/15/38	1,049,104	859,558
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.353% 7/25/16	175,000	178,010
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.712% 12/15/16	4,250,000	4,249,988
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.905% 12/15/17	750,938	754,062
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.762% 9/15/39	950,000	767,125
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.424% 7/28/26	515,275	504,839
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.494% 10/28/28	520,156	513,890
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.753% 1/25/21	1,105,963	1,102,397

		34,287,859

	Principal Amount	Value
WL Collateral CMO — 1.4%
Fosse Master Issuer PLC, Series 2006-1A, Class A2 FRN (a) 0.363% 10/18/54	$521,480	$521,249
Fosse Master Issuer PLC, Series 2007-1A, Class A2 FRN (a) 0.383% 10/18/54	181,057	180,780
Gracechurch Mortgage Financing PLC, Series 2007-1A, Class 3A1 FRN (a) 0.393% 11/20/56	793,467	783,959
Holmes Master Issuer PLC, Series 2007-2A, Class 3A1 FRN 0.383% 7/15/21	1,025,000	1,022,484
Holmes Master Issuer PLC, Series 2007-1, Class 3A1 FRN 0.383% 7/15/40	988,000	987,761
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.530% 6/25/36	425,638	418,213
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,468,206	2,475,907

		6,390,353

WL Collateral PAC — 0.3%
Structured Asset Securities Corp., Series 2006-BC3, Class A2 FRN 0.300% 10/25/36	75,958	75,545
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.300% 12/25/36	634,018	626,696
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.500% 11/25/37	649,171	622,323

		1,324,564

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $77,603,870)		77,422,884

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.4%
Pass-Through Securities — 0.4%
Federal Home Loan Mortgage Corp., Pool #1Q0239 2.638% 3/01/37	1,619,960	1,707,488

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,650,841)		1,707,488

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 98.3%
U.S. Treasury Bonds & Notes — 98.3%
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	$8,204,307	$8,514,532
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	10,448,652	10,935,168
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	14,621,183	14,831,363
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	18,727,740	20,015,272
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	21,566,124	22,273,762
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	9,005,981	9,591,370
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	12,188,213	12,778,580
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	16,749,504	18,157,509
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	9,758,906	10,551,818
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	12,086,960	12,313,590
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	13,787,005	14,911,508
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	14,172,890	15,594,608
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	13,292,684	14,580,412
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	7,053,150	7,374,950
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	11,493,033	12,523,815
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	21,324,213	23,396,660
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	12,336,417	13,620,175
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	7,593,775	8,103,981
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	12,368,374	13,802,333
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	11,878,508	12,554,099
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	4,107,479	4,339,808
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	13,145,994	14,818,001
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	18,976,272	21,300,865
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	8,270,500	9,206,100
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	14,174,030	16,087,524

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	$12,306,840	$13,933,650
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	10,321,216	11,853,271
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	17,273,406	18,498,738
U.S. Treasury Inflation Index (b) 3.375% 1/15/12	3,720,150	3,898,020
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,101,250	3,990,921
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	17,017,250	21,941,617
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	16,742,625	22,398,493

		438,692,513

TOTAL U.S. TREASURY OBLIGATIONS (Cost $418,317,290)		438,692,513

TOTAL BONDS & NOTES (Cost $531,615,752)		556,334,936

TOTAL LONG-TERM INVESTMENTS (Cost $531,615,752)		556,334,936

SHORT-TERM INVESTMENTS — 62.0%
Commercial Paper — 62.0%
Abbey National North America LLC 0.490% 4/01/11	10,400,000	10,400,000
Apache Corp. (a) 0.350% 4/05/11	3,700,000	3,699,856
Apache Corp. (a) 0.360% 4/04/11	2,890,000	2,889,913
Bacardi USA, Inc. 0.330% 4/28/11	800,000	799,802
BAE Systems Holding, Inc. (a) 0.350% 5/19/11	6,500,000	6,496,967
Bemis Co., Inc. (a) 0.360% 4/20/11	6,600,000	6,598,746
BG Energy Finance, Inc. (a) 0.430% 5/03/11	1,000,000	999,618
BG Energy Finance, Inc. (a) 0.460% 5/03/11	9,800,000	9,795,993
BMW U.S. Capital LLC (a) 0.400% 5/04/11	6,600,000	6,597,580
BP Capital Markets PLC (a) 0.360% 6/30/11	7,060,000	7,053,646
BP Capital Markets PLC (a) 0.370% 6/30/11	3,600,000	3,596,670
Centrica PLC (a) 0.500% 4/21/11	6,500,000	6,498,194

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. (a) 0.380% 5/03/11	$6,600,000	$6,597,771
Covidien International Finance SA (a) 0.360% 6/28/11	700,000	699,384
Covidien International Finance SA (a) 0.370% 5/04/11	7,800,000	7,797,354
Covidien International Finance SA (a) 0.370% 5/12/11	2,300,000	2,299,031
Devon Energy Corp. (a) 0.500% 9/20/11	6,600,000	6,584,233
Duke Energy Corp. (a) 0.380% 5/12/11	6,600,000	6,597,144
Elsevier Finance SA (a) 0.430% 4/13/11	1,500,000	1,499,785
Enbridge Energy Partners LP (a) 0.350% 4/06/11	925,000	924,955
Enbridge Energy Partners LP (a) 0.350% 4/20/11	730,000	729,865
Enbridge Energy Partners LP (a) 0.350% 4/27/11	4,945,000	4,943,750
ERAC USA Finance Co. (a) 0.650% 9/28/11	6,500,000	6,478,875
FCAR Owner Trust 0.390% 6/13/11	10,900,000	10,891,380
H.J. Heinz Finance Co. (a) 0.390% 4/19/11	6,600,000	6,598,713
Harris Corp. 0.340% 4/20/11	6,600,000	6,598,816
Henkel of America, Inc. (a) 0.330% 4/11/11	7,200,000	7,199,340
Lincoln National Corp. (a) 0.350% 5/09/11	1,980,000	1,979,269
Lincoln National Corp. (a) 0.370% 5/05/11	3,000,000	2,998,952
National Grid USA (a) 0.530% 6/01/11	6,600,000	6,594,073
Natixis US Finance Co. LLC 0.380% 4/05/11	10,450,000	10,449,559
NextEra Energy Capital Holdings, Inc. 0.410% 5/04/11	2,000,000	1,999,248
NextEra Energy Capital Holdings, Inc. 0.410% 5/10/11	8,700,000	8,696,136
Nissan Motor Acceptance Corp. (a) 0.350% 4/12/11	6,600,000	6,599,294
Nissan Motor Acceptance Corp. (a) 0.370% 4/15/11	6,600,000	6,599,050
Omnicom Capital, Inc. (a) 0.370% 4/29/11	6,600,000	6,598,101
Pacific Gas & Electric Co. (a) 0.360% 4/20/11	2,400,000	2,399,544
Pacific Gas & Electric Co. (a) 0.360% 4/27/11	4,200,000	4,198,908

	Principal Amount	Value
Pall Corp. (a) 0.360% 4/07/11	$6,600,000	$6,599,604
Royal Bank of Scotland Group (a) 0.410% 6/22/11	10,700,000	10,690,007
Ryder System, Inc. 0.350% 5/11/11	6,500,000	6,497,472
Societe Generale North America, Inc. 0.360% 4/06/11	6,750,000	6,749,662
Societe Generale North America, Inc. 0.380% 5/05/11	3,680,000	3,678,679
UnitedHealth Group, Inc. (a) 0.340% 4/07/11	5,880,000	5,879,667
UnitedHealth Group, Inc. (a) 0.360% 4/01/11	5,200,000	5,200,000
Verizon Communications, Inc. (a) 0.350% 4/25/11	8,260,000	8,258,073
Volkswagen of America, Inc. (a) 0.410% 4/28/11	6,500,000	6,498,001
Wellpoint, Inc. (a) 0.350% 5/18/11	10,000,000	9,995,431
Wellpoint, Inc. (a) 0.360% 6/07/11	800,000	799,464
Xcel Energy, Inc. (a) 0.350% 5/11/11	4,635,000	4,633,197

		276,458,772

TOTAL SHORT-TERM INVESTMENTS (Cost $276,458,772)		276,458,772

TOTAL INVESTMENTS —186.6% (Cost $808,074,524) (c)		832,793,708

Other Assets/(Liabilities) — (86.6)%		(386,573,922)

NET ASSETS — 100.0%		$446,219,786

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $238,177,679 or 53.38% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.2%

CORPORATE DEBT — 38.7%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$1,365,000	$1,591,064
WPP Finance Corp. 5.875% 6/15/14	345,000	379,283

		1,970,347

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	752,486
Goodrich Corp. 6.125% 3/01/19	250,000	280,178
L-3 Communications Corp. 4.750% 7/15/20	100,000	99,593
L-3 Communications Corp. 6.375% 10/15/15	2,225,000	2,291,750
Lockheed Martin Corp. 6.150% 9/01/36	155,000	168,693
United Technologies Corp. 6.125% 7/15/38	350,000	393,948

		3,986,648

Agriculture — 0.3%
Altria Group, Inc. 9.700% 11/10/18	330,000	433,989
Altria Group, Inc. 9.950% 11/10/38	170,000	237,115
BAT International Finance PLC (a) 8.125% 11/15/13	1,280,000	1,482,533
Philip Morris International, Inc. 6.375% 5/16/38	160,000	179,841

		2,333,478

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	172,091	65,825

Banks — 2.5%
Associated Banc-Corp 5.125% 3/28/16	1,400,000	1,405,313
Bank of America Corp. 3.625% 3/17/16	1,350,000	1,330,989
Bank of America Corp. 4.500% 4/01/15	700,000	726,886
Bank of America Corp. 5.625% 7/01/20	85,000	87,267
Bank of America Corp. 5.750% 12/01/17	780,000	821,817
Bank of America Corp. 7.375% 5/15/14	700,000	790,527
Bank of America Corp. Series L 5.650% 5/01/18	460,000	480,738

	Principal Amount	Value
Barclays Bank PLC 5.000% 9/22/16	$200,000	$212,036
Barclays Bank PLC 5.200% 7/10/14	405,000	437,719
Barclays Bank PLC 6.750% 5/22/19	640,000	722,822
Capital One Financial Corp. 7.375% 5/23/14	455,000	522,246
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,424,066
Credit Suisse New York 5.500% 5/01/14	400,000	438,443
Deutsche Bank AG 3.250% 1/11/16	1,900,000	1,907,368
First Horizon National Corp. 5.375% 12/15/15	1,300,000	1,358,206
HSBC Bank USA 4.625% 4/01/14	1,095,000	1,164,192
HSBC Holdings PLC 6.500% 9/15/37	600,000	611,848
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,115,000	1,162,497
PNC Funding Corp. 4.375% 8/11/20	1,850,000	1,841,673
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	720,000	747,593
UBS AG 5.750% 4/25/18	1,095,000	1,179,638
Wachovia Bank NA 5.850% 2/01/37	1,015,000	1,035,793
Wachovia Bank NA 6.600% 1/15/38	325,000	365,084
Wachovia Corp. 5.300% 10/15/11	405,000	415,156
Wachovia Corp. 5.750% 6/15/17	910,000	1,008,147
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,144,136

		23,342,200

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	295,000	319,923
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	125,000	137,822
Diageo Finance BV 3.875% 4/01/11	645,000	645,000

		1,102,745

Building Materials — 0.7%
CRH America, Inc. 8.125% 7/15/18	95,000	111,810
Lafarge SA (a) 5.500% 7/09/15	2,300,000	2,374,518

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Masco Corp. 4.800% 6/15/15	$1,875,000	$1,863,197
Masco Corp. 7.125% 8/15/13	840,000	901,313
Masco Corp. 7.125% 3/15/20	715,000	739,934
Owens Corning, Inc. 9.000% 6/15/19	590,000	697,298

		6,688,070

Chemicals — 1.4%
Airgas, Inc. 4.500% 9/15/14	810,000	846,173
Ashland, Inc. 9.125% 6/01/17	420,000	481,950
Cabot Corp. 5.000% 10/01/16	2,215,000	2,323,473
Cytec Industries, Inc. 8.950% 7/01/17	250,000	305,283
The Dow Chemical Co. 4.850% 8/15/12	545,000	570,925
The Dow Chemical Co. 5.900% 2/15/15	1,465,000	1,623,746
The Dow Chemical Co. 7.600% 5/15/14	855,000	988,059
The Dow Chemical Co. 8.550% 5/15/19	250,000	316,011
E.I. du Pont de Nemours & Co. 3.250% 1/15/15	630,000	653,318
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	135,000	144,267
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	131,149
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,300,000	1,300,985
Lyondell Chemical Co. (a) 8.000% 11/01/17	1,200,000	1,323,000
Rohm and Haas Co. 7.850% 7/15/29	1,000,000	1,188,608
Valspar Corp. 5.625% 5/01/12	420,000	436,112
Valspar Corp. 7.250% 6/15/19	315,000	361,686

		12,994,745

Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	590,000	654,162

Commercial Services — 0.7%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,015,927
Deluxe Corp. 7.375% 6/01/15	120,000	124,350

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	$1,780,000	$1,845,880
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	250,000	258,422
Equifax, Inc. 4.450% 12/01/14	1,745,000	1,843,489
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,345,000	1,429,512
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	129,123

		6,646,703

Computers — 0.4%
Brocade Communications Systems, Inc. 6.625% 1/15/18	160,000	169,400
Brocade Communications Systems, Inc. 6.875% 1/15/20	80,000	86,400
Electronic Data Systems LLC 7.450% 10/15/29	300,000	375,930
EMC Corp., Convertible 1.750% 12/01/13	460,000	784,300
Hewlett-Packard Co. 5.500% 3/01/18	750,000	832,717
HP Enterprise Services LLC Series B 6.000% 8/01/13	360,000	396,521
International Business Machines Corp. 5.600% 11/30/39	600,000	627,238

		3,272,506

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	193,640

Diversified Financial — 5.0%
American Express Co. 6.150% 8/28/17	295,000	330,119
American Express Co. 7.250% 5/20/14	325,000	369,668
American Express Co. 8.125% 5/20/19	810,000	1,010,615
American General Finance Corp. 6.500% 9/15/17	350,000	311,500
The Bear Stearns Cos., Inc. 7.250% 2/01/18	925,000	1,077,751
BlackRock, Inc. 5.000% 12/10/19	580,000	608,450
BlackRock, Inc. 6.250% 9/15/17	295,000	338,490
Boeing Capital Corp. Ltd. 6.500% 2/15/12	580,000	609,496
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,666,644
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,132,398

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.500% 10/15/14	$610,000	$657,946
Citigroup, Inc. 5.500% 2/15/17	630,000	654,462
Citigroup, Inc. 5.875% 5/29/37	835,000	814,782
Citigroup, Inc. 6.375% 8/12/14	1,000,000	1,105,438
Citigroup, Inc. 8.500% 5/22/19	575,000	709,479
Eaton Vance Corp. 6.500% 10/02/17	905,000	1,025,075
ERAC USA Finance LLC (a) 2.750% 7/01/13	1,100,000	1,113,586
Ford Motor Credit Co. LLC 8.700% 10/01/14	2,200,000	2,497,352
General Electric Capital Corp. 2.800% 1/08/13	1,280,000	1,309,691
General Electric Capital Corp. 3.500% 8/13/12	1,010,000	1,042,584
General Electric Capital Corp. 4.625% 1/07/21	950,000	935,581
General Electric Capital Corp. 5.300% 2/11/21	1,300,000	1,320,370
General Electric Capital Corp. 5.375% 10/20/16	590,000	640,912
General Electric Capital Corp. 5.500% 1/08/20	115,000	121,672
General Electric Capital Corp. 5.900% 5/13/14	755,000	833,316
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,160,633
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	376,409
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	964,568
The Goldman Sachs Group, Inc. 5.450% 11/01/12	3,360,000	3,571,146
The Goldman Sachs Group, Inc. 5.625% 1/15/17	1,700,000	1,791,477
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	341,264
The Goldman Sachs Group, Inc. 6.250% 2/01/41	550,000	547,722
The Goldman Sachs Group, Inc. 6.750% 10/01/37	300,000	302,589
HSBC Finance Corp. 6.375% 10/15/11	340,000	350,385
International Lease Finance Corp. 5.625% 9/20/13	390,000	396,338
Janus Capital Group, Inc. 6.700% 6/15/17	1,750,000	1,886,155

	Principal Amount	Value
JP Morgan Chase & Co. 4.950% 3/25/20	$1,655,000	$1,682,557
JPMorgan Chase & Co. 3.450% 3/01/16	1,965,000	1,957,983
Lazard Group LLC 6.850% 6/15/17	450,000	479,034
Lazard Group LLC 7.125% 5/15/15	1,330,000	1,461,125
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,595,000	1,690,789
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	459,277
Morgan Stanley 4.200% 11/20/14	1,765,000	1,822,191
Morgan Stanley 5.450% 1/09/17	330,000	347,887
Morgan Stanley, Series F 6.625% 4/01/18	1,000,000	1,099,116
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	211,633
SLM Corp. 5.000% 10/01/13	425,000	439,913
SLM Corp. 6.250% 1/25/16	805,000	839,213
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	307,098

		46,723,879

Electric — 2.0%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	325,000	344,647
Ameren Corp. 8.875% 5/15/14	910,000	1,046,816
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	260,000	294,847
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,244,840
CMS Energy Corp. 6.250% 2/01/20	715,000	746,736
CMS Energy Corp. 6.300% 2/01/12	48,000	49,680
Exelon Generation Co. LLC 5.200% 10/01/19	785,000	795,531
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	821,638
IPALCO Enterprises, Inc. 8.625% 11/14/11	1,765,000	1,826,775
Kansas Gas & Electric Co. 5.647% 3/29/21	303,854	322,773
Kiowa Power Partners LLC (a) 4.811% 12/30/13	159,676	163,240

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MidAmerican Energy Holdings Co. 5.950% 5/15/37	$1,100,000	$1,134,310
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	213,774	220,721
Monongahela Power 6.700% 6/15/14	380,000	415,090
Nevada Power Co. Series L 5.875% 1/15/15	470,000	522,855
Nevada Power Co. Series N 6.650% 4/01/36	550,000	621,707
NRG Energy, Inc. 8.500% 6/15/19	650,000	684,125
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	68,388
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	592,853
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	548,945
PPL Energy Supply LLC 6.300% 7/15/13	630,000	686,979
Tenaska Oklahoma (a) 6.528% 12/30/14	242,109	237,262
TransAlta Corp. 4.750% 1/15/15	1,735,000	1,843,818
TransAlta Corp. 6.650% 5/15/18	505,000	565,400
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	321,589	344,380
Tri-State Generation & Transmission Association Series 2003, Class B (a) 7.144% 7/31/33	480,000	534,408
Union Electric Co. 6.700% 2/01/19	505,000	582,790
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	718,662
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	418,654

		18,398,870

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	600,000	605,250

Electronics — 0.4%
Amphenol Corp. 4.750% 11/15/14	1,095,000	1,174,886
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	767,289
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,166,204

		4,108,379

	Principal Amount	Value
Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	$550,000	$560,282
Peninsula Gaming LLC 8.375% 8/15/15	1,085,000	1,158,238

		1,718,520

Environmental Controls — 0.4%
Allied Waste North America, Inc. 6.875% 6/01/17	1,975,000	2,152,750
Republic Services, Inc. 5.000% 3/01/20	1,095,000	1,133,625
Republic Services, Inc. 5.250% 11/15/21	435,000	455,381
Waste Management, Inc. 6.100% 3/15/18	90,000	100,391

		3,842,147

Foods — 0.8%
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	527,511
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,087,943
General Mills, Inc. 5.400% 6/15/40	70,000	68,882
Kellogg Co. 5.125% 12/03/12	715,000	762,767
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,141,283
Kraft Foods, Inc. 6.500% 2/09/40	375,000	400,532
Kraft Foods, Inc. 6.750% 2/19/14	1,050,000	1,184,565
The Kroger Co. 7.500% 1/15/14	305,000	347,269
Ralcorp Holdings, Inc. 4.950% 8/15/20	600,000	603,090
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,100,000	1,129,158

		7,253,000

Forest Products & Paper — 0.5%
International Paper Co. 7.300% 11/15/39	765,000	855,853
International Paper Co. 9.375% 5/15/19	200,000	257,431
The Mead Corp. 7.550% 3/01/47	1,000,000	979,320
Rock-Tenn Co. 5.625% 3/15/13	120,000	123,900
Rock-Tenn Co. 8.200% 8/15/11	495,000	504,900
Rock-Tenn Co. 9.250% 3/15/16	1,166,000	1,282,600

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verso Paper Holdings LLC 11.500% 7/01/14	$319,000	$348,508

		4,352,512

Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	470,816

Hand & Machine Tools — 0.2%
Black & Decker Corp. 8.950% 4/15/14	420,000	496,582
Kennametal, Inc. 7.200% 6/15/12	859,000	895,513

		1,392,095

Health Care – Products — 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	495,000	540,646
Beckman Coulter, Inc. 7.000% 6/01/19	395,000	455,926
Boston Scientific Corp. 4.500% 1/15/15	2,650,000	2,733,173
Boston Scientific Corp. 6.000% 1/15/20	650,000	681,081
Covidien International Finance SA 5.450% 10/15/12	840,000	895,138
Covidien International Finance SA 6.550% 10/15/37	460,000	523,613
Johnson & Johnson 5.850% 7/15/38	175,000	194,759

		6,024,336

Health Care – Services — 0.4%
Apria Healthcare Group, Inc. 11.250% 11/01/14	1,400,000	1,508,500
CIGNA Corp. 5.125% 6/15/20	450,000	469,073
Roche Holdings, Inc. (a) 6.000% 3/01/19	170,000	192,690
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	827,963
WellPoint, Inc. 4.350% 8/15/20	1,185,000	1,182,238

		4,180,464

Holding Company – Diversified — 0.4%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	779,877
Kansas City Southern Railway 13.000% 12/15/13	913,000	1,088,753
Leucadia National Corp. 7.750% 8/15/13	1,680,000	1,797,600

		3,666,230

	Principal Amount	Value
Home Builders — 0.3%
Plute Group, Inc. 6.250% 2/15/13	$1,940,000	$2,017,600
Toll Brothers Finance Corp. 4.950% 3/15/14	550,000	573,708

		2,591,308

Home Furnishing — 0.2%
Whirlpool Corp. 6.125% 6/15/11	1,595,000	1,611,459
Whirlpool Corp. 8.600% 5/01/14	220,000	255,253

		1,866,712

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	650,000	651,663

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	235,000	259,290

Insurance — 1.7%
Aflac, Inc. 8.500% 5/15/19	285,000	344,528
The Allstate Corp. 5.550% 5/09/35	630,000	615,073
The Allstate Corp. 7.450% 5/16/19	90,000	106,905
American International Group, Inc. 3.650% 1/15/14	275,000	279,714
American International Group, Inc. 6.400% 12/15/20	900,000	960,565
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,060,000	2,120,486
CNA Financial Corp. 7.350% 11/15/19	670,000	756,688
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,100,000	2,175,516
Lincoln National Corp. 4.300% 6/15/15	425,000	440,948
Lincoln National Corp. 6.300% 10/09/37	335,000	349,621
Lincoln National Corp. 7.000% 6/15/40	1,040,000	1,187,089
Lincoln National Corp. 8.750% 7/01/19	670,000	848,394
MetLife Global Funding I (a) 2.875% 9/17/12	1,050,000	1,070,725
MetLife, Inc. Series A 6.817% 8/15/18	145,000	167,658
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	368,602
Prudential Financial, Inc. 3.625% 9/17/12	925,000	952,649

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 3.875% 1/14/15	$615,000	$635,914
Prudential Financial, Inc. 4.500% 11/15/20	475,000	465,264
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,298,984
Prudential Financial, Inc. 6.200% 11/15/40	350,000	363,586
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	590,838

		16,099,747

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	1,250,000	1,406,250

Investment Companies — 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	240,000	265,816

Iron & Steel — 1.4%
AK Steel Corp. 7.625% 5/15/20	115,000	117,300
Allegheny Technologies, Inc. 5.950% 1/15/21	650,000	684,378
Allegheny Technologies, Inc. 8.375% 12/15/11	280,000	290,929
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	278,715
ArcelorMittal 3.750% 8/05/15	1,050,000	1,060,390
ArcelorMittal 5.250% 8/05/20	1,200,000	1,173,612
ArcelorMittal 9.000% 2/15/15	2,010,000	2,405,795
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	2,024,514
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,022,696
Steel Dynamics, Inc. 7.375% 11/01/12	3,745,000	3,988,425

		13,046,754

Lodging — 0.4%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,088,138
Marriott International, Inc. 5.810% 11/10/15	300,000	325,615
Marriott International, Inc. 6.200% 6/15/16	945,000	1,052,634
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	44,000	47,025
Wyndham Worldwide Corp. 6.000% 12/01/16	800,000	847,712

	Principal Amount	Value
Wynn Las Vegas LLC 7.750% 8/15/20	$750,000	$795,000

		4,156,124

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	765,000	846,165

Manufacturing — 1.0%
Cooper US, Inc. 6.100% 7/01/17	535,000	610,281
General Electric Co. 5.250% 12/06/17	335,000	364,815
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	359,909
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	590,000	708,108
ITT Corp. 4.900% 5/01/14	470,000	502,748
ITT Corp. 6.125% 5/01/19	470,000	527,962
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	840,000	946,419
Textron, Inc. 6.200% 3/15/15	1,050,000	1,145,970
Textron, Inc. 7.250% 10/01/19	730,000	841,669
Tyco Electronics Group SA 6.000% 10/01/12	830,000	884,725
Tyco Electronics Group SA 6.550% 10/01/17	275,000	314,712
Tyco Electronics Group SA 7.125% 10/01/37	335,000	387,749
Tyco International Finance SA 4.125% 10/15/14	925,000	982,172
Tyco International Finance SA 8.500% 1/15/19	330,000	425,729
Tyco International Group SA 6.875% 1/15/21	510,000	609,203

		9,612,171

Media — 1.5%
CBS Corp. 7.875% 7/30/30	315,000	365,671
Comcast Corp. 6.400% 5/15/38	190,000	193,484
Comcast Corp. 6.500% 1/15/15	335,000	379,110
Comcast Corp. 6.950% 8/15/37	515,000	560,672
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 5.875% 10/01/19	1,260,000	1,362,279

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NBC Universal, Inc. (a) 5.150% 4/30/20	$1,010,000	$1,040,956
NBC Universal, Inc. (a) 6.400% 4/30/40	65,000	66,738
News America, Inc. 6.900% 8/15/39	420,000	456,010
Scholastic Corp. 5.000% 4/15/13	1,680,000	1,698,900
Thomson Corp. 5.700% 10/01/14	1,250,000	1,395,661
Thomson Reuters Corp. 5.950% 7/15/13	335,000	369,006
Time Warner Cable, Inc. 5.400% 7/02/12	290,000	304,943
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,029,888
Time Warner Cable, Inc. 7.500% 4/01/14	590,000	676,266
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	91,367
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	405,189
Time Warner, Inc. 4.700% 1/15/21	650,000	647,236
Time Warner, Inc. 5.875% 11/15/16	710,000	792,100
Time Warner, Inc. 6.100% 7/15/40	650,000	636,215
Time Warner, Inc. 6.250% 3/29/41	1,600,000	1,589,680
Viacom, Inc. 6.250% 4/30/16	265,000	301,463

		14,362,834

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	875,000	965,164

Mining — 0.9%
Alcoa, Inc. 6.150% 8/15/20	55,000	58,120
Corporacion Nacional del Cobre de Chile (a) 5.500% 10/15/13	420,000	453,517
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,280,000	1,411,200
Freeport-McMoRan Corp. 8.750% 6/01/11	1,010,000	1,020,551
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,029,941
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	610,000	801,613

	Principal Amount	Value
Teck Resources Ltd. 7.000% 9/15/12	$335,000	$357,906
Teck Resources Ltd. 10.750% 5/15/19	545,000	695,965
Vale Overseas Ltd. 5.625% 9/15/19	1,095,000	1,146,705
Vale Overseas Ltd. 6.250% 1/11/16	770,000	852,515
Vale Overseas Ltd. 6.250% 1/23/17	380,000	422,988
Vale Overseas Ltd. 6.875% 11/10/39	335,000	358,080

		8,609,101

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	475,000	500,009
Xerox Corp. 5.500% 5/15/12	295,000	308,602
Xerox Corp. 5.625% 12/15/19	85,000	91,343

		899,954

Office Furnishings — 0.4%
Steelcase, Inc. 6.375% 2/15/21	1,600,000	1,629,942
Steelcase, Inc. 6.500% 8/15/11	2,355,000	2,397,437

		4,027,379

Oil & Gas — 2.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,201,390
Cenovus Energy, Inc. 4.500% 9/15/14	1,135,000	1,218,743
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	599,429
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	608,759
ConocoPhillips 6.500% 2/01/39	475,000	540,745
Devon Energy Corp. 6.300% 1/15/19	260,000	304,712
Mobil Corp. 8.625% 8/15/21	840,000	1,153,338
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	896,462
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	748,599
Nexen, Inc. 7.500% 7/30/39	150,000	168,903
Noble Holding International Ltd. 7.375% 3/15/14	870,000	992,025

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pemex Project Funding Master Trust 6.625% 6/15/35	$140,000	$140,436
Petrobras International Finance Co. 3.875% 1/27/16	900,000	906,016
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,008,033
Petrobras International Finance Co. 6.750% 1/27/41	425,000	437,838
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,207,850
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,210,717
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,182,539
Rowan Cos., Inc. 5.000% 9/01/17	690,000	713,928
Shell International Finance BV 5.500% 3/25/40	325,000	329,344
Shell International Finance BV 5.625% 6/27/11	65,000	65,796
Talisman Energy, Inc. 7.750% 6/01/19	545,000	665,001
Tesoro Corp. 6.500% 6/01/17	275,000	283,250
Valero Energy Corp. 4.500% 2/01/15	925,000	973,398
Valero Energy Corp. 6.125% 2/01/20	800,000	865,256

		19,422,507

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	758,697
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,575,000	1,584,844

		2,343,541

Packaging & Containers — 0.6%
Ball Corp. 7.125% 9/01/16	1,150,000	1,257,813
Bemis Co., Inc. 6.800% 8/01/19	840,000	954,693
Packaging Corporation of America 5.750% 8/01/13	848,000	908,671
Sealed Air Corp. (a) 5.625% 7/15/13	1,260,000	1,320,689
Sealed Air Corp. 7.875% 6/15/17	1,050,000	1,174,154

		5,616,020

Pharmaceuticals — 0.6%
Abbott Laboratories 5.600% 11/30/17	380,000	429,767

	Principal Amount	Value
Eli Lilly & Co. 5.950% 11/15/37	$175,000	$190,158
McKesson Corp. 4.750% 3/01/21	600,000	607,424
McKesson Corp. 6.000% 3/01/41	550,000	569,482
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,045,707
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	609,059
Merck & Co., Inc. 5.850% 6/30/39	180,000	195,233
Mylan, Inc. (a) 7.625% 7/15/17	550,000	591,937
Pfizer, Inc. 7.200% 3/15/39	395,000	488,948
Wyeth 6.000% 2/15/36	360,000	386,758

		5,114,473

Pipelines — 2.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	212,883
CenterPoint Energy Resources Corp. (a) 4.500% 1/15/21	475,000	465,621
CenterPoint Energy Resources Corp. (a) 5.850% 1/15/41	425,000	420,932
CenterPoint Energy Resources Corp. 6.125% 11/01/17	840,000	932,456
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	885,000	912,714
DCP Midstream LLC (a) 9.750% 3/15/19	35,000	45,112
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,039,434
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,370,503
Enogex LLC (a) 6.875% 7/15/14	1,595,000	1,746,704
Enterprise Products Operating LP 3.200% 2/01/16	450,000	447,194
Enterprise Products Operating LP 5.950% 2/01/41	1,100,000	1,069,926
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	201,435
Kern River Funding Corp. (a) 4.893% 4/30/18	581,766	627,626
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	205,878
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	153,398
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	188,649

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	$2,700,000	$2,787,750
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	638,560
NGPL PipeCo LLC (a) 6.514% 12/15/12	2,000,000	2,142,478
ONEOK Partners LP 3.250% 2/01/16	450,000	447,779
ONEOK Partners LP 6.125% 2/01/41	1,100,000	1,099,435
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	630,000	672,901
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	415,000	452,227
Southern Natural Gas Co. (a) 5.900% 4/01/17	310,000	344,909
Texas Eastern Transmission LP (a) 6.000% 9/15/17	230,000	255,433
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	138,130
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	505,000	552,247
Williams Partners LP 5.250% 3/15/20	1,415,000	1,476,088

		22,048,402

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	760,000	767,155
Brookfield Asset Management, Inc. 7.125% 6/15/12	460,000	487,361

		1,254,516

Real Estate Investment Trusts (REITS) — 1.0%
Boston Properties LP 4.125% 5/15/21	580,000	551,642
Boston Properties LP 5.000% 6/01/15	170,000	182,390
Brandywine Operating Partners LP (d) 4.950% 4/15/18	800,000	790,850
Developers Diversified Realty Corp. 4.750% 4/15/18	1,000,000	973,409
Mack-Cali Realty LP 7.750% 8/15/19	515,000	620,547
ProLogis 5.625% 11/15/16	2,170,000	2,273,077
Senior Housing Properties Trust 4.300% 1/15/16	1,300,000	1,290,455
Senior Housing Properties Trust 8.625% 1/15/12	105,000	109,829
Simon Property Group LP 4.200% 2/01/15	190,000	199,870
Simon Property Group LP 4.375% 3/01/21	1,775,000	1,736,536

	Principal Amount	Value
Simon Property Group LP 5.650% 2/01/20	$590,000	$635,353

		9,363,958

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	560,000	570,241
CVS Pass-Through Trust (a) 7.507% 1/10/32	9,793	11,232
Home Depot, Inc. 5.950% 4/01/41	600,000	598,328
J.C. Penney Co., Inc. 5.650% 6/01/20	1,400,000	1,349,250
J.C. Penney Corp., Inc. 7.950% 4/01/17	135,000	150,863
Lowe’s Cos., Inc. 5.600% 9/15/12	355,000	378,352
McDonald’s Corp. 6.300% 10/15/37	400,000	459,759
Nordstrom, Inc. 6.750% 6/01/14	250,000	285,673
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	568,737
Target Corp. 7.000% 1/15/38	475,000	560,844
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	801,455
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	586,190

		6,320,924

Savings & Loans — 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	1,175,000	1,258,536
Washington Mutual Bank (b) 5.650% 8/15/14	1,125,000	1,406

		1,259,942

Software — 0.2%
CA, Inc. 5.375% 12/01/19	355,000	365,745
Microsoft Corp. 3.000% 10/01/20	1,600,000	1,485,491

		1,851,236

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	1,780,000	1,935,750

Telecommunications — 2.9%
America Movil SAB de CV 5.000% 3/30/20	500,000	515,548
America Movil SAB de CV 6.125% 3/30/40	525,000	548,879

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Tower Corp. 4.500% 1/15/18	$1,950,000	$1,915,066
American Tower Corp. 5.050% 9/01/20	2,020,000	1,962,493
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,176,170
British Telecom PLC STEP 9.875% 12/15/30	495,000	684,696
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	870,000	993,030
CenturyLink, Inc. 5.500% 4/01/13	840,000	871,921
CenturyLink, Inc. 6.150% 9/15/19	560,000	588,004
Cisco Systems, Inc. 5.500% 1/15/40	345,000	338,613
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	622,771
Embarq Corp. 7.082% 6/01/16	780,000	887,008
Embarq Corp. 7.995% 6/01/36	145,000	163,473
Juniper Networks, Inc. 4.600% 3/15/21	450,000	448,553
Juniper Networks, Inc. 5.950% 3/15/41	700,000	691,258
Rogers Communications, Inc. 5.500% 3/15/14	190,000	208,572
Rogers Communications, Inc. 6.375% 3/01/14	345,000	386,965
Rogers Communications, Inc. 7.500% 8/15/38	50,000	61,520
Telecom Italia Capital 6.000% 9/30/34	115,000	104,058
Telecom Italia Capital 6.175% 6/18/14	910,000	977,063
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,205,807
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	481,037
Verizon Communications, Inc. 7.350% 4/01/39	420,000	489,544
Verizon Communications, Inc. 8.750% 11/01/18	1,275,000	1,631,294
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	301,120
Verizon New England, Inc. 6.500% 9/15/11	615,000	631,451
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,830,000	1,999,275

	Principal Amount	Value
Windstream Corp. (a) 7.750% 10/01/21	$2,300,000	$2,346,000
Windstream Corp. 7.875% 11/01/17	1,100,000	1,179,750
Windstream Corp. 8.125% 8/01/13	2,100,000	2,304,750

		26,715,689

Textiles — 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	210,000	219,975

Transportation — 0.8%
Asciano Finance (a) (d) 5.000% 4/07/18	750,000	745,935
Bristow Group, Inc. 7.500% 9/15/17	2,660,000	2,796,325
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	764,689
Canadian National Railway Co. 5.850% 11/15/17	200,000	226,244
Canadian National Railway Co. 6.375% 11/15/37	275,000	315,254
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,196,639
CSX Corp. 7.250% 5/01/27	50,000	58,084
Ryder System, Inc. 5.000% 6/15/12	460,000	478,924
Union Pacific Corp. 4.000% 2/01/21	500,000	491,206
Union Pacific Corp. 5.375% 6/01/33	520,000	509,309

		7,582,609

Trucking & Leasing — 0.4%
GATX Corp. 3.500% 7/15/16	875,000	864,365
GATX Corp. 4.750% 10/01/12	1,135,000	1,186,482
GATX Corp. 4.750% 5/15/15	315,000	328,840
GATX Corp. 8.750% 5/15/14	1,145,000	1,321,876

		3,701,563

TOTAL CORPORATE DEBT (Cost $340,313,252)		360,405,104

MUNICIPAL OBLIGATIONS — 0.9%
Access Group, Inc., Delaware VRN 1.752% 9/01/37	820,000	809,340
Colorado Bridge Enterprise BAB 6.078% 12/01/40	2,100,000	2,173,101

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
North Texas Tollway Authority BAB 6.718% 1/01/49	$2,015,000	$2,001,640
State of California 5.950% 4/01/16	410,000	439,672
State of California BAB 7.550% 4/01/39	120,000	130,439
State of Illinois 5.365% 3/01/17	2,200,000	2,198,240
Tennessee Valley Authority 5.250% 9/15/39	750,000	785,400

		8,537,832

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,328,341)		8,537,832

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Automobile ABS — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.394% 8/20/13	1,305,000	1,275,498
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.534% 7/20/12	1,650,000	1,588,429
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	158,197	158,243
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.255% 12/15/20	1,423,906	1,439,225
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	950,000	948,320
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	533,997	535,343
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	722,481	722,919

		6,667,977

Commercial MBS — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.742% 2/10/51	2,040,000	2,203,350
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.202% 2/10/51	775,000	845,652
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	2,310,000	2,423,364

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	$1,555,000	$1,632,434
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,422,270
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	891,049	901,232
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	940,245
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	840,000	850,499
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	420,000	449,384
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,480,000	2,647,686
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	800,000	846,829
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	590,000	625,618
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	2,100,000	2,221,763
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,198,882	1,210,089
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	2,360,000	2,572,194
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	1,725,000	1,803,448

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.441% 2/15/39	$1,145,000	$1,228,713
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.211% 2/15/41	1,385,000	1,092,803
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (a) 5.557% 11/10/46	1,375,000	1,377,543
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	800,000	830,346
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.890% 7/10/38	579,000	632,256
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 3.645% 3/10/44	1,900,000	1,905,469
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.221% 5/15/41	2,880,000	3,070,474
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,326,828
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	1,040,000	1,109,954
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	440,000	465,786
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	1,060,000	1,101,473
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,641,529
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.909% 6/12/46	1,305,000	1,427,949
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,168,309

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$1,800,255	$1,849,122
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	1,680,000	1,862,569
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.983% 8/15/39	3,005,000	3,263,188
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,283,368
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.855% 2/15/51	1,997,997	2,042,877
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	440,180	434,306
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	658,957

		55,369,876

Home Equity ABS — 3.1%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.520% 8/25/35	928,573	893,068
ACE Securities Corp., Series 2005-SD1, Class A1 FRN 0.650% 11/25/50	166,345	165,501
AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, ABS (a) 4.210% 5/10/41	350,000	350,875
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.620% 11/25/34	1,049,996	1,003,146
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.680% 7/25/35	864,665	640,314
Asset Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.690% 6/25/35	1,275,000	1,150,122
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.610% 7/25/35	997,605	952,155
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 FRN 0.700% 9/25/35	554,785	527,293
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 0.610% 9/25/35	1,329,672	1,222,403

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.630% 11/25/35	$500,526	$488,492
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.780% 1/25/35	550,010	540,413
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.840% 12/25/34	311,754	282,601
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.350% 5/25/36	339,930	332,173
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.360% 7/25/36	598,554	576,353
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.680% 7/25/35	200,000	174,955
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.660% 12/25/33	548,239	511,375
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.480% 9/25/34	770,296	736,207
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.630% 1/25/36	786,865	744,827
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.850% 2/25/35	657,791	609,197
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.740% 12/25/35	975,000	942,098
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M1 FRN 0.650% 3/25/35	302,992	295,243
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.490% 1/25/36	894,386	868,228
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.680% 4/25/35	802,720	719,852
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.360% 7/25/37	1,246,661	1,204,021
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.420% 8/25/36	891,236	795,211

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-1, Class 2A4 FRN 0.580% 4/25/36	$1,300,000	$1,080,799
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.530% 8/25/45	535,969	520,108
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.750% 2/25/35	1,327,490	1,273,656
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.780% 2/25/35	1,200,000	977,723
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.720% 8/25/35	1,200,000	997,224
Merrill Lynch Mortgage Synthetic, 2005-ACR1 M1 (a) 0.983% 6/28/35	950,000	875,812
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 1.013% 6/28/35	950,000	652,043
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.700% 3/25/35	925,000	797,900
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,647	1,616
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.620% 9/25/35	503,774	426,350
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.630% 8/25/35	1,500,000	1,380,258
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.880% 2/25/35	815,000	720,417
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.440% 3/25/36	1,283,752	1,176,076
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.610% 8/25/35	632,672	593,891
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.650% 10/25/35	1,050,000	830,182

		29,030,178

Other ABS — 0.3%
Cajun Global LLC, Series 2011-1A, Class A2 5.955% 2/20/41	1,100,000	1,114,312

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CLI Funding LLC, Series 2011-1A (a) 4.500% 3/18/26	$1,000,000	$1,000,000
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (a) (c) 0.909% 6/20/14	1,175,000	798,412

		2,912,724

Student Loans ABS — 2.5%
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	1,327,114	1,315,667
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.752% 1/25/47	1,500,000	1,282,500
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 1.753% 1/25/47	674,000	642,827
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.754% 1/25/47	625,000	596,875
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.610% 12/15/17	674,398	674,214
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	700,000	695,625
Education Funding Capital Trust I, Series 2003-2, Class A5 FRN 1.754% 3/15/32	975,000	950,016
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.744% 3/25/42	800,000	726,000
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	1,150,000	864,182
Higher Education Funding I, Series 2004-1, Class A5 FRN (a) 1.728% 1/01/44	150,000	130,500
Higher Education Funding I, Series 2004-1, Class A2 FRN (a) 1.729% 1/01/44	150,000	130,500
Higher Education Funding I, Series 2004-1, Class A6 FRN (a) 1.729% 1/01/44	150,000	130,500
Higher Education Funding I, Series 2004-1, Class A9 FRN (a) 1.749% 1/01/44	150,000	130,500
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.290% 1/27/25	1,108,091	1,098,107
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.290% 6/25/25	2,660,892	2,627,414

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.360% 3/25/26	$651,131	$635,089
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.400% 2/25/26	550,692	547,462
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.050% 4/25/46	901,791	907,749
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.493% 1/28/47	850,000	535,500
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	926,227	767,139
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.712% 12/15/16	1,125,000	1,124,997
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.743% 12/15/16	680,000	679,998
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.750% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.750% 1/27/42	715,000	704,847
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.755% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.755% 12/15/16	2,550,000	2,549,993
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.755% 9/15/28	350,000	337,750
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.350% 12/17/46	1,525,000	1,220,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.494% 10/28/28	495,882	489,909

		22,795,860

WL Collateral CMO — 0.9%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.334% 7/20/36	2,768	2,760
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.022% 8/25/34	224,311	200,330
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.785% 2/25/34	45,551	40,701

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	$21,005	$16,840
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.873% 8/25/34	41,917	38,478
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.444% 1/19/38	838,813	554,106
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.610% 7/25/35	793,180	732,447
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.360% 5/25/37	753,507	398,284
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.739% 8/25/34	112,078	86,302
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.530% 6/25/36	887,220	871,743
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.500% 8/25/36	272,900	205,657
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.653% 7/25/33	8,917	8,455
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.041% 2/25/34	16,393	15,826
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.618% 2/25/34	930	864
Morgan Stanley Reremic Trust 3.000% 7/17/56	4,521,304	4,535,411
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.430% 6/25/46	1,605,186	635,766
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.702% 3/25/34	70,562	60,262
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.712% 4/25/44	203,041	170,513

		8,574,745

WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.500% 11/25/37	1,411,334	1,352,966

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.758% 6/25/32	$73,834	$59,026

		1,411,992

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $125,129,790)		126,763,352

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 7.375% 3/18/19	725,000	870,000
Peruvian Government International Bond 6.550% 3/14/37	405,000	438,413
Poland Government International Bond 6.375% 7/15/19	690,000	767,791
Province of Quebec Canada 7.500% 9/15/29	390,000	522,646
Rebublic of Brazil International Bond 5.875% 1/15/19	876,000	970,170
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,291,987
United Mexican States 6.750% 9/27/34	685,000	772,680
United Mexican States 5.125% 1/15/20	850,000	889,100

		6,522,787

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,299,596)		6,522,787

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	234,580	260,892
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	196,217	222,998

		483,890

Pass-Through Securities — 33.1%
Federal Home Loan Mortgage Corp.
Pool #C03565 4.000% 12/01/40	9,094,420	8,942,017
Pool #A96469 4.000% 1/01/41	2,292,988	2,254,562
Pool #A96849 4.000% 2/01/41	2,399,999	2,359,780

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08330 4.500% 1/01/39	$22,660	$23,048
Pool #A84097 4.500% 1/01/39	20,324	20,672
Pool #G05167 4.500% 2/01/39	661,052	672,388
Pool #A84432 4.500% 2/01/39	663,572	674,952
Pool #A84277 4.500% 2/01/39	28,203	28,686
Pool #A84315 4.500% 2/01/39	83,251	84,678
Pool #A85612 4.500% 4/01/39	485,627	493,954
Pool #G05695 4.500% 11/01/39	6,612,889	6,726,289
Pool #A90421 4.500% 12/01/39	256,438	260,835
Pool #A90764 4.500% 1/01/40	119,154	121,198
Pool #A90988 4.500% 2/01/40	1,008,572	1,025,867
Pool #G05849 4.500% 5/01/40	26,274,657	26,725,225
Pool #A92240 4.500% 5/01/40	6,534,374	6,646,428
Pool #A93451 4.500% 8/01/40	4,178,454	4,250,108
Pool #C03517 4.500% 9/01/40	91,492	93,061
Pool #C01283 5.500% 11/01/31	259,680	278,638
Pool #E85389 6.000% 9/01/16	62,762	68,195
Pool #G11431 6.000% 2/01/18	46,081	50,069
Pool #E85301 6.500% 9/01/16	108,944	118,519
Pool #E85032 6.500% 9/01/16	21,413	23,124
Pool #E85409 6.500% 9/01/16	126,586	137,116
Pool #C01079 7.500% 10/01/30	7,549	8,573
Pool #C01135 7.500% 2/01/31	26,805	30,441
Pool #554904 9.000% 3/01/17	117	132
Federal National Mortgage Association Pool #725692 2.479% 10/01/33	569,949	596,581

	Principal Amount	Value
Pool #775539 2.486% 5/01/34	$276,557	$288,659
Pool #888586 2.755% 10/01/34	646,722	678,962
Pool #AH1402 3.500% 11/01/39	95,880	90,408
Pool #AE2617 3.500% 11/01/40	99,927	94,224
Pool #AE7714 3.500% 11/01/40	1,792,532	1,690,232
Pool #AE8712 3.500% 11/01/40	8,073,809	7,613,034
Pool #AH0874 3.500% 12/01/40	623,757	588,159
Pool #AH1218 3.500% 12/01/40	398,783	376,024
Pool #AH1334 3.500% 12/01/40	30,113	28,394
Pool #AH1463 3.500% 12/01/40	685,085	645,987
Pool #AH1838 3.500% 12/01/40	765,205	721,535
Pool #AE1410 3.500% 12/01/40	652,887	615,627
Pool #AE4448 3.500% 12/01/40	831,175	783,740
Pool #AE7962 3.500% 12/01/40	541,182	510,297
Pool #AE9824 3.500% 12/01/40	459,235	433,026
Pool #AE9386 3.500% 12/01/40	81,228	76,592
Pool #AE9431 3.500% 12/01/40	776,687	732,361
Pool #AE9450 3.500% 12/01/40	610,747	575,891
Pool #AE9763 3.500% 12/01/40	199,298	187,924
Pool #AH1253 3.500% 1/01/41	10,971,057	10,344,935
Pool #AH1418 3.500% 1/01/41	1,494,281	1,409,002
Pool #AH1977 3.500% 1/01/41	85,173	80,312
Pool #AH3585 3.500% 1/01/41	12,522,302	11,807,650
Pool #AH3159 3.500% 1/01/41	64,979	61,270
Pool #AH3384 3.500% 1/01/41	497,883	469,469
Pool #AH4156 3.500% 1/01/41	441,229	416,048

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH4290 3.500% 1/01/41	$149,732	$141,187
Pool #AH4618 3.500% 1/01/41	869,096	819,497
Pool #AH4632 3.500% 1/01/41	804,646	758,725
Pool #MA0622 3.500% 1/01/41	999,484	942,443
Pool #AE4584 3.500% 1/01/41	1,449,298	1,366,586
Pool #AH3739 3.500% 2/01/41	531,429	501,100
Pool #MA0651 3.500% 2/01/41	1,197,117	1,128,797
Pool #254863 4.000% 8/01/13	27,179	27,964
Pool #AA3051 4.000% 4/01/24	405,217	416,930
Pool #AA7693 4.000% 7/01/24	1,805,866	1,858,067
Pool #AA8684 4.000% 7/01/24	128,839	132,563
Pool #AC1566 4.000% 10/01/24	181,091	186,325
Pool #AC8539 4.000% 12/01/24	344,141	354,088
Pool #AC6939 4.000% 12/01/24	201,662	207,492
Pool #AC7686 4.000% 12/01/24	84,796	87,247
Pool #932359 4.000% 1/01/25	298,953	307,594
Pool #AC8929 4.000% 1/01/25	343,775	353,712
Pool #AD1745 4.000% 1/01/25	1,699,800	1,748,934
Pool #AD1149 4.000% 1/01/25	64,136	65,990
Pool #AD2761 4.000% 2/01/25	1,546,056	1,590,747
Pool #AD3689 4.000% 2/01/25	705,165	725,548
Pool #926190 4.000% 2/01/25	1,793,092	1,844,924
Pool #932557 4.000% 2/01/25	1,027,959	1,057,673
Pool #932559 4.000% 2/01/25	206,769	212,746
Pool #AA5289 4.000% 2/01/25	121,994	125,520
Pool #AC9708 4.000% 2/01/25	174,964	180,022

	Principal Amount	Value
Pool #AD1017 4.000% 2/01/25	$835,019	$859,156
Pool #AD2103 4.000% 2/01/25	300,137	308,813
Pool #AD4538 4.000% 3/01/25	41,635	42,838
Pool #AD4775 4.000% 3/01/25	463,889	477,298
Pool #932659 4.000% 3/01/25	817,685	841,322
Pool #AC6707 4.000% 3/01/25	755,028	776,853
Pool #AC9740 4.000% 3/01/25	479,426	493,284
Pool #AD2331 4.000% 3/01/25	865,140	890,148
Pool #AD2344 4.000% 3/01/25	85,945	88,429
Pool #AD2717 4.000% 3/01/25	414,607	426,592
Pool #AD2718 4.000% 3/01/25	248,483	255,666
Pool #AD3828 4.000% 4/01/25	68,075	70,043
Pool #AD4105 4.000% 5/01/25	107,448	110,554
Pool #AD4088 4.000% 5/01/25	466,680	480,169
Pool #AD5081 4.000% 5/01/25	447,298	460,228
Pool #AD6583 4.000% 5/01/25	1,721,445	1,771,205
Pool #AD7034 4.000% 5/01/25	1,005,832	1,034,907
Pool #AD2488 4.000% 5/01/25	585,553	602,479
Pool #AD3541 4.000% 5/01/25	570,875	587,377
Pool #AD3666 4.000% 6/01/25	1,665,364	1,713,504
Pool #AD3979 4.000% 6/01/25	1,435,890	1,477,396
Pool #AD4701 4.000% 6/01/25	930,179	957,067
Pool #AD5567 4.000% 6/01/25	163,458	168,182
Pool #AD6585 4.000% 6/01/25	1,471,635	1,514,174
Pool #AD7349 4.000% 6/01/25	1,824,607	1,877,350
Pool #AD7661 4.000% 6/01/25	941,899	969,126

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD8900 4.000% 6/01/25	$159,855	$164,476
Pool #AD8912 4.000% 6/01/25	1,915,173	1,970,533
Pool #AC6715 4.000% 6/01/25	2,174,594	2,237,453
Pool #AC8324 4.000% 6/01/25	2,419,190	2,489,120
Pool #AD3583 4.000% 6/01/25	36,609	37,667
Pool #AD3987 4.000% 7/01/25	1,700,880	1,750,046
Pool #AD3992 4.000% 7/01/25	1,007,221	1,036,336
Pool #AD6018 4.000% 7/01/25	891,007	916,762
Pool #AD7740 4.000% 7/01/25	302,549	311,295
Pool #AD8145 4.000% 7/01/25	837,135	861,333
Pool #AC2752 4.000% 8/01/39	87,676	86,583
Pool #AD3098 4.000% 4/01/40	30,767	30,345
Pool #AD7121 4.000% 7/01/40	415,398	409,313
Pool #AE0113 4.000% 7/01/40	996,298	983,884
Pool #AD8033 4.000% 8/01/40	113,207	111,549
Pool #AD9436 4.000% 8/01/40	32,639	32,161
Pool #AE1853 4.000% 8/01/40	1,300,677	1,281,624
Pool #AB1500 4.000% 9/01/40	972,939	958,687
Pool #MA0514 4.000% 9/01/40	916,449	903,025
Pool #AD9362 4.000% 9/01/40	92,491	91,136
Pool #AE4934 4.000% 9/01/40	196,602	193,722
Pool #AE4050 4.000% 10/01/40	115,404	113,678
Pool #AE5128 4.000% 10/01/40	244,953	241,288
Pool #MA0561 4.000% 11/01/40	674,427	664,337
Pool #AE7186 4.000% 11/01/40	619,059	609,798
Pool #AE7314 4.000% 11/01/40	990,738	975,915

	Principal Amount	Value
Pool #AE8396 4.000% 11/01/40	$1,632,260	$1,607,840
Pool #AE8397 4.000% 11/01/40	406,054	399,979
Pool #AE9248 4.000% 11/01/40	91,894	90,519
Pool #AE5979 4.000% 11/01/40	103,425	101,877
Pool #AH0017 4.000% 12/01/40	1,257,700	1,238,884
Pool #AH0153 4.000% 12/01/40	739,478	728,415
Pool #AH0443 4.000% 12/01/40	994,839	979,955
Pool #AH1016 4.000% 12/01/40	328,387	323,474
Pool #AH1228 4.000% 12/01/40	930,974	917,046
Pool #AH1512 4.000% 12/01/40	199,159	196,179
Pool #932848 4.000% 12/01/40	1,376,132	1,355,544
Pool #932850 4.000% 12/01/40	2,321,812	2,287,076
Pool #941606 4.000% 12/01/40	740,415	729,338
Pool #AE2664 4.000% 12/01/40	987,240	972,470
Pool #AE2452 4.000% 12/01/40	249,935	246,196
Pool #AE6225 4.000% 12/01/40	994,957	980,071
Pool #AE7328 4.000% 12/01/40	1,988,137	1,958,392
Pool #AH1869 4.000% 12/01/40	268,044	264,034
Pool #MA0583 4.000% 12/01/40	66,331	65,339
Pool #AH1190 4.000% 1/01/41	720,879	710,094
Pool #MA0614 4.000% 1/01/41	3,436,091	3,384,771
Pool #AH0032 4.000% 1/01/41	628,531	619,127
Pool #AH3458 4.000% 1/01/41	209,761	206,623
Pool #AH3813 4.000% 1/01/41	6,576,756	6,478,361
Pool #AH5653 4.000% 2/01/41	908,572	894,979
Pool #AH6539 4.000% 2/01/41	129,062	127,333

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH8240 4.000% 3/01/41	$661,176	$651,284
Pool #254597 4.500% 11/01/12	73,550	74,932
Pool #254646 4.500% 1/01/13	66,016	69,221
Pool #254659 4.500% 2/01/13	539,082	565,257
Pool #254681 4.500% 3/01/13	1,753,398	1,789,284
Pool #254756 4.500% 5/01/13	1,832,504	1,872,907
Pool #762800 4.500% 8/01/13	15,733	16,079
Pool #763017 4.500% 9/01/13	1,728,772	1,812,712
Pool #768007 4.500% 9/01/13	1,611,389	1,689,630
Pool #254914 4.500% 9/01/13	1,009,330	1,035,502
Pool #745570 4.500% 10/01/13	45,746	47,967
Pool #254958 4.500% 10/01/13	1,507,652	1,580,856
Pool #254989 4.500% 11/01/13	529,141	543,343
Pool #735395 4.500% 12/01/13	123,409	126,497
Pool #255040 4.500% 12/01/13	1,059,320	1,110,755
Pool #255088 4.500% 1/01/14	189,471	194,893
Pool #255115 4.500% 2/01/14	441,409	454,425
Pool #357523 4.500% 3/01/14	10,776	11,121
Pool #255204 4.500% 4/01/14	95,036	98,000
Pool #255236 4.500% 5/01/14	2,251,000	2,323,094
Pool #255291 4.500% 6/01/14	77,492	80,092
Pool #255354 4.500% 8/01/14	433,626	448,544
Pool #255431 4.500% 9/01/14	188,289	195,081
Pool #255450 4.500% 10/01/14	607,267	629,663
Pool #735023 4.500% 11/01/14	195,324	200,740
Pool #255586 4.500% 1/01/15	496,888	516,007

	Principal Amount	Value
Pool #829751 4.500% 4/01/15	$758,071	$780,402
Pool #255730 4.500% 5/01/15	172,004	179,306
Pool #255938 4.500% 11/01/15	90,366	94,612
Pool #256111 4.500% 2/01/16	320,673	335,974
Pool #920806 4.500% 6/01/16	733,528	758,749
Pool #AA1669 4.500% 2/01/24	20,371	21,379
Pool #AA3172 4.500% 3/01/24	182,724	191,654
Pool #AA4598 4.500% 4/01/24	152,714	160,176
Pool #931195 4.500% 5/01/24	52,977	55,566
Pool #931196 4.500% 5/01/24	391,774	410,919
Pool #AA5566 4.500% 5/01/24	353,181	370,440
Pool #AA7205 4.500% 5/01/24	86,417	90,640
Pool #AA8463 4.500% 6/01/24	253,894	266,301
Pool #AA9747 4.500% 7/01/24	538,709	564,866
Pool #AC5413 4.500% 10/01/24	1,402,584	1,470,686
Pool #AC6097 4.500% 11/01/24	813,276	852,765
Pool #MA0270 4.500% 12/01/24	150,840	158,164
Pool #932362 4.500% 1/01/25	41,059	43,053
Pool #AC4972 4.500% 1/01/25	183,765	192,687
Pool #AC9810 4.500% 1/01/25	1,248,811	1,309,447
Pool #AC9339 4.500% 1/01/25	2,137,686	2,241,480
Pool #932561 4.500% 2/01/25	992,051	1,040,220
Pool #AD2089 4.500% 2/01/25	750,365	786,799
Pool #AD2364 4.500% 3/01/25	40,774	42,754
Pool #AD2509 4.500% 4/01/25	32,751	34,341
Pool #AD4139 4.500% 4/01/25	1,454,784	1,525,421

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD5568 4.500% 6/01/25	$482,029	$505,434
Pool #AD7158 4.500% 6/01/25	43,448	45,558
Pool #AE1667 4.500% 8/01/25	443,019	464,530
Pool #256504 5.000% 11/01/36	188,116	197,404
Pool #256672 5.000% 4/01/37	7,043,712	7,387,093
Pool #982786 5.000% 3/01/38	2,912,874	3,051,236
Pool #929301 5.000% 4/01/38	271,492	284,388
Pool #962687 5.000% 4/01/38	6,446,933	6,749,133
Pool #982014 5.000% 5/01/38	2,718,975	2,846,427
Pool #983077 5.000% 5/01/38	2,113,963	2,214,376
Pool #962874 5.000% 5/01/38	54,142	56,680
Pool #934643 5.000% 11/01/38	38,397	40,197
Pool #930760 5.000% 3/01/39	2,263,409	2,369,507
Pool #930635 5.000% 3/01/39	70,031	73,314
Pool #995930 5.000% 4/01/39	3,260,590	3,413,431
Pool #930992 5.000% 4/01/39	368,119	385,374
Pool #995896 5.000% 6/01/39	4,529,560	4,741,883
Pool #AA6753 5.000% 6/01/39	250,675	262,426
Pool #AC3221 5.000% 8/01/39	35,521	37,186
Pool #AD7968 5.000% 12/01/39	48,484	50,757
Pool #AD6194 5.000% 6/01/40	243,142	254,540
Pool #AD4193 5.000% 7/01/40	298,251	312,232
Pool #AD7136 5.000% 7/01/40	561,898	588,237
Pool #AE9800 5.000% 11/01/40	506,184	529,911
Pool #255148 5.500% 2/01/14	2,245	2,341
Pool #587994 6.000% 6/01/16	20,595	22,457
Pool #253880 6.500% 7/01/16	80,628	87,107

	Principal Amount	Value
Pool #575667 7.000% 3/01/31	$47,822	$54,411
Pool #572577 7.000% 4/01/31	10,485	11,927
Pool #497120 7.500% 8/01/29	1,040	1,177
Pool #507053 7.500% 9/01/29	2,692	3,037
Pool #529453 7.500% 1/01/30	10,925	12,401
Pool #531196 7.500% 2/01/30	747	848
Pool #532418 7.500% 2/01/30	7,274	8,247
Pool #530299 7.500% 3/01/30	2,963	3,359
Pool #536386 7.500% 4/01/30	624	708
Pool #535996 7.500% 6/01/31	29,163	33,098
Pool #523499 8.000% 11/01/29	2,979	3,393
Pool #252926 8.000% 12/01/29	993	1,133
Pool #532819 8.000% 3/01/30	556	635
Pool #537033 8.000% 4/01/30	5,232	5,979
Pool #534703 8.000% 5/01/30	3,678	4,199
Pool #253437 8.000% 9/01/30	627	716
Pool #253481 8.000% 10/01/30	402	459
Pool #190317 8.000% 8/01/31	13,746	15,694
Pool #596656 8.000% 8/01/31	4,771	5,384
Pool #599652 8.000% 8/01/31	108,183	123,756
Pool #602008 8.000% 8/01/31	15,370	17,564
Pool #597220 8.000% 9/01/31	8,093	9,253
Federal National Mortgage Association TBA Pool #1058 3.500% 8/01/40 (d)	9,875,000	9,299,473
Pool #6330 4.000% 1/01/24 (d)	3,600,000	3,699,562
Pool #11264 4.500% 1/01/21 (d)	3,550,000	3,720,289
Pool #14170 4.500% 2/01/39 (d)	19,820,000	20,171,496

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #27350 5.000% 6/01/36 (d)	$13,300,000	$13,915,125
Government National Mortgage Association Pool #008746 2.125% 11/20/25	12,258	12,611
Pool #080136 2.125% 11/20/27	2,343	2,415
Pool #369261 6.000% 12/15/23	2,970	3,267
Pool #544462 6.000% 4/15/31	1,412	1,553
Pool #371146 7.000% 9/15/23	2,006	2,268
Pool #352022 7.000% 11/15/23	27,792	31,376
Pool #374440 7.000% 11/15/23	2,373	2,682
Pool #491089 7.000% 12/15/28	39,681	45,181
Pool #483598 7.000% 1/15/29	13,451	15,279
Pool #480539 7.000% 4/15/29	746	850
Pool #500928 7.000% 5/15/29	13,280	15,125
Pool #478658 7.000% 5/15/29	8,899	10,150
Pool #488634 7.000% 5/15/29	3,239	3,691
Pool #509546 7.000% 6/15/29	17,283	19,716
Pool #498541 7.000% 6/15/29	8,561	9,160
Pool #508655 7.000% 7/15/29	522	596
Pool #510083 7.000% 7/15/29	5,813	6,625
Pool #499410 7.000% 7/15/29	3,202	3,654
Pool #507093 7.000% 8/15/29	5,727	6,535
Pool #516706 7.000% 8/15/29	263	296
Pool #493723 7.000% 8/15/29	14,907	17,007
Pool #505558 7.000% 9/15/29	2,886	3,291
Pool #581417 7.000% 7/15/32	42,127	48,148
Pool #591581 7.000% 8/15/32	17,369	19,860
Pool #210946 7.500% 3/15/17	7,845	8,676

	Principal Amount	Value
Pool #203940 7.500% 4/15/17	$14,711	$16,099
Pool #181168 7.500% 5/15/17	7,303	8,081
Pool #193870 7.500% 5/15/17	10,834	11,885
Pool #192796 7.500% 6/15/17	1,429	1,576
Pool #226163 7.500% 7/15/17	14,497	16,062
Pool #385760 7.500% 6/15/24	964	1,086
New Valley Generation IV 4.687% 1/15/22	357,183	375,835

		308,691,266

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $309,326,032)		309,175,156

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bonds & Notes — 11.1%
U.S. Treasury Bond 4.375% 5/15/40	6,040,000	5,906,459
U.S. Treasury Bond 5.375% 2/15/31	10,655,000	12,188,321
U.S. Treasury Inflation Index 1.125% 1/15/21	6,693,691	6,789,912
U.S. Treasury Inflation Index 2.125% 2/15/41	6,188,668	6,538,715
U.S. Treasury Note 0.375% 8/31/12	19,050,000	19,018,747
U.S. Treasury Note 1.000% 1/15/14	21,065,000	20,962,965
U.S. Treasury Note 1.250% 3/15/14	10,200,000	10,197,211
U.S. Treasury Note (e) 3.000% 9/30/16	21,585,000	22,240,139

		103,842,469

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,534,342)		103,842,469

TOTAL BONDS & NOTES (Cost $893,931,353)		915,246,700

TOTAL LONG-TERM INVESTMENTS (Cost $893,931,353)		915,246,700

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.8%
Commercial Paper — 3.8%
Apache Corp. (a) 0.360% 4/04/11	$8,190,000	$8,189,754
ERAC USA Finance Co. (a) 0.350% 4/11/11	20,215,000	20,213,035
UnitedHealth Group, Inc. (a) 0.350% 4/01/11	7,050,000	7,050,000

		35,452,789

TOTAL SHORT-TERM INVESTMENTS (Cost $35,452,789)		35,452,789

TOTAL INVESTMENTS — 102.0% (Cost $929,384,142) (f)		950,699,489

Other Assets/(Liabilities) — (2.0)%		(18,500,496)

NET ASSETS — 100.0%		$932,198,993

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $94,666,959 or 10.16% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2011, these securities amounted to a value of $67,231 or 0.01% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $798,412 or 0.09% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.7%
Commercial Paper — 79.8%
Abbey National North America LLC 0.210% 4/15/11	$4,650,000	$4,649,620
Abbot Laboratories (a) 0.150% 4/11/11	1,500,000	1,499,938
Abbot Laboratories (a) 0.200% 5/09/11	2,675,000	2,674,435
Abbot Laboratories (a) 0.180% 6/14/11	500,000	499,815
American Honda Finance Corp. 0.240% 4/14/11	4,604,000	4,603,601
Archer-Daniels-Midland Co. (a) 0.270% 4/04/11	1,900,000	1,899,957
Archer-Daniels-Midland Co. (a) 0.200% 5/05/11	1,730,000	1,729,673
Bank of America Corp. 0.230% 6/02/11	4,650,000	4,648,158
Bank of Nova Scotia/New York 0.140% 4/05/11	3,275,000	3,274,949
Bank of Nova Scotia/New York 0.150% 4/05/11	1,375,000	1,374,977
Barclays U.S. Funding LLC 0.250% 6/01/11	4,600,000	4,598,051
BASF SE (a) 0.180% 4/07/11	2,150,000	2,149,936
Basin Electric Power Cooperative (a) 0.220% 4/19/11	4,600,000	4,599,494
Becton, Dickinson & Co. 0.180% 4/05/11	1,875,000	1,874,963
Caterpillar Financial Services Co. 0.160% 4/01/11	4,225,000	4,225,000
Cisco Systems, Inc. (a) 0.210% 4/13/11	4,600,000	4,599,678
Citigroup Funding, Inc. 0.200% 4/20/11	2,800,000	2,799,704
Citigroup Funding, Inc. 0.250% 5/02/11	1,900,000	1,899,591
Coca-Cola Co., The (a) 0.200% 5/02/11	1,150,000	1,149,802
Coca-Cola Co., The (a) 0.220% 5/02/11	3,450,000	3,449,346
ConocoPhillips Qatar Funding Ltd. (a) 0.240% 4/13/11	650,000	649,948
ConocoPhillips Qatar Funding Ltd. (a) 0.280% 5/09/11	4,600,000	4,598,641
Covidien International Finance SA (a) 0.370% 5/11/11	4,600,000	4,598,109
Emerson Electric Co. (a) 0.150% 4/06/11	1,375,000	1,374,971
General Electric Capital Co. 0.200% 5/24/11	525,000	524,845
General Electric Capital Co. 0.170% 5/04/11	3,025,000	3,024,529

	Principal Amount	Value
Google, Inc. (a) 0.280% 9/12/11	$725,000	$724,075
Google, Inc. (a) 0.230% 4/05/11	1,250,000	1,249,968
Honeywell International, Inc. (a) 0.210% 6/28/11	4,650,000	4,647,613
HSBC Finance Corp. 0.200% 4/21/11	4,700,000	4,699,478
John Deere Capital Corp. (a) 0.180% 4/12/11	770,000	769,958
John Deere Capital Corp. (a) 0.200% 4/25/11	1,000,000	999,867
Johnson & Johnson (a) 0.240% 5/03/11	4,500,000	4,499,040
JP Morgan Chase & Co. 0.200% 6/13/11	2,825,000	2,823,854
JP Morgan Chase & Co. 0.200% 6/16/11	1,800,000	1,799,240
Medtronic, Inc. (a) 0.190% 4/18/11	2,000,000	1,999,821
National Rural Utilities Cooperative Finance Corp. 0.220% 5/02/11	4,600,000	4,599,129
Natixis US Finance Co. LLC 0.320% 4/01/11	1,825,000	1,825,000
Natixis US Finance Co. LLC 0.400% 4/18/11	2,775,000	2,774,476
Nestle Capital Corp. (a) 0.210% 7/08/11	1,600,000	1,599,085
Nestle Capital Corp. (a) 0.250% 7/21/11	2,000,000	1,998,458
Nestle Capital Corp. (a) 0.250% 8/03/11	1,000,000	999,139
NSTAR Electric Co. 0.160% 4/04/11	1,000,000	999,987
NSTAR Electric Co. 0.170% 4/05/11	3,550,000	3,549,933
Procter & Gamble Co., The (a) 0.240% 4/12/11	1,250,000	1,249,908
Procter & Gamble Co., The (a) 0.250% 4/14/11	710,000	709,936
Procter & Gamble Co., The (a) 0.190% 4/27/11	2,625,000	2,624,640
Reckitt Benckiser Treasury Services PLC (a) 0.240% 5/31/11	4,600,000	4,598,160
Roche Holding, Inc. (a) 0.180% 5/10/11	2,875,000	2,874,439
Roche Holding, Inc. (a) 0.160% 5/16/11	1,750,000	1,749,650
Royal Bank of Scotland Group PLC (a) 0.340% 5/31/11	4,600,000	4,597,393
Sherwin Williams Co. (a) 0.230% 4/06/11	4,650,000	4,649,852

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sanofi-Aventis (a) 0.280% 7/19/11	$1,000,000	$999,152
Wal-Mart Stores, Inc. (a) 0.170% 4/26/11	4,600,000	4,599,457
Walt Disney Co., The (a) 0.200% 4/15/11	860,000	859,933
Walt Disney Co., The (a) 0.200% 4/20/11	525,000	524,945
Wisconsin Gas LLC 0.130% 4/01/11	3,000,000	3,000,000
Wisconsin Gas LLC 0.160% 4/07/11	1,640,000	1,639,956

		150,207,273

Corporate Debt — 1.9%
Sanofi-Aventis FRN 0.358% 3/28/12	3,500,000	3,500,000

Discount Notes — 9.1%
Federal Farm Credit Bank 0.190% 5/25/11	500,000	499,858
Federal Farm Credit Bank 0.200% 5/12/11	750,000	749,829
Federal Farm Credit Bank 0.200% 11/08/11	425,000	424,478
Federal Farm Credit Bank 0.290% 12/27/11	900,000	898,042
Federal Home Loan Bank 0.120% 5/13/11	772,000	771,892
Federal Home Loan Bank 0.130% 4/29/11	1,000,000	999,899
Federal Home Loan Bank 0.130% 5/04/11	2,500,000	2,499,702
Federal Home Loan Bank 0.136% 4/29/11	750,000	749,921
Federal Home Loan Mortgage Corp. 0.100% 4/19/11	2,500,000	2,499,875
Federal Home Loan Mortgage Corp. 0.130% 5/09/11	1,443,000	1,442,802
Federal Home Loan Mortgage Corp. 0.200% 5/03/11	300,000	299,947
Federal Home Loan Mortgage Corp. 0.240% 9/14/11	225,000	224,751
Federal Home Loan Mortgage Corp. 0.260% 9/15/11	205,000	204,753
Federal National Mortgage Association 0.160% 4/01/11	525,000	525,000
Federal National Mortgage Association 0.205% 6/08/11	450,000	449,826
Federal National Mortgage Association 0.210% 4/25/11	300,000	299,958

	Principal Amount	Value
Federal National Mortgage Association 0.220% 6/01/11	$1,000,000	$999,627
Federal National Mortgage Association 0.220% 8/08/11	720,000	719,432
Federal National Mortgage Association 0.230% 4/25/11	600,000	599,908
Federal National Mortgage Association 0.250% 6/03/11	850,000	849,628
Federal National Mortgage Association 0.360% 5/03/11	450,000	449,856

		17,158,984

U.S. Treasury Bills — 8.9%
U.S. Treasury Bill 0.170% 4/14/11	1,000,000	999,939
U.S. Treasury Bill 0.175% 4/28/11	1,500,000	1,499,803
U.S. Treasury Bill 0.190% 7/28/11	1,875,000	1,873,829
U.S. Treasury Bill 0.194% 8/25/11	2,500,000	2,498,028
U.S. Treasury Bill 0.200% 12/15/11	800,000	798,853
U.S. Treasury Bill 0.201% 10/20/11	1,000,000	998,872
U.S. Treasury Bill 0.204% 6/30/11	2,000,000	1,998,978
U.S. Treasury Bill 0.211% 7/28/11	1,125,000	1,124,220
U.S. Treasury Bill 0.214% 8/25/11	1,000,000	999,130
U.S. Treasury Bill 0.218% 9/22/11	1,000,000	998,946
U.S. Treasury Bill 0.234% 10/20/11	975,000	973,717
U.S. Treasury Bill 0.250% 11/17/11	950,000	948,486
U.S. Treasury Bill 0.274% 1/12/12	1,000,000	997,819

		16,710,620

TOTAL SHORT-TERM INVESTMENTS (Cost $187,576,877)		187,576,877

TOTAL INVESTMENTS — 99.7% (Cost $187,576,877) (b)		187,576,877

Other Assets/(Liabilities) — 0.3%		629,062

NET ASSETS — 100.0%		$188,205,939

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $84,998,232 or 45.16% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 69.7%

CORPORATE DEBT — 26.1%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$260,000	$303,060
WPP Finance Corp. 5.875% 6/15/14	65,000	71,459

		374,519

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	130,000	146,005
L-3 Communications Corp. 6.375% 10/15/15	471,000	485,130

		631,135

Agriculture — 0.2%
Altria Group, Inc. 9.700% 11/10/18	60,000	78,907
BAT International Finance PLC (a) 8.125% 11/15/13	245,000	283,766

		362,673

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	10,985	4,202

Banks — 2.0%
Associated Banc-Corp 5.125% 3/28/16	350,000	351,328
Bank of America Corp. 2.100% 4/30/12	480,000	488,797
Bank of America Corp. 3.625% 3/17/16	330,000	325,353
Bank of America Corp. 5.750% 12/01/17	150,000	158,042
Bank of America Corp. 7.375% 5/15/14	130,000	146,812
Bank of America Corp. Series L 5.650% 5/01/18	85,000	88,832
Barclays Bank PLC 5.000% 9/22/16	100,000	106,018
Barclays Bank PLC 5.200% 7/10/14	370,000	399,891
Capital One Financial Corp. 7.375% 5/23/14	85,000	97,562
Credit Suisse AG 5.400% 1/14/20	270,000	272,694
Deutsche Bank AG 3.250% 1/11/16	400,000	401,551
First Horizon National Corp. 5.375% 12/15/15	275,000	287,313
HSBC Bank USA 4.625% 4/01/14	205,000	217,954

	Principal Amount	Value
ICICI Bank Ltd. (a) 5.500% 3/25/15	$210,000	$218,946
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	135,000	140,174
State Street Corp. 2.150% 4/30/12	145,000	147,562
UBS AG 5.750% 4/25/18	205,000	220,845
Wachovia Corp. 5.300% 10/15/11	75,000	76,881
Wachovia Corp. 5.750% 6/15/17	170,000	188,335
Wells Fargo & Co. 3.625% 4/15/15	210,000	216,458

		4,551,348

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	55,000	59,647
Diageo Finance BV 3.875% 4/01/11	125,000	125,000

		184,647

Building Materials — 0.6%
CRH America, Inc. 8.125% 7/15/18	20,000	23,539
Lafarge SA (a) 5.500% 7/09/15	400,000	412,959
Masco Corp. 4.800% 6/15/15	490,000	486,915
Masco Corp. 7.125% 8/15/13	160,000	171,679
Masco Corp. 7.125% 3/15/20	135,000	139,708
Owens Corning, Inc. 9.000% 6/15/19	110,000	130,005

		1,364,805

Chemicals — 1.0%
Airgas, Inc. 4.500% 9/15/14	155,000	161,922
Ashland, Inc. 9.125% 6/01/17	80,000	91,800
Cabot Corp. 5.000% 10/01/16	420,000	440,568
Cytec Industries, Inc. 8.950% 7/01/17	50,000	61,057
The Dow Chemical Co. 4.850% 8/15/12	105,000	109,995
The Dow Chemical Co. 5.900% 2/15/15	275,000	304,799
The Dow Chemical Co. 7.600% 5/15/14	160,000	184,900

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Dow Chemical Co. 8.550% 5/15/19	$50,000	$63,202
E.I. du Pont de Nemours & Co. 3.250% 1/15/15	120,000	124,441
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	25,000	26,716
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	20,000	22,809
Incitec Pivot Ltd. (a) 4.000% 12/07/15	250,000	250,189
Lyondell Chemical Co. (a) 8.000% 11/01/17	300,000	330,750
Valspar Corp. 5.625% 5/01/12	80,000	83,069
Valspar Corp. 7.250% 6/15/19	60,000	68,892

		2,325,109

Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	110,000	121,963

Commercial Services — 0.5%
Brambles USA, Inc. (a) 3.950% 4/01/15	190,000	191,115
Deluxe Corp. 7.375% 6/01/15	25,000	25,906
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	340,000	352,584
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	45,000	46,516
Equifax, Inc. 4.450% 12/01/14	330,000	348,625
ERAC USA Finance LLC (a) 5.800% 10/15/12	255,000	271,023

		1,235,769

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	30,000	31,762
Brocade Communications Systems, Inc. 6.875% 1/15/20	15,000	16,200
EMC Corp., Convertible 1.750% 12/01/13	90,000	153,450
Hewlett-Packard Co. 5.500% 3/01/18	140,000	155,441
HP Enterprise Services LLC Series B 6.000% 8/01/13	70,000	77,101

		433,954

Diversified Financial — 4.4%
American Express Co. 6.150% 8/28/17	55,000	61,548
American Express Co. 7.250% 5/20/14	60,000	68,246

	Principal Amount	Value
The Bear Stearns Cos., Inc. 7.250% 2/01/18	$175,000	$203,899
BlackRock, Inc. 5.000% 12/10/19	110,000	115,396
BlackRock, Inc. 6.250% 9/15/17	55,000	63,108
Boeing Capital Corp. Ltd. 6.500% 2/15/12	110,000	115,594
Citigroup, Inc. 2.125% 4/30/12	320,000	326,054
Citigroup, Inc. 4.750% 5/19/15	150,000	157,231
Citigroup, Inc. 5.375% 8/09/20	265,000	272,805
Citigroup, Inc. 5.500% 10/15/14	115,000	124,039
Citigroup, Inc. 5.500% 2/15/17	120,000	124,660
Citigroup, Inc. 6.375% 8/12/14	190,000	210,033
Eaton Vance Corp. 6.500% 10/02/17	170,000	192,555
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	1,995,000	2,029,590
Ford Motor Credit Co. LLC 8.700% 10/01/14	425,000	482,443
General Electric Capital Corp. 2.800% 1/08/13	245,000	250,683
General Electric Capital Corp. 3.500% 8/13/12	190,000	196,130
General Electric Capital Corp. 5.375% 10/20/16	110,000	119,492
General Electric Capital Corp. 5.900% 5/13/14	145,000	160,041
The Goldman Sachs Group, Inc. 1.625% 7/15/11	915,000	918,709
The Goldman Sachs Group, Inc. 5.450% 11/01/12	640,000	680,218
The Goldman Sachs Group, Inc. 5.625% 1/15/17	325,000	342,488
HSBC Finance Corp. 5.900% 6/19/12	130,000	136,584
HSBC Finance Corp. 6.375% 10/15/11	65,000	66,985
International Lease Finance Corp. 5.625% 9/20/13	75,000	76,219
Janus Capital Group, Inc. 6.700% 6/15/17	400,000	431,121
Lazard Group LLC 6.850% 6/15/17	85,000	90,484
Lazard Group LLC 7.125% 5/15/15	752,000	826,140

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch & Co., Inc. 5.450% 2/05/13	$305,000	$323,317
Morgan Stanley 4.200% 11/20/14	335,000	345,855
Morgan Stanley 5.450% 1/09/17	100,000	105,420
Morgan Stanley, Series F 6.625% 4/01/18	190,000	208,832
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	30,000	40,961
SLM Corp. 5.000% 10/01/13	80,000	82,807
SLM Corp. 6.250% 1/25/16	100,000	104,250
TD Ameritrade Holding Corp. 4.150% 12/01/14	55,000	57,256

		10,111,193

Electric — 1.5%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	60,000	63,627
Ameren Corp. 8.875% 5/15/14	175,000	201,311
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	50,000	56,701
CMS Energy Corp. 5.050% 2/15/18	290,000	288,803
CMS Energy Corp. 6.250% 2/01/20	135,000	140,992
CMS Energy Corp. 6.300% 2/01/12	10,000	10,350
Exelon Generation Co. LLC 5.200% 10/01/19	150,000	152,012
IPALCO Enterprises, Inc. 8.625% 11/14/11	1,285,000	1,329,975
Kansas Gas & Electric Co. 5.647% 3/29/21	49,949	53,059
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	40,821	42,148
Monongahela Power 6.700% 6/15/14	70,000	76,464
Nevada Power Co. Series L 5.875% 1/15/15	90,000	100,121
NRG Energy, Inc. 8.500% 6/15/19	125,000	131,562
Oncor Electric Delivery Co. 6.800% 9/01/18	10,000	11,398
PPL Energy Supply LLC 6.300% 7/15/13	120,000	130,853
TransAlta Corp. 4.750% 1/15/15	330,000	350,697

	Principal Amount	Value
TransAlta Corp. 6.650% 5/15/18	$95,000	$106,362
Union Electric Co. 6.700% 2/01/19	95,000	109,634
Wisconsin Public Service Corp. 5.650% 11/01/17	70,000	77,121

		3,433,190

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	115,000	116,006

Electronics — 0.6%
Agilent Technologies, Inc. 2.500% 7/15/13	510,000	514,544
Amphenol Corp. 4.750% 11/15/14	205,000	219,956
Arrow Electronics, Inc. 6.000% 4/01/20	135,000	142,874
Avnet, Inc. 5.875% 3/15/14	385,000	413,890

		1,291,264

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	205,000	218,838

Environmental Controls — 0.2%
Allied Waste North America, Inc. 6.875% 6/01/17	375,000	408,750
Waste Management, Inc. 6.100% 3/15/18	20,000	22,309

		431,059

Foods — 0.4%
ConAgra Foods, Inc. 7.000% 4/15/19	90,000	102,099
Kellogg Co. 5.125% 12/03/12	135,000	144,019
Kraft Foods, Inc. 4.125% 2/09/16	210,000	217,881
Kraft Foods, Inc. 6.750% 2/19/14	200,000	225,632
The Kroger Co. 7.500% 1/15/14	55,000	62,622
Ralcorp Holdings, Inc. 4.950% 8/15/20	125,000	125,644

		877,897

Forest Products & Paper — 0.2%
International Paper Co. 9.375% 5/15/19	35,000	45,050
Rock-Tenn Co. 5.625% 3/15/13	20,000	20,650
Rock-Tenn Co. 8.200% 8/15/11	95,000	96,900

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rock-Tenn Co. 9.250% 3/15/16	$220,000	$242,000
Verso Paper Holdings LLC 11.500% 7/01/14	63,000	68,828

		473,428

Hand & Machine Tools — 0.1%
Black & Decker Corp. 8.950% 4/15/14	80,000	94,587
Kennametal, Inc. 7.200% 6/15/12	160,000	166,801

		261,388

Health Care – Products — 0.4%
Beckman Coulter, Inc. 6.000% 6/01/15	95,000	103,760
Beckman Coulter, Inc. 7.000% 6/01/19	75,000	86,568
Boston Scientific Corp. 4.500% 1/15/15	500,000	515,693
Boston Scientific Corp. 6.000% 1/15/20	125,000	130,977
Covidien International Finance SA 5.450% 10/15/12	160,000	170,503

		1,007,501

Health Care – Services — 0.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	275,000	296,313

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	135,000	145,219
Kansas City Southern Railway 13.000% 12/15/13	172,000	205,110
Leucadia National Corp. 7.750% 8/15/13	320,000	342,400

		692,729

Home Builders — 0.2%
Plute Group, Inc. 6.250% 2/15/13	370,000	384,800
Toll Brothers Finance Corp. 4.950% 3/15/14	100,000	104,311

		489,111

Home Furnishing — 0.2%
Whirlpool Corp. 6.125% 6/15/11	305,000	308,147
Whirlpool Corp. 8.600% 5/01/14	40,000	46,410

		354,557

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	125,000	125,320

	Principal Amount	Value
Insurance — 1.1%
American International Group, Inc. 3.650% 1/15/14	$60,000	$61,028
American International Group, Inc. 6.400% 12/15/20	200,000	213,459
Berkshire Hathaway, Inc. 3.200% 2/11/15	390,000	401,451
CNA Financial Corp. 7.350% 11/15/19	130,000	146,820
Hartford Financial Services Group, Inc. 5.375% 3/15/17	400,000	414,384
Lincoln National Corp. 4.300% 6/15/15	75,000	77,814
Lincoln National Corp. 8.750% 7/01/19	130,000	164,614
MetLife Global Funding I (a) 2.875% 9/17/12	200,000	203,948
MetLife, Inc. Series A 6.817% 8/15/18	30,000	34,688
Principal Financial Group, Inc. 8.875% 5/15/19	55,000	69,907
Prudential Financial, Inc. 3.625% 9/17/12	175,000	180,231
Prudential Financial, Inc. 3.875% 1/14/15	115,000	118,911
Prudential Financial, Inc. 4.500% 11/15/20	100,000	97,950
Prudential Financial, Inc. 4.750% 9/17/15	230,000	244,891

		2,430,096

Investment Companies — 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	45,000	49,840

Iron & Steel — 0.8%
AK Steel Corp. 7.625% 5/15/20	20,000	20,400
Allegheny Technologies, Inc. 5.950% 1/15/21	150,000	157,933
Allegheny Technologies, Inc. 8.375% 12/15/11	55,000	57,147
Allegheny Technologies, Inc. 9.375% 6/01/19	20,000	25,338
ArcelorMittal 9.000% 2/15/15	380,000	454,827
Reliance Steel & Aluminum Co. 6.200% 11/15/16	355,000	384,333
Steel Dynamics, Inc. 7.375% 11/01/12	710,000	756,150

		1,856,128

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	200,000	197,843

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 5.810% 11/10/15	$60,000	$65,123
Marriott International, Inc. 6.200% 6/15/16	180,000	200,502
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	10,000	10,687
Wyndham Worldwide Corp. 6.000% 12/01/16	145,000	153,648

		627,803

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	145,000	160,384

Manufacturing — 0.7%
Cooper US, Inc. 6.100% 7/01/17	100,000	114,071
General Electric Co. 5.250% 12/06/17	65,000	70,785
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	60,000	69,660
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	110,000	132,020
ITT Corp. 4.900% 5/01/14	90,000	96,271
ITT Corp. 6.125% 5/01/19	90,000	101,099
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	160,000	180,270
Textron, Inc. 6.200% 3/15/15	200,000	218,280
Textron, Inc. 7.250% 10/01/19	140,000	161,416
Tyco Electronics Group SA 6.000% 10/01/12	155,000	165,220
Tyco Electronics Group SA 6.550% 10/01/17	50,000	57,220
Tyco International Finance SA 4.125% 10/15/14	175,000	185,817
Tyco International Finance SA 8.500% 1/15/19	60,000	77,405

		1,629,534

Media — 0.7%
Comcast Corp. 6.500% 1/15/15	65,000	73,559
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 5.875% 10/01/19	240,000	259,482
NBC Universal, Inc. (a) 5.150% 4/30/20	190,000	195,823
Scholastic Corp. 5.000% 4/15/13	320,000	323,600

	Principal Amount	Value
Thomson Corp. 5.700% 10/01/14	$235,000	$262,384
Thomson Reuters Corp. 5.950% 7/15/13	65,000	71,598
Time Warner Cable, Inc. 5.400% 7/02/12	55,000	57,834
Time Warner Cable, Inc. 7.500% 4/01/14	110,000	126,084
Time Warner Cable, Inc. 8.250% 4/01/19	15,000	18,273
Time Warner Cable, Inc. 8.750% 2/14/19	60,000	74,804
Time Warner, Inc. 5.875% 11/15/16	135,000	150,611
Viacom, Inc. 6.250% 4/30/16	50,000	56,880

		1,670,932

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	165,000	182,002

Mining — 0.6%
Corporacion Nacional del Cobre de Chile (a) 5.500% 10/15/13	80,000	86,384
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	245,000	270,113
Freeport-McMoRan Corp. 8.750% 6/01/11	190,000	191,985
Newmont Mining Corp. 5.125% 10/01/19	185,000	198,478
Teck Resources Ltd. 7.000% 9/15/12	65,000	69,444
Teck Resources Ltd. 10.750% 5/15/19	105,000	134,085
Vale Overseas Ltd. 5.625% 9/15/19	205,000	214,680
Vale Overseas Ltd. 6.250% 1/11/16	145,000	160,538
Vale Overseas Ltd. 6.250% 1/23/17	75,000	83,485

		1,409,192

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	90,000	94,739
Xerox Corp. 5.500% 5/15/12	55,000	57,536

		152,275

Office Furnishings — 0.2%
Steelcase, Inc. 6.500% 8/15/11	445,000	453,019

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	$400,000	$440,278
Cenovus Energy, Inc. 4.500% 9/15/14	215,000	230,863
Cenovus Energy, Inc. 5.700% 10/15/19	100,000	111,005
Noble Holding International Ltd. 7.375% 3/15/14	165,000	188,143
Petrobras International Finance Co. 3.875% 1/27/16	205,000	206,370
Pioneer Natural Resources Co. 5.875% 7/15/16	220,000	231,615
Pioneer Natural Resources Co. 7.500% 1/15/20	200,000	225,246
Rowan Cos., Inc. 5.000% 9/01/17	250,000	258,670
Shell International Finance BV 5.625% 6/27/11	10,000	10,122
Tesoro Corp. 6.500% 6/01/17	55,000	56,650
Valero Energy Corp. 4.500% 2/01/15	175,000	184,156
Valero Energy Corp. 6.125% 2/01/20	150,000	162,236

		2,305,354

Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	335,000	337,094

Packaging & Containers — 0.5%
Ball Corp. 7.125% 9/01/16	220,000	240,625
Bemis Co., Inc. 6.800% 8/01/19	160,000	181,846
Packaging Corporation of America 5.750% 8/01/13	160,000	171,447
Sealed Air Corp. (a) 5.625% 7/15/13	240,000	251,560
Sealed Air Corp. 7.875% 6/15/17	200,000	223,649

		1,069,127

Pharmaceuticals — 0.1%
Abbott Laboratories 5.600% 11/30/17	70,000	79,168
McKesson Corp. 4.750% 3/01/21	150,000	151,856
Mylan, Inc. (a) 7.625% 7/15/17	100,000	107,625

		338,649

	Principal Amount	Value
Pipelines — 1.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	$35,000	$37,255
CenterPoint Energy Resources Corp. 6.125% 11/01/17	160,000	177,611
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	165,000	170,167
DCP Midstream LLC (a) 9.750% 3/15/19	5,000	6,445
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	400,000	407,887
Energy Transfer Partners LP 9.700% 3/15/19	200,000	261,048
Enogex LLC (a) 6.875% 7/15/14	305,000	334,009
Enterprise Products Operating LP 3.200% 2/01/16	100,000	99,376
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	35,000	37,106
Kern River Funding Corp. (a) 4.893% 4/30/18	67,922	73,276
Kinder Morgan Energy Partners LP 6.000% 2/01/17	35,000	38,950
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	550,000	567,875
Magellan Midstream Partners LP 6.550% 7/15/19	105,000	119,730
ONEOK Partners LP 3.250% 2/01/16	100,000	99,506
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	120,000	128,172
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	80,000	87,176
Southern Natural Gas Co. (a) 5.900% 4/01/17	60,000	66,757
Texas Eastern Transmission LP (a) 6.000% 9/15/17	45,000	49,976
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	95,000	103,888
Williams Partners LP 5.250% 3/15/20	270,000	281,656

		3,147,866

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	145,000	146,365
Brookfield Asset Management, Inc. 7.125% 6/15/12	90,000	95,353

		241,718

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 5.000% 6/01/15	30,000	32,187

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brandywine Operating Partners LP (c) 4.950% 4/15/18	$200,000	$197,712
Developers Diversified Realty Corp. 4.750% 4/15/18	275,000	267,688
Mack-Cali Realty LP 7.750% 8/15/19	95,000	114,470
ProLogis 5.625% 11/15/16	410,000	429,475
Senior Housing Properties Trust 4.300% 1/15/16	300,000	297,797
Senior Housing Properties Trust 8.625% 1/15/12	20,000	20,920
Simon Property Group LP 4.200% 2/01/15	35,000	36,818

		1,397,067

Retail — 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	25,000	27,937
Lowe’s Cos., Inc. 5.600% 9/15/12	70,000	74,605
Nordstrom, Inc. 6.750% 6/01/14	50,000	57,135
O’Reilly Automotive, Inc. 4.875% 1/14/21	125,000	123,638

		283,315

Savings & Loans — 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	220,000	235,641

Software — 0.0%
CA, Inc. 5.375% 12/01/19	65,000	66,967

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	335,000	364,313

Telecommunications — 2.1%
America Movil SAB de CV 5.000% 3/30/20	100,000	103,109
American Tower Corp. 4.500% 1/15/18	425,000	417,386
American Tower Corp. 5.050% 9/01/20	390,000	378,897
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	165,000	188,333
CenturyLink, Inc. 5.500% 4/01/13	160,000	166,080
CenturyLink, Inc. 6.150% 9/15/19	105,000	110,251
Embarq Corp. 6.738% 6/01/13	985,000	1,068,672

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$150,000	$170,578
Juniper Networks, Inc. 4.600% 3/15/21	100,000	99,679
Rogers Communications, Inc. 5.500% 3/15/14	35,000	38,421
Rogers Communications, Inc. 6.375% 3/01/14	65,000	72,907
Rogers Communications, Inc. 6.800% 8/15/18	70,000	81,832
Telecom Italia Capital 6.175% 6/18/14	175,000	187,897
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	301,452
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	126,589
Verizon Communications, Inc. 8.750% 11/01/18	120,000	153,534
Verizon New England, Inc. 6.500% 9/15/11	115,000	118,076
Virgin Media Secured Finance PLC 6.500% 1/15/18	345,000	376,912
Windstream Corp. 7.875% 11/01/17	210,000	225,225
Windstream Corp. 8.125% 8/01/13	400,000	439,000

		4,824,830

Textiles — 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	40,000	41,900

Transportation — 0.5%
Asciano Finance (a) (c) 5.000% 4/07/18	175,000	174,051
Bristow Group, Inc. 7.500% 9/15/17	515,000	541,394
Canadian National Railway Co. 5.850% 11/15/17	40,000	45,249
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	190,000	225,110
Ryder System, Inc. 5.000% 6/15/12	90,000	93,703

		1,079,507

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	675,000	666,796
GATX Corp. 4.750% 10/01/12	215,000	224,752
GATX Corp. 4.750% 5/15/15	60,000	62,636

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 8.750% 5/15/14	$220,000	$253,985

		1,208,169

TOTAL CORPORATE DEBT (Cost $58,617,243)		59,332,640

MUNICIPAL OBLIGATIONS — 0.6%
Access Group, Inc., Delaware VRN 1.752% 9/01/37	155,000	152,985
North Carolina State Education Assistance Authority FRN 1.212% 1/26/26	350,000	347,000
North Carolina State Education Assistance Authority Student Loan Revenue Bonds 0.760% 1/25/21	425,000	424,367
State of California 5.950% 4/01/16	75,000	80,428
State of Illinois 5.365% 3/01/17	400,000	399,680

		1,404,460

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,390,035)		1,404,460

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.7%
Automobile ABS — 2.8%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	298,652	298,675
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	275,000	275,295
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.394% 8/20/13	245,000	239,461
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.534% 7/20/12	500,000	481,342
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	439,123	439,596
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	29,760	29,769
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.255% 12/15/20	427,172	431,768

	Principal Amount	Value
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	$225,000	$225,260
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	250,000	249,558
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	173,354	173,440
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	425,000	425,040
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	393,801	392,816
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	276,821	277,443
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	164,282	164,397
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	275,000	275,101
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	375,000	375,028
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	334,049	334,381
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	266,999	267,672
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	300,000	300,182
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	350,000	350,315
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	136,120	136,202
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.805% 3/15/18	204,108	205,196

		6,347,937

Commercial MBS — 5.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.742% 2/10/51	535,000	577,839

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	$440,000	$461,593
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	295,000	309,690
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	269,650
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	167,821	169,739
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	228,708
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	160,000	162,000
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	80,000	85,597
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	470,000	501,779
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	425,000	449,878
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	110,000	116,641
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	400,000	423,193
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	226,499	228,616
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	465,000	506,810

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	$325,000	$339,780
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.211% 2/15/41	265,000	209,092
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	399,116	402,312
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	150,000	155,690
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.890% 7/10/38	110,000	120,118
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	465,000	466,338
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.221% 5/15/41	545,000	581,045
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	235,000	251,455
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	200,000	213,453
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, CMO, VRN 5.232% 11/12/37	500,000	531,079
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	85,000	89,981
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	200,000	207,825
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	503,149
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.909% 6/12/46	245,000	268,083

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	$400,000	$413,011
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	339,583	348,801
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	320,000	354,775
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.983% 8/15/39	570,000	618,974
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	243,219
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.855% 2/15/51	378,262	386,758
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	200,000	202,756

		11,399,427

Home Equity ABS — 3.3%
Accredited Mortgage Loan Trust, Series 2006-2, Class A2 FRN 0.340% 9/25/36	133,553	132,828
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.520% 8/25/35	216,717	208,431
ACE Securities Corp., Series 2005-SD1, Class A1 FRN 0.650% 11/25/50	31,565	31,405
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.620% 11/25/34	262,714	250,992
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.680% 7/25/35	165,000	122,188
Asset Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.690% 6/25/35	300,000	270,617
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.610% 7/25/35	188,073	179,505
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.833% 8/28/44	92,153	88,035
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 0.610% 9/25/35	194,586	178,888
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.630% 11/25/35	283,632	276,812

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.680% 4/25/35	$249,486	$238,568
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.780% 1/25/35	104,038	102,223
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.840% 12/25/34	59,382	53,829
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.300% 1/25/37	111,915	110,397
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.350% 5/25/36	63,737	62,282
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.360% 7/25/36	146,585	141,148
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.660% 12/25/33	134,263	125,235
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.480% 9/25/34	147,348	140,828
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.850% 2/25/35	124,646	115,438
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.490% 1/25/36	216,384	210,055
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.630% 9/25/35	431,524	418,958
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.680% 4/25/35	200,680	179,963
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.420% 8/25/36	192,227	171,516
Home Equity Asset Trust, Series 2006-1, Class 2A4 FRN 0.580% 4/25/36	285,000	236,944
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.720% 8/25/35	175,000	145,428
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.750% 2/25/35	268,051	257,181
Merrill Lynch Mortgage Synthetic, 2005-ACR1 M1 (a) 0.983% 6/28/35	200,000	184,381

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.350% 8/25/36	$584,349	$579,910
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.700% 3/25/35	175,000	150,954
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	312	306
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.630% 8/25/35	375,000	345,064
Park Place Securities, Inc., Series 2005-WHQ3, Class M1 FRN 0.670% 6/25/35	275,000	248,331
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.600% 6/25/35	303,430	289,175
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.440% 3/25/36	296,251	271,402
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.350% 12/25/36	441,789	435,443
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.590% 3/25/36	253,833	238,215
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.610% 8/25/35	145,442	136,527
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.650% 10/25/35	200,000	158,130

		7,487,532

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.520% 7/07/30	208,722	185,689

Other ABS — 0.9%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	250,000	253,252
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.434% 8/18/21	130,278	123,113
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	275,000	275,063
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.055% 12/15/15	350,000	351,947

	Principal Amount	Value
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	$225,000	$225,099
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	175,000	175,000
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (a) (d) 0.909% 6/20/14	225,000	152,888
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	166,387	167,020
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.510% 5/15/20	243,750	235,828

		1,959,210

Student Loans ABS — 3.8%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.483% 9/25/25	279,149	278,412
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	251,962	249,789
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.752% 1/25/47	450,000	384,750
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 1.753% 1/25/47	122,000	116,358
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.754% 1/25/47	400,000	382,000
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.610% 12/15/17	257,576	257,506
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	850,000	844,687
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.342% 5/25/22	264,507	264,556
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	225,000	169,079
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.280% 3/25/25	370,633	368,962
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.290% 1/27/25	264,741	262,356

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.400% 2/25/26	$117,277	$116,589
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.450% 9/25/25	354,676	351,358
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.050% 4/25/46	194,982	196,270
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.404% 10/28/26	398,964	395,313
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.474% 4/28/17	683,975	683,338
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.501% 11/28/23	103,536	102,398
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.423% 1/15/19	329,000	319,211
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.360% 9/15/20	99,705	98,547
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.360% 6/15/21	55,676	55,572
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	168,405	139,480
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.960% 6/15/38	220,957	183,599
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.712% 12/15/16	575,000	574,998
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.743% 12/15/16	145,000	145,000
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.750% 1/27/42	135,000	133,083
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.755% 12/15/16	600,000	599,998
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.905% 12/15/17	276,661	277,812
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.350% 12/17/46	150,000	120,000

	Principal Amount	Value
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.494% 10/28/28	$93,628	$92,500
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.753% 1/25/21	504,896	503,268

		8,666,789

WL Collateral CMO — 1.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.334% 7/20/36	523	521
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.022% 8/25/34	42,726	38,158
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.785% 2/25/34	8,676	7,753
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	3,944	3,162
Fosse Master Issuer PLC, Series 2006-1A, Class A2 FRN (a) 0.363% 10/18/54	268,501	268,382
Gracechurch Mortgage Financing PLC, Series 2007-1A, Class 3A1 FRN (a) 0.393% 11/20/56	396,733	391,979
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.873% 8/25/34	7,996	7,340
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.444% 1/19/38	158,775	104,884
Holmes Master Issuer PLC, Series 2007-2A, Class 3A1 FRN 0.383% 7/15/21	555,000	553,637
Holmes Master Issuer PLC, Series 2007-1, Class 3A1 FRN 0.383% 7/15/40	525,000	524,873
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.360% 5/25/37	142,696	75,426
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.739% 8/25/34	21,129	16,270
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.530% 6/25/36	207,082	203,470
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.500% 8/25/36	52,577	39,622

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.653% 7/25/33	$1,692	$1,604
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.041% 2/25/34	3,084	2,977
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.618% 2/25/34	180	168
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,057,402	1,060,701
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.430% 6/25/46	303,077	120,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.702% 3/25/34	13,478	11,511
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.712% 4/25/44	38,675	32,479

		3,464,957

WL Collateral PAC — 0.3%
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.300% 12/25/36	280,148	276,912
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.370% 10/25/36	87,888	86,638
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.500% 11/25/37	332,963	319,193
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.758% 6/25/32	14,107	11,278

		694,021

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,911,898)		40,205,562

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Colombia Government International Bond 7.375% 3/18/19	100,000	120,000
Poland Government International Bond 6.375% 7/15/19	130,000	144,656

		264,656

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $256,275)		264,656

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 16.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	$44,129	$49,078
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	37,375	42,476

		91,554

Pass-Through Securities — 16.4%
Federal Home Loan Mortgage Corp. Pool #G05849 4.500% 5/01/40	5,009,431	5,095,335
Pool #C01283 5.500% 11/01/31	49,207	52,799
Pool #E85389 6.000% 9/01/16	11,956	12,991
Pool #G11431 6.000% 2/01/18	8,933	9,707
Pool #E85301 6.500% 9/01/16	20,754	22,578
Pool #E85032 6.500% 9/01/16	4,079	4,405
Pool #E85409 6.500% 9/01/16	24,114	26,120
Pool #C01079 7.500% 10/01/30	1,442	1,638
Pool #C01135 7.500% 2/01/31	5,054	5,740
Pool #554904 9.000% 3/01/17	22	25
Federal Home Loan Mortgage Corp. TBA Pool #2789 4.000% 12/01/39 (c)	1,900,000	1,865,711
Federal National Mortgage Association Pool #725692 2.479% 10/01/33	108,352	113,415
Pool #775539 2.486% 5/01/34	52,677	54,983
Pool #888586 2.755% 10/01/34	122,344	128,443
Pool #255148 5.500% 2/01/14	554	577
Pool #587994 6.000% 6/01/16	3,951	4,308
Pool #253880 6.500% 7/01/16	15,373	16,608
Pool #575667 7.000% 3/01/31	9,109	10,364
Pool #572577 7.000% 4/01/31	1,979	2,251

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #497120 7.500% 8/01/29	$175	$197
Pool #507053 7.500% 9/01/29	495	559
Pool #529453 7.500% 1/01/30	2,083	2,364
Pool #531196 7.500% 2/01/30	148	168
Pool #532418 7.500% 2/01/30	1,370	1,554
Pool #530299 7.500% 3/01/30	556	630
Pool #536386 7.500% 4/01/30	113	128
Pool #535996 7.500% 6/01/31	5,541	6,289
Pool #523499 8.000% 11/01/29	596	679
Pool #252926 8.000% 12/01/29	152	174
Pool #532819 8.000% 3/01/30	131	150
Pool #537033 8.000% 4/01/30	989	1,130
Pool #534703 8.000% 5/01/30	684	781
Pool #253437 8.000% 9/01/30	128	146
Pool #253481 8.000% 10/01/30	62	71
Pool #596656 8.000% 8/01/31	923	1,042
Pool #599652 8.000% 8/01/31	20,520	23,474
Pool #602008 8.000% 8/01/31	2,924	3,341
Pool #190317 8.000% 8/01/31	2,566	2,930
Pool #597220 8.000% 9/01/31	1,575	1,801
Federal National Mortgage Association TBA Pool #6330 4.000% 1/01/24 (c)	10,153,000	10,433,793
Pool #6057 4.000% 12/01/39 (c)	4,084,000	4,017,635
Pool #11264 4.500% 1/01/21 (c)	9,136,000	9,574,243
Pool #14170 4.500% 2/01/39 (c)	2,000,000	2,035,469
Pool #27350 5.000% 6/01/36 (c)	3,405,000	3,562,481

	Principal Amount	Value
Government National Mortgage Association Pool #008746 2.125% 11/20/25	$2,343	$2,411
Pool #080136 2.125% 11/20/27	430	443
Pool #371146 7.000% 9/15/23	1,232	1,393
Pool #352022 7.000% 11/15/23	5,596	6,317
Pool #491089 7.000% 12/15/28	7,649	8,710
Pool #483598 7.000% 1/15/29	2,593	2,945
Pool #478658 7.000% 5/15/29	1,695	1,933
Pool #500928 7.000% 5/15/29	2,460	2,802
Pool #498541 7.000% 6/15/29	1,570	1,679
Pool #509546 7.000% 6/15/29	3,230	3,685
Pool #499410 7.000% 7/15/29	610	696
Pool #510083 7.000% 7/15/29	1,107	1,262
Pool #493723 7.000% 8/15/29	2,799	3,193
Pool #507093 7.000% 8/15/29	1,055	1,204
Pool #581417 7.000% 7/15/32	8,024	9,171
Pool #591581 7.000% 8/15/32	3,258	3,725
Pool #210946 7.500% 3/15/17	1,471	1,627
Pool #203940 7.500% 4/15/17	2,829	3,096
Pool #181168 7.500% 5/15/17	1,361	1,506
Pool #193870 7.500% 5/15/17	2,035	2,232
Pool #226163 7.500% 7/15/17	2,765	3,064
Pool #385760 7.500% 6/15/24	321	361
New Valley Generation IV 4.687% 1/15/22	52,089	54,809

		37,217,491

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $36,586,193)		37,309,045

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds & Notes — 8.8%
U.S. Treasury Inflation Index 1.125% 1/15/21	$1,620,578	$1,643,873
U.S. Treasury Note 0.375% 8/31/12	7,375,000	7,362,901
U.S. Treasury Note 1.000% 1/15/14	1,515,000	1,507,662
U.S. Treasury Note 1.250% 3/15/14	2,025,000	2,024,446
U.S. Treasury Note 2.625% 8/15/20	7,885,000	7,398,040

		19,936,922

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,970,965)		19,936,922

TOTAL BONDS & NOTES (Cost $156,732,609)		158,453,285

TOTAL LONG-TERM INVESTMENTS (Cost $156,732,609)		158,453,285

SHORT-TERM INVESTMENTS — 43.0%
Commercial Paper — 43.0%
Bacardi Corp. 0.340% 4/26/11	1,950,000	1,949,540
Bacardi USA, Inc. 0.330% 4/07/11	3,800,000	3,799,791
BAE Systems Holding, Inc. (a) 0.310% 4/25/11	4,650,000	4,649,039
Bemis Co., Inc. (a) 0.340% 4/01/11	4,675,000	4,675,000
BMW U.S. Capital LLC (a) 0.360% 4/14/11	4,600,000	4,599,402
Comcast Corp. (a) 0.340% 4/20/11	2,825,000	2,824,493
Duke Energy Corp. (a) 0.350% 5/09/11	4,500,000	4,498,337
Enbridge Energy Partners LP (a) 0.350% 4/27/11	5,300,000	5,298,660
ERAC USA Finance Co. (a) 0.340% 4/11/11	5,500,000	5,499,481
General Mills, Inc. (a) 0.340% 4/06/11	4,000,000	3,999,811
ITT Corp. (a) 0.370% 4/19/11	5,000,000	4,999,075
Lincoln National Corp. (a) 0.330% 4/19/11	3,450,000	3,449,431
National Grid USA (a) 0.420% 4/05/11	4,650,000	4,649,783

	Principal Amount	Value
Natixis US Finance Co. LLC 0.400% 4/18/11	$3,700,000	$3,699,301
NextEra Energy Capital Holdings, Inc. 0.390% 5/23/11	1,000,000	999,437
NextEra Energy Capital Holdings, Inc. 0.400% 5/05/11	650,000	649,754
NextEra Energy Capital Holdings, Inc. 0.410% 6/06/11	3,325,000	3,322,501
Pacific Gas & Electric Co. (a) 0.370% 4/08/11	4,000,000	3,999,712
Reed Elsevier, Inc. (a) 0.330% 4/12/11	4,325,000	4,324,564
Societe Generale North America, Inc. 0.330% 4/21/11	1,300,000	1,299,762
Societe Generale North America, Inc. 0.360% 5/18/11	3,100,000	3,098,543
South Carolina Electric & Gas Co. 0.340% 5/03/11	4,000,000	3,998,791
Southern California Edison Co. (a) 0.350% 4/15/11	2,550,000	2,549,653
Verizon Communications, Inc. (a) 0.350% 4/04/11	5,250,000	5,249,847
Virginia Electric and Power Co. 0.340% 4/13/11	4,100,000	4,099,535
Wellpoint, Inc. (a) 0.360% 6/07/11	2,450,000	2,448,358
Wellpoint, Inc. (a) 0.380% 6/23/11	3,000,000	2,997,372

		97,628,973

TOTAL SHORT-TERM INVESTMENTS (Cost $97,628,973)		97,628,973

TOTAL INVESTMENTS — 112.7% (Cost $254,361,582) (e)		256,082,258

Other Assets/(Liabilities) — (12.7)%		(28,862,103)

NET ASSETS — 100.0%		$227,220,155

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $85,203,121 or 37.50% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2011, these securities amounted to a value of $4,202 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $152,888 or 0.07% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Advertising — 0.1%
APAC Customer Services, Inc. (a)	4,480	$26,925
Harte-Hanks, Inc.	102	1,214
The Interpublic Group of Companies, Inc.	11,040	138,772

		166,911

Aerospace & Defense — 1.6%
AAR Corp. (a)	2,370	65,696
BE Aerospace, Inc. (a)	28,578	1,015,377
Cubic Corp.	4,194	241,155
Ducommun, Inc.	2,220	53,058
Esterline Technologies Corp. (a)	120	8,486
LMI Aerospace, Inc. (a)	670	13,541
Moog, Inc. Class A (a)	3,000	137,730
Spirit AeroSystems Holdings, Inc. Class A (a)	22,380	574,495
Teledyne Technologies, Inc. (a)	1,540	79,634

		2,189,172

Airlines — 0.8%
Alaska Air Group, Inc. (a)	4,570	289,829
Copa Holdings SA Class A	790	41,712
Hawaiian Holdings, Inc. (a)	24,227	145,604
JetBlue Airways Corp. (a)	35,280	221,206
Pinnacle Airlines Corp. (a)	4,684	26,933
Republic Airways Holdings, Inc. (a)	17,120	110,082
Southwest Airlines Co.	7,000	88,410
Tam SA Sponsered ADR (Brazil)	4,660	91,988
US Airways Group, Inc. (a)	16,990	147,983

		1,163,747

Apparel — 0.8%
Ascena Retail Group, Inc. (a)	2,920	94,637
Carter’s, Inc. (a)	70	2,004
Perry Ellis International, Inc. (a)	5,032	138,481
The Timberland Co. Class A (a)	11,514	475,413
True Religion Apparel, Inc. (a)	2,990	70,175
The Warnaco Group, Inc. (a)	4,510	257,927

		1,038,637

Auto Manufacturers — 0.3%
Navistar International Corp. (a)	1,540	106,768
Oshkosh Corp. (a)	7,654	270,799

		377,567

Automotive & Parts — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	8,820	111,044
Autoliv, Inc.	740	54,930
Cooper Tire & Rubber Co.	10,686	275,164
Dana Holding Corp. (a)	41,640	724,120

	Number of Shares	Value
Federal-Mogul Corp. (a)	2,250	$56,025
Lear Corp.	400	19,548
TRW Automotive Holdings Corp. (a)	620	34,150
Visteon Corp/New (a)	10,760	672,392

		1,947,373

Banks — 1.8%
Banco Latinoamericano de Comercio Exterior SA	6,042	105,493
BBVA Banco Frances SA Sponsored ADR (Argentina)	6,220	68,233
Century Bancorp, Inc. Class A	1,466	39,245
City Holding Co.	740	26,166
First Midwest Bancorp, Inc.	19,526	230,212
FirstMerit Corp.	39,853	679,892
Fulton Financial Corp.	1,190	13,221
Grupo Financiero Galicia SA ADR (Argentina) (a)	5,030	62,523
IBERIABANK Corp.	13,891	835,266
International Bancshares Corp.	2,996	54,947
KeyCorp	6,130	54,434
National Bankshares, Inc.	1,126	32,541
Northrim BanCorp, Inc.	2,083	39,765
Synovus Financial Corp.	90,640	217,536

		2,459,474

Beverages — 0.3%
Constellation Brands, Inc. Class A (a)	6,610	134,051
Cott Corp. (a)	25,444	213,729

		347,780

Biotechnology — 0.5%
Cambrex Corp. (a)	12,326	67,793
Harvard Bioscience, Inc. (a)	8,921	50,671
Human Genome Sciences, Inc. (a)	8,130	223,169
Integra LifeSciences Holdings (a)	3,417	162,034
Myriad Genetics, Inc. (a)	2,560	51,584
PDL BioPharma, Inc.	32,006	185,635
Sequenom, Inc. (a)	362	2,291

		743,177

Building Materials — 0.4%
Eagle Materials, Inc.	15,784	477,624
Quanex Building Products Corp.	2,880	56,534

		534,158

Chemicals — 2.1%
Arch Chemicals, Inc.	120	4,991
Cabot Corp.	1,680	77,767
Cytec Industries, Inc.	16,039	872,040
Eastman Chemical Co.	890	88,395
Ferro Corp. (a)	2,110	35,005
Gulf Resources, Inc. (a)	1,230	7,614
Hawkins, Inc.	3,544	145,588

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Innophos Holdings, Inc.	4,981	$229,674
Innospec, Inc. (a)	2,304	73,590
KMG Chemicals, Inc.	2,644	51,981
Minerals Technologies, Inc.	3,319	227,418
NewMarket Corp.	1,430	226,255
OM Group, Inc. (a)	3,670	134,102
PolyOne Corp.	2,290	32,541
Solutia, Inc. (a)	2,970	75,438
Stepan Co.	1,169	84,752
TPC Group, Inc. (a)	1,130	32,623
Ultrapar Participacoes SA Sponsored ADR (Brazil)	5,750	97,462
W.R. Grace & Co. (a)	6,449	246,932
Westlake Chemical Corp.	1,990	111,838

		2,856,006

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	1,250	74,212
Arch Coal, Inc.	5,870	211,555
Cloud Peak Energy, Inc. (a)	11,720	253,035
International Coal Group, Inc. (a)	3,480	39,324
James River Coal Co. (a)	5,210	125,926

		704,052

Commercial Services — 6.5%
Advance America Cash Advance Centers, Inc.	24,584	130,295
Apollo Group, Inc. Class A (a)	7,980	332,846
Avis Budget Group, Inc. (a)	148	2,651
Bridgepoint Education, Inc. (a)	3,940	67,374
Capella Education Co. (a)	12,561	625,412
Cardtronics, Inc. (a)	1,780	36,223
Career Education Corp. (a)	12,421	282,205
CBIZ, Inc. (a)	24,370	175,708
Chemed Corp.	3,083	205,359
Consolidated Graphics, Inc. (a)	4,410	240,918
Convergys Corp. (a)	12,635	181,439
Corvel Corp. (a)	830	44,139
CPI Corp.	1,790	40,293
Deluxe Corp.	13,873	368,190
DeVry, Inc.	500	27,535
Donnelley (R.R.) & Sons Co.	9,459	178,964
Euronet Worldwide, Inc. (a)	960	18,557
Global Cash Access Holdings, Inc. (a)	22,114	72,313
Great Lakes Dredge & Dock Co.	22,380	170,759
Healthspring, Inc. (a)	24,182	903,681
Hillenbrand, Inc.	2,104	45,236
HMS Holdings Corp. (a)	9,132	747,454
ITT Educational Services, Inc. (a)	3,330	240,260
Korn/Ferry International (a)	24,956	555,770
Lincoln Educational Services Corp.	7,310	116,156
MAXIMUS, Inc.	2,977	241,643
Moody’s Corp.	13,090	443,882
Net 1 UEPS Technologies, Inc. (a)	12,913	111,052

	Number of Shares	Value
Providence Service Corp. (a)	1,890	$28,312
Rent-A-Center, Inc.	8,697	303,612
Robert Half International, Inc.	50,670	1,550,502
Sotheby’s	50	2,630
Team, Inc. (a)	2,170	56,984
Teekay Offshore Partners LP	3,410	104,005
TeleTech Holdings, Inc. (a)	5,626	109,032
Valassis Communications, Inc. (a)	6,620	192,907

		8,954,298

Computers — 1.7%
CACI International, Inc. Class A (a)	11,660	714,991
CGI Group, Inc. (a)	4,330	90,627
DST Systems, Inc.	1,587	83,825
Jack Henry & Associates, Inc.	690	23,384
Lexmark International, Inc. Class A (a)	1,700	62,968
Logitech International SA (a)	3,270	59,285
Manhattan Associates, Inc. (a)	7,733	253,024
MTS Systems Corp.	50	2,278
Netscout Systems, Inc. (a)	110	3,005
Spansion, Inc. (a)	990	18,483
Synaptics, Inc. (a)	8,122	219,456
Unisys Corp. (a)	18	562
Western Digital Corp. (a)	23,040	859,162

		2,391,050

Cosmetics & Personal Care — 0.0%
Inter Parfums, Inc.	1,440	26,654

Distribution & Wholesale — 1.5%
Brightpoint, Inc. (a)	3,330	36,097
Core-Mark Holding Co., Inc. (a)	270	8,923
Fossil, Inc. (a)	15,012	1,405,874
Owens & Minor, Inc.	810	26,309
Pool Corp.	23,016	554,916

		2,032,119

Diversified Financial — 1.8%
Apollo Global Management LLC Class A (a)	17,880	321,840
Calamos Asset Management, Inc. Class A	2,839	47,099
Credit Acceptance Corp. (a)	2,500	177,400
Encore Capital Group, Inc. (a)	5,672	134,370
Federal Agricultural Mortgage Corp. Class C	211	4,032
Federated Investors, Inc. Class B	5,880	157,290
Janus Capital Group, Inc.	14,850	185,179
MF Global Holdings Ltd. (a)	76,695	635,035
National Financial Partners Corp. (a)	5,820	85,845
Nelnet, Inc. Class A	4,480	97,798
Oppenheimer Holdings, Inc. Class A	410	13,739
Stifel Financial Corp. (a)	3,224	231,451
Waddell & Reed Financial, Inc. Class A	1,950	79,190

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
World Acceptance Corp. (a)	5,039	$328,543

		2,498,811

Electric — 3.0%
The AES Corp. (a)	114,750	1,491,750
Alliant Energy Corp.	4,140	161,170
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	9,280	178,826
Cia Paranaense de Energia Sponsored ADR (Brazil)	9,782	271,842
CMS Energy Corp.	14,720	289,101
DPL, Inc.	3,720	101,965
El Paso Electric Co. (a)	7,656	232,742
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	4,490	47,010
Integrys Energy Group, Inc.	3,314	167,390
NV Energy, Inc.	13,990	208,311
TECO Energy, Inc.	15,460	290,030
Unisource Energy Corp.	4,154	150,084
Westar Energy, Inc.	21,352	564,120

		4,154,341

Electrical Components & Equipment — 1.3%
Advanced Battery Technologies, Inc. (a)	12,490	24,231
China Sunergy Co. Ltd. (a)	26,104	107,548
Generac Holdings, Inc. (a)	24,329	493,635
Greatbatch, Inc. (a)	22,479	594,794
Hubbell, Inc. Class B	2,923	207,621
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	25,980	181,860
Lihua International, Inc. (a)	5,970	52,417
Littelfuse, Inc.	1,380	78,798
Power-One, Inc. (a)	8,250	72,188

		1,813,092

Electronics — 2.6%
AVX Corp.	15,447	230,315
Brady Corp. Class A	2,400	85,656
Celestica, Inc. (a)	5,750	61,640
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	5,457	38,963
Coherent, Inc. (a)	2,290	133,072
Dolby Laboratories, Inc. Class A (a)	8,623	424,338
Imax Corp. (a)	40,559	1,297,077
Kemet Corp. (a)	6,730	99,806
Multi-Fineline Electronix, Inc. (a)	5,398	152,331
Newport Corp. (a)	740	13,194
Thomas & Betts Corp. (a)	5,044	299,967
Vishay Intertechnology, Inc. (a)	18,898	335,250
Waters Corp. (a)	4,490	390,181
Watts Water Technologies, Inc. Class A	622	23,754

		3,585,544

	Number of Shares	Value
Energy – Alternate Sources — 0.2%
Green Plains Renewable Energy, Inc. (a)	930	$11,178
GT Solar International, Inc. (a)	30,901	329,405

		340,583

Engineering & Construction — 2.3%
Aecom Technology Corp. (a)	23,376	648,217
Chicago Bridge & Iron Co. NV	8,620	350,489
KBR, Inc.	33,230	1,255,097
Michael Baker Corp. (a)	3,446	100,175
Sterling Construction Co., Inc. (a)	3,838	64,786
Tutor Perini Corp.	23,095	562,594
URS Corp. (a)	2,900	133,545

		3,114,903

Entertainment — 0.5%
Bally Technologies, Inc. (a)	15,335	580,430
National CineMedia, Inc.	140	2,614
Speedway Motorsports, Inc.	5,136	82,073

		665,117

Environmental Controls — 0.5%
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a)	3,280	19,778
Waste Connections, Inc.	23,148	666,431

		686,209

Foods — 1.3%
B&G Foods, Inc.	1,570	29,469
Cal-Maine Foods, Inc.	4,062	119,829
Corn Products International, Inc.	2,720	140,950
Flowers Foods, Inc.	1,000	27,230
Fresh Del Monte Produce, Inc.	2,868	74,883
Hormel Foods Corp.	3,600	100,224
M&F Worldwide Corp. (a)	3,989	100,204
Nash Finch Co.	1,811	68,709
Overhill Farms, Inc. (a)	5,350	32,582
Safeway, Inc.	1,170	27,542
Seaboard Corp.	70	168,910
Smithfield Foods, Inc. (a)	2,930	70,496
Spartan Stores, Inc.	80	1,183
TreeHouse Foods, Inc. (a)	11,892	676,298
Tyson Foods, Inc. Class A	10,000	191,900
Weis Markets, Inc.	420	16,993

		1,847,402

Forest Products & Paper — 1.4%
Boise, Inc.	21,512	197,050
Buckeye Technologies, Inc.	13,596	370,219
Domtar Corp.	3,161	290,117
KapStone Paper and Packaging Corp. (a)	7,660	131,522
MeadWestvaco Corp.	3,490	105,852
P.H. Glatfelter Co.	10,719	142,777

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Plum Creek Timber Co., Inc.	940	$40,993
Rayonier, Inc.	4,660	290,365
Rock-Tenn Co. Class A	4,133	286,623

		1,855,518

Gas — 1.5%
Atmos Energy Corp.	7,292	248,657
Chesapeake Utilities Corp.	870	36,209
PAA Natural Gas Storage LP	15,940	375,228
Southwest Gas Corp.	6,529	254,435
UGI Corp.	33,980	1,117,942
Vectren Corp.	780	21,216

		2,053,687

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	822	37,976
Regal-Beloit Corp.	10,926	806,667

		844,643

Health Care – Products — 2.2%
Atrion Corp.	606	105,729
Bruker Corp. (a)	9,329	194,510
China Medical Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	4,610	53,660
The Cooper Cos., Inc.	1,270	88,201
Cyberonics, Inc. (a)	200	6,362
Dexcom, Inc. (a)	25,400	394,208
Haemonetics Corp. (a)	690	45,222
Hanger Orthopedic Group, Inc. (a)	3,060	79,652
Hill-Rom Holdings, Inc.	2,561	97,267
ICU Medical, Inc. (a)	1,030	45,093
Immucor, Inc. (a)	170	3,363
Invacare Corp.	8,440	262,653
Kensey Nash Corp. (a)	4,888	121,760
Kinetic Concepts, Inc. (a)	4,961	269,978
Orthofix International NV (a)	10,922	354,528
PSS World Medical, Inc. (a)	3,740	101,541
Steris Corp.	5,591	193,113
Utah Medical Products, Inc.	1,170	33,860
Volcano Corp. (a)	19,735	505,216
Young Innovations, Inc.	1,277	40,098

		2,996,014

Health Care – Services — 2.8%
Air Methods Corp. (a)	560	37,660
Allied Healthcare International, Inc. (a)	11,426	29,022
Almost Family, Inc. (a)	2,880	108,403
Amedisys, Inc. (a)	1,802	63,070
AMERIGROUP Corp. (a)	5,148	330,759
AmSurg Corp. (a)	8,234	209,473
Continucare Corp. (a)	10,945	58,556
The Ensign Group, Inc.	3,178	101,473
Gentiva Health Services, Inc. (a)	6,558	183,821

	Number of Shares	Value
Health Management Associates, Inc. Class A (a)	94,059	$1,025,243
Health Net, Inc. (a)	2,200	71,940
HEALTHSOUTH Corp. (a)	4,620	115,408
Healthways, Inc. (a)	1,365	20,980
Kindred Healthcare, Inc. (a)	1,400	33,432
LHC Group, Inc. (a)	7,633	228,990
LifePoint Hospitals, Inc. (a)	5,478	220,106
Lincare Holdings, Inc.	8,230	244,102
Magellan Health Services, Inc. (a)	5,944	291,731
MEDNAX, Inc. (a)	317	21,115
Metropolitan Health Networks, Inc. (a)	15,582	73,703
Skilled Healthcare Group, Inc. Class A (a)	7,970	114,688
Triple-S Management Corp. Class B (a)	6,260	128,831
U.S. Physical Therapy, Inc.	4,635	103,546
Universal Health Services, Inc. Class B	26	1,285

		3,817,337

Household Products — 1.3%
American Greetings Corp. Class A	8,822	208,199
Avery Dennison Corp.	1,680	70,493
Central Garden & Pet Co. Class A (a)	15,777	145,306
Church & Dwight Co., Inc.	11,680	926,691
CSS Industries, Inc.	1,624	30,612
Ennis, Inc.	6,532	111,240
Helen of Troy Ltd. (a)	3,007	88,406
Kid Brands, Inc. (a)	5,769	42,402
Prestige Brands Holdings, Inc. (a)	14,331	164,807

		1,788,156

Housewares — 0.3%
National Presto Industries, Inc.	1,570	176,908
The Toro Co.	4,504	298,255

		475,163

Insurance — 6.5%
Allied World Assurance Co. Holdings Ltd.	3,958	248,127
American Equity Investment Life Holding Co.	16,737	219,589
American Financial Group, Inc.	4,310	150,936
American Safety Insurance Holdings Ltd. (a)	2,212	47,403
AMERISAFE, Inc. (a)	6,229	137,723
Amtrust Financial Services, Inc.	11,324	215,949
Arch Capital Group Ltd. (a)	3,890	385,849
Aspen Insurance Holdings Ltd.	7,911	218,027
Axis Capital Holdings Ltd.	2,970	103,712
Brown & Brown, Inc.	16,430	423,894
CNA Financial Corp.	940	27,777
Delphi Financial Group, Inc. Class A	1,470	45,144

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EMC Insurance Group, Inc.	1,515	$37,617
Endurance Specialty Holdings Ltd.	6,615	322,944
Enstar Group Ltd. (a)	1,568	156,612
FBL Financial Group, Inc. Class A	5,173	158,915
Fidelity National Financial, Inc. Class A	9,430	133,246
First American Financial Corp.	4,390	72,435
FPIC Insurance Group, Inc. (a)	4,096	155,238
The Hanover Insurance Group, Inc.	2,528	114,392
Harleysville Group, Inc.	2,797	92,665
Horace Mann Educators Corp.	9,335	156,828
Infinity Property & Casualty Corp.	3,485	207,323
Life Partners Holdings, Inc.	10,271	82,579
Maiden Holdings Ltd.	6,590	49,359
Meadowbrook Insurance Group, Inc.	12,682	131,259
MGIC Investment Corp. (a)	117,090	1,040,930
Montpelier Re Holdings Ltd.	7,662	135,388
National Interstate Corp.	1,336	27,856
National Western Life Insurance Co. Class A	359	58,248
The Navigators Group, Inc. (a)	2,000	103,000
OneBeacon Insurance Group Ltd. Class A	7,070	95,657
Primerica, Inc.	5,350	136,478
ProAssurance Corp. (a)	2,288	144,991
Protective Life Corp.	9,500	252,225
Reinsurance Group of America, Inc. Class A	3,620	227,264
RenaissanceRe Holdings Ltd.	40	2,760
RLI Corp.	998	57,535
Selective Insurance Group, Inc.	4,220	73,006
StanCorp Financial Group, Inc.	5,112	235,765
Symetra Financial Corp.	13,360	181,696
Torchmark Corp.	7,580	503,918
Tower Group, Inc.	2,740	65,842
Transatlantic Holdings, Inc.	1,300	63,271
Unitrin, Inc.	9,073	280,174
Universal American Corp.	9,320	213,521
Unum Group	4,620	121,275
Validus Holdings Ltd.	1,646	54,861
W.R. Berkley Corp.	22,770	733,422
XL Group PLC	3,210	78,966

		8,983,591

Internet — 2.8%
AOL, Inc. (a)	1,270	24,803
Blue Coat Systems, Inc. (a)	30,509	859,133
Check Point Software Technologies Ltd. (a)	13,843	706,685
EarthLink, Inc.	6,903	54,051
eResearch Technology, Inc. (a)	7,022	47,539
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	8,412	62,669
j2 Global Communications, Inc. (a)	30,041	886,510

	Number of Shares	Value
TIBCO Software, Inc. (a)	27,982	$762,510
ValueClick, Inc. (a)	16,097	232,763
Web.com Group, Inc. (a)	260	3,793
Websense, Inc. (a)	6,296	144,619

		3,785,075

Investment Companies — 1.4%
American Capital Ltd. (a)	3,986	39,461
Ares Capital Corp.	71,717	1,212,017
BlackRock Kelso Capital Corp.	14,666	148,567
Gladstone Capital Corp.	10,027	113,405
Gladstone Investment Corp.	6,865	53,273
Hercules Technology Growth Capital, Inc.	2,721	29,931
MCG Capital Corp.	13,940	90,610
Solar Capital Ltd.	2,400	57,312
TICC Capital Corp.	9,087	98,776
Triangle Capital Corp.	1,954	35,289

		1,878,641

Iron & Steel — 0.2%
Steel Dynamics, Inc.	11,190	210,036

Leisure Time — 0.1%
Polaris Industries, Inc.	1,483	129,051

Machinery – Construction & Mining — 0.4%
Terex Corp. (a)	13,660	505,966

Machinery – Diversified — 1.6%
Alamo Group, Inc.	1,790	49,136
Applied Industrial Technologies, Inc.	7,338	244,062
Briggs & Stratton Corp.	9,350	211,777
DXP Enterprises, Inc. (a)	2,055	47,429
Gardner Denver, Inc.	8,873	692,360
NACCO Industries, Inc. Class A	530	58,655
Robbins & Myers, Inc.	40	1,840
Sauer-Danfoss, Inc. (a)	1,280	65,190
Twin Disc, Inc.	210	6,766
Wabtec Corp.	10,085	684,066
Zebra Technologies Corp. Class A (a)	1,650	64,746

		2,126,027

Manufacturing — 1.1%
AZZ, Inc.	3,332	151,939
Blount International, Inc. (a)	1,500	23,970
The Brink’s Co.	4,520	149,657
Ceradyne, Inc. (a)	865	38,994
China Yuchai International Ltd. (a)	6,520	191,232
Crane Co.	1,570	76,035
EnPro Industries, Inc. (a)	20	726
FreightCar America, Inc. (a)	10,113	328,774
GP Strategies Corp. (a)	4,417	60,071
Koppers Holdings, Inc.	2,134	91,122
Sturm, Ruger & Co., Inc.	11,549	265,281
Teleflex, Inc.	20	1,160
Tredegar Corp.	7,756	167,374

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trimas Corp. (a)	560	$12,040

		1,558,375

Media — 1.5%
DISH Network Corp. Class A (a)	2,850	69,426
The Dolan Co. (a)	13,120	159,277
FactSet Research Systems, Inc.	8,869	928,850
Gannett Co., Inc.	17,203	262,002
Journal Communications, Inc. Class A (a)	7,547	45,282
Lee Enterprises, Inc. (a)	19,690	53,163
The McClatchy Co. Class A (a)	8,040	27,336
Meredith Corp.	2,320	78,694
Scholastic Corp.	5,915	159,942
Sinclair Broadcast Group, Inc. Class A	21,617	271,077

		2,055,049

Metal Fabricate & Hardware — 0.3%
L.B. Foster Co. Class A	230	9,916
Mueller Industries, Inc.	2,010	73,606
The Timken Co.	6,240	326,352

		409,874

Mining — 0.4%
Century Aluminum Co. (a)	1,960	36,613
Compass Minerals International, Inc.	5,429	507,774
Contango ORE, Inc. (a)	157	2,903
Redcorp Ventures Ltd. (b)	68,300	-

		547,290

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	1,310	33,654

Office Furnishings — 0.1%
Knoll, Inc.	8,150	170,824

Oil & Gas — 2.5%
Atwood Oceanics, Inc. (a)	5,360	248,865
Callon Petroleum Co. (a)	8,810	68,454
Contango Oil & Gas Co. (a)	1,173	74,181
CVR Energy, Inc. (a)	8,633	199,940
Dominion Resources Black Warrior Trust	2,276	31,591
Gran Tierra Energy, Inc. (a)	17,720	143,000
Helmerich & Payne, Inc.	560	38,466
Holly Corp.	18,337	1,114,156
Nabors Industries Ltd. (a)	1,290	39,190
Patterson-UTI Energy, Inc.	1,920	56,429
Pengrowth Energy Corp.	17,344	239,868
Petrobras Argentina SA ADR (Argentina)	1,940	42,855
PetroQuest Energy, Inc. (a)	17,590	164,642
Precision Drilling Corp. (a)	20,910	283,122
PrimeEnergy Corp. (a)	850	22,236
Stone Energy Corp. (a)	10,847	361,964
Tesoro Corp. (a)	2,610	70,026

	Number of Shares	Value
VAALCO Energy, Inc. (a)	10,540	$81,790
W&T Offshore, Inc.	7,110	162,037

		3,442,812

Oil & Gas Services — 1.0%
Bolt Technology Corp. (a)	3,037	41,121
Cal Dive International, Inc. (a)	11,210	78,246
Cie Generale de Geophysique – Veritas Sponsored ADR (France) (a)	4,258	154,097
Complete Production Services, Inc. (a)	7,164	227,887
Newpark Resources, Inc. (a)	16,500	129,690
North American Energy Partners, Inc. (a)	200	2,466
Oil States International, Inc. (a)	2,851	217,075
RPC, Inc.	1,870	47,348
SEACOR Holdings, Inc.	320	29,587
Superior Energy Services, Inc. (a)	6,530	267,730
TETRA Technologies, Inc. (a)	7,910	121,814

		1,317,061

Packaging & Containers — 0.8%
Ball Corp.	1,800	64,530
Bemis Co., Inc.	2,050	67,261
Crown Holdings, Inc. (a)	40	1,543
Packaging Corporation of America	31,000	895,590

		1,028,924

Pharmaceuticals — 3.2%
Cephalon, Inc. (a)	350	26,523
Endo Pharmaceuticals Holdings, Inc. (a)	8,768	334,587
Forest Laboratories, Inc. (a)	1,070	34,561
Herbalife Ltd.	3,139	255,389
Hi-Tech Pharmacal Co., Inc. (a)	3,595	72,367
Impax Laboratories, Inc. (a)	8,740	222,433
The Medicines Co. (a)	10,750	175,118
Medicis Pharmaceutical Corp. Class A	8,259	264,618
Par Pharmaceutical Cos., Inc. (a)	5,833	181,290
Perrigo Co.	7,949	632,105
PharMerica Corp. (a)	610	6,978
Questcor Pharmaceuticals, Inc. (a)	20,498	295,376
Salix Pharmaceuticals Ltd. (a)	15,367	538,306
Sirona Dental Systems, Inc. (a)	4,242	212,779
SXC Health Solutions Corp. (a)	11,450	627,460
ViroPharma, Inc. (a)	11,750	233,825
Warner Chilcott PLC Class A	12,090	281,455

		4,395,170

Pipelines — 1.0%
MarkWest Energy Partners LP	18,189	881,621
Plains All American Pipeline LP	8,200	522,586

		1,404,207

Real Estate — 0.2%
CB Richard Ellis Group, Inc. Class A (a)	4,060	108,402

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jones Lang LaSalle, Inc.	1,270	$126,670

		235,072

Real Estate Investment Trusts (REITS) — 6.1%
Associated Estates Realty Corp.	5,291	84,021
BRE Properties, Inc.	5,120	241,562
Camden Property Trust	2,550	144,891
CBL & Associates Properties, Inc.	15,342	267,258
Chatham Lodging Trust	12,490	202,962
Colonial Properties Trust	1,760	33,880
Developers Diversified Realty Corp.	4,840	67,760
Digital Realty Trust, Inc.	32,510	1,890,131
Essex Property Trust, Inc.	1,140	141,360
Extra Space Storage, Inc.	11,866	245,745
Hatteras Financial Corp.	31,775	893,513
Home Properties, Inc.	2,280	134,406
LaSalle Hotel Properties	26,705	721,035
Mid-America Apartment Communities, Inc.	15,063	967,045
Post Properties, Inc.	1,780	69,865
PS Business Parks, Inc.	2,210	128,047
Realty Income Corp.	390	13,631
Sovran Self Storage, Inc.	80	3,164
Starwood Property Trust, Inc.	31,285	697,655
Strategic Hotels & Resorts, Inc. (a)	10,030	64,694
Tanger Factory Outlet Centers, Inc.	33,410	876,678
Taubman Centers, Inc.	4,627	247,915
U-Store-It Trust	15,300	160,956
UDR, Inc.	3,990	97,236
Urstadt Biddle Properties, Inc. Class A	370	7,037

		8,402,447

Retail — 7.3%
Aeropostale, Inc. (a)	9,267	225,373
AFC Enterprises, Inc (a)	2,408	36,433
American Eagle Outfitters, Inc.	4,440	70,552
ANN, Inc. (a)	1,220	35,514
Big Lots, Inc. (a)	5,718	248,333
Bob Evans Farms, Inc.	1,490	48,574
Books-A-Million, Inc.	3,335	13,774
Brinker International, Inc.	11,262	284,929
Cash America International, Inc.	7,750	356,887
The Cato Corp. Class A	10,752	263,424
CEC Entertainment, Inc.	3,728	140,657
The Children’s Place Retail Store, Inc. (a)	33,779	1,683,208
Collective Brands, Inc. (a)	2,610	56,324
Cracker Barrel Old Country Store, Inc.	16,140	793,120
Dillard’s, Inc. Class A	8,660	347,439
Domino’s Pizza, Inc. (a)	4,000	73,720
DSW, Inc. Class A (a)	5,217	208,471
Express, Inc.	8,880	173,515
EZCORP, Inc. Class A (a)	11,674	366,447
The Finish Line, Inc. Class A	13,665	271,250

	Number of Shares	Value
First Cash Financial Services, Inc. (a)	5,298	$204,503
Foot Locker, Inc.	7,220	142,378
GameStop Corp. Class A (a)	6,500	146,380
Insight Enterprises, Inc. (a)	12,618	214,885
Jos. A. Bank Clothiers, Inc. (a)	4,057	206,420
Kirkland’s, Inc. (a)	13,475	208,054
The Men’s Wearhouse, Inc.	2,540	68,732
Nu Skin Enterprises, Inc. Class A	6,050	173,938
Papa John’s International, Inc. (a)	7,535	238,633
Phillips-Van Heusen Corp.	16,101	1,047,048
Pier 1 Imports, Inc. (a)	3,360	34,104
Ruby Tuesday, Inc. (a)	2,680	35,135
Sally Beauty Holdings, Inc. (a)	2,470	34,605
Select Comfort Corp. (a)	10,790	130,127
Signet Jewelers Ltd. (a)	5,392	248,140
Stage Stores, Inc.	3,220	61,888
Tractor Supply Co.	16,952	1,014,747
Williams-Sonoma, Inc.	3,430	138,915

		10,046,576

Savings & Loans — 1.0%
BankUnited, Inc.	19,400	556,974
BofI Holding, Inc. (a)	2,127	33,011
First Defiance Financial Corp. (a)	4,163	59,323
First Niagara Financial Group, Inc.	51,356	697,414
ViewPoint Financial Group	2,460	31,980

		1,378,702

Semiconductors — 5.3%
Amkor Technology, Inc. (a)	14,529	97,925
ASM International NV (a)	1,460	57,801
Atmel Corp. (a)	4,190	57,110
ATMI, Inc. (a)	2,870	54,186
Avago Technologies Ltd.	1,740	54,114
Brooks Automation, Inc. (a)	5,390	74,005
Cabot Microelectronics Corp. (a)	3,514	183,607
Cypress Semiconductor Corp. (a)	1,610	31,202
Entegris, Inc. (a)	4,360	38,237
Fairchild Semiconductor International, Inc. (a)	21,161	385,130
Hanwha SolarOne Co. Ltd. Sponsored ADR (Cayman Islands) (a)	12,520	95,027
Himax Technologies, Inc. ADR (Cayman Islands)	28,717	68,059
Integrated Device Technology, Inc. (a)	17,380	128,091
International Rectifier Corp. (a)	3,090	102,155
Kulicke & Soffa Industries, Inc. (a)	11,920	111,452
Lam Research Corp. (a)	2,240	126,918
Lattice Semiconductor Corp. (a)	28,892	170,463
LSI Corp. (a)	23,770	161,636
Maxim Integrated Products, Inc.	8,590	219,904
Micrel, Inc.	15,478	208,643
Microsemi Corp. (a)	270	5,592

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MKS Instruments, Inc.	2,250	$74,925
Nanometrics, Inc. (a)	3,690	66,752
National Semiconductor Corp.	15,390	220,693
Netlogic Microsystems, Inc. (a)	16,846	707,869
Novellus Systems, Inc. (a)	5,610	208,299
ON Semiconductor Corp. (a)	15,770	155,650
Photronics, Inc. (a)	5,070	45,478
PMC-Sierra, Inc. (a)	10,170	76,275
QLogic Corp. (a)	11,216	208,057
Semtech Corp. (a)	37,732	944,055
Sigma Designs, Inc. (a)	4,650	60,218
Skyworks Solutions, Inc. (a)	22,451	727,861
Standard Microsystems Corp. (a)	2,000	49,320
Teradyne, Inc. (a)	19,350	344,623
Varian Semiconductor Equipment Associates, Inc. (a)	14,366	699,193
Veeco Instruments, Inc. (a)	5,850	297,414

		7,317,939

Software — 3.1%
Actuate Corp. (a)	17,783	92,472
Acxiom Corp. (a)	12,947	185,789
Allscripts Healthcare Solutions, Inc. (a)	48,378	1,015,454
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	5,657	182,155
CSG Systems International, Inc. (a)	11,190	223,129
Fair Isaac Corp.	5,970	188,712
Ituran Location and Control Ltd.	2,508	37,620
ManTech International Corp. Class A (a)	900	38,160
Monotype Imaging Holdings, Inc. (a)	4,112	59,624
MSCI, Inc. Class A (a)	44,066	1,622,510
Open Text Corp. (a)	3,350	208,772
Patni Computer Systems Ltd. Sponsored ADR (India)	7,476	155,800
Satyam Computer Services Ltd. ADR (India) (a)	127	384
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	28,000	177,800

		4,188,381

Telecommunications — 2.6%
Anixter International, Inc.	1,551	108,399
Arris Group, Inc. (a)	13,265	168,996
Black Box Corp.	2,955	103,868
Cellcom Israel Ltd.	6,040	200,045
Cincinnati Bell, Inc. (a)	37,511	100,529
Comtech Telecommunications Corp.	2,464	66,972
IDT Corp. Class B	3,690	99,446
Mastec, Inc. (a)	4,630	96,304
NeuStar, Inc. Class A (a)	16,044	410,406
Neutral Tandem, Inc. (a)	1,500	22,125

	Number of Shares	Value
Nortel Inversora SA Series B ADR (Argentina) (a)	2,227	$64,405
NTELOS Holdings Corp.	3,988	73,419
Plantronics, Inc.	6,933	253,886
Polycom, Inc. (a)	17,920	929,152
RF Micro Devices, Inc. (a)	37,631	241,215
Telecom Argentina SA Sponsored ADR (Argentina)	5,560	137,888
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	6,780	52,274
Tim Participacoes SA Sponsored ADR (Brazil)	2,620	114,363
USA Mobility, Inc.	12,569	182,125
Vonage Holdings Corp. (a)	31,990	145,874

		3,571,691

Textiles — 0.2%
G&K Services, Inc. Class A	2,768	92,036
UniFirst Corp.	2,208	117,046

		209,082

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	8,280	160,218

Transportation — 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	4,161	290,105
Diana Shipping, Inc. (a)	8,917	105,577
Genesee & Wyoming, Inc. Class A (a)	8,850	515,070
Guangshen Railway Co. Ltd. Sponsored ADR (China)	290	5,452
Heartland Express, Inc.	3,110	54,612
Hub Group, Inc. Class A (a)	24,586	889,767
Old Dominion Freight Line, Inc. (a)	43,021	1,509,607
Safe Bulkers, Inc.	16,433	148,883
United Continental Holdings, Inc. (a)	9,570	220,014

		3,739,087

Trucking & Leasing — 0.3%
Aircastle Ltd.	6,013	72,577
AMERCO (a)	2,370	229,890
Fly Leasing Ltd. ADR (Bermuda)	2,930	40,522

		342,989

Water — 0.2%
Aqua America, Inc.	14,827	339,390

TOTAL COMMON STOCK (Cost $95,910,392)		134,381,896

TOTAL EQUITIES (Cost $95,910,392)		134,381,896

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	400	$4

TOTAL RIGHTS (Cost $0)		4

TOTAL LONG-TERM INVESTMENTS (Cost $95,910,392)		134,381,900

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (c)	$2,390,100	2,390,100

TOTAL SHORT-TERM INVESTMENTS (Cost $2,390,100)		2,390,100

TOTAL INVESTMENTS — 99.7% (Cost $98,300,492) (d)		136,772,000

Other Assets/(Liabilities) — 0.3%		449,813

NET ASSETS — 100.0%		$137,221,813

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,390,101. Collateralized by U.S. Government Agency obligations with rates ranging from 2.389% - 2.597%, maturity dates ranging from 3/01/34 - 4/01/34, and an aggregate market value, including accrued interest, of $2,438,072.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 92.6%
Apparel — 1.4%
Far Eastern New Century Corp.	263,000	$406,521

Auto Manufacturers — 1.7%
Tata Motors Ltd.	16,696	466,373

Automotive & Parts — 3.4%
Hyundai Mobis	3,223	962,761

Banks — 18.2%
Banco do Brasil SA	2,864	51,837
Bank Mandari Tbk PT	456,679	357,671
Bank Rakyat Indonesia	460,000	303,099
China Construction Bank Corp. Class H	1,104,130	1,034,406
Commercial International Bank (a)	52,494	290,303
Credicorp Ltd.	3,000	314,790
HDFC Bank Ltd. Sponsored ADR (India)	2,400	407,856
Industrial & Commercial Bank of China	1,186,175	983,623
KB Financial Group, Inc.	8,923	466,954
Sberbank	240,817	905,423

		5,115,962

Beverages — 1.2%
Companhia de Bebidas das Americas Sponsored ADR (Brazil)	11,820	334,624

Chemicals — 3.3%
LG Chem Ltd.	1,562	654,368
Uralkali GDR (Russia) (b)	6,500	269,555

		923,923

Commercial Services — 1.3%
CCR SA	12,462	361,804

Computers — 3.3%
Lenovo Group Ltd.	644,000	369,138
Tata Consultancy Services Ltd.	20,806	550,610

		919,748

Diversified Financial — 1.5%
Grupo Financiero Banorte SAB de CV	86,987	409,542

Electrical Components & Equipment — 0.4%
Exide Industries Ltd.	36,798	118,153

Electronics — 3.6%
Hon Hai Precision Industry Co. Ltd.	197,960	693,747
LG Display Co. Ltd.	10,120	316,840

		1,010,587

Engineering & Construction — 0.3%
Orascom Construction Industries	1,904	77,592

Foods — 2.2%
China Yurun Food Group Ltd.	88,000	296,891

	Number of Shares	Value
X5 Retail Group NV GDR (Netherlands) (a) (b)	6,677	$281,108
X5 Retail Group NV GDR (Netherlands) (a) (b)	937	39,494

		617,493

Forest Products & Paper — 0.9%
Nine Dragons Paper Holdings Ltd.	202,000	241,889

Health Care – Products — 1.1%
Hengan International Group Co. Ltd.	43,000	318,594

Health Care – Services — 1.1%
Diagnosticos da America SA	24,800	318,991

Household Products — 1.3%
Hypermarcas SA (a)	26,802	354,591

Internet — 1.4%
Tencent Holdings Ltd.	16,000	388,758

Iron & Steel — 2.4%
Mechel Sponsored ADR (Russia)	10,926	336,411
Ternium SA Sponsored ADR (Luxembourg)	9,500	341,430

		677,841

Media — 0.8%
Naspers Ltd.	4,299	230,619

Metal Fabricate & Hardware — 1.6%
Catcher Technology Co. Ltd.	89,000	440,653

Mining — 5.1%
Antofagasta PLC	15,589	339,975
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	4,800	126,912
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	9,900	261,437
Randgold Resources Ltd. Sponsored ADR (Channel Islands) (a)	8,800	717,552

		1,445,876

Oil & Gas — 15.2%
CNOOC Ltd.	451,000	1,142,745
Gazprom OAO Sponsored ADR (Russia)	19,267	623,095
Pacific Rubiales Energy Corp.	6,667	184,984
PetroChina Co. Ltd. Class H	290,000	443,541
Petroleo Brasileiro SA Sponsored ADR (Brazil)	24,402	867,247
QGEP Participacoes SA (a)	12,800	181,888
Tupras-Turkiye Petrol Rafinerileri AS	28,674	841,430

		4,284,930

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 2.9%
China Overseas Land & Investment Ltd.	232,000	$476,290
China Resources Land Ltd.	167,600	313,611
Yanlord Land Group Ltd.	31,000	37,170

		827,071

Retail — 2.5%
Astra International Tbk PT	44,500	290,802
Belle International Holdings Ltd.	160,000	294,967
Parkson Retail Group Ltd.	87,500	120,122

		705,891

Semiconductors — 7.0%
Samsung Electronics Co., Ltd.	1,754	1,488,058
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	40,461	492,815

		1,980,873

Shipbuilding — 3.6%
Hyundai Heavy Industries Co. Ltd.	1,353	637,954
Samsung Heavy Industries Co. Ltd.	10,400	378,285

		1,016,239

Software — 1.2%
Infosys Technologies Ltd. Sponsored ADR (India)	4,579	328,314

Telecommunications — 2.7%
America Movil SAB de CV Sponsored ADR (Mexico)	13,008	755,765

TOTAL COMMON STOCK (Cost $21,349,436)		26,041,978

PREFERRED STOCK — 5.6%
Banks — 1.1%
Banco Bradesco SA 2.99%	14,552	297,252

Mining — 4.5%
Vale SA Sponsored ADR (Brazil) 3.16%	43,170	1,274,378

TOTAL PREFERRED STOCK (Cost $1,313,342)		1,571,630

TOTAL EQUITIES (Cost $22,662,778)		27,613,608

TOTAL LONG-TERM INVESTMENTS (Cost $22,662,778)		27,613,608

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (c)	$243,221	$243,221

TOTAL SHORT-TERM INVESTMENTS (Cost $243,221)		243,221

TOTAL INVESTMENTS — 99.1% (Cost $22,905,999) (d)		27,856,829

Other Assets/(Liabilities) — 0.9%		250,398

NET ASSETS — 100.0%		$28,107,227

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $590,157 or 2.10% of net assets.
(c)	Maturity value of $243,221. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $248,537.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eleven series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Blend Fund (“Blend Fund”), MML China Fund (“China Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Equity Fund (“Equity Fund”), MML High Yield Fund (“High Yield Fund”), MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Money Market Fund (“Money Market Fund”), MML Short-Duration Bond Fund (“Short-Duration Bond Fund”), MML Small/Mid Cap Equity Fund (formerly MML Small Cap Equity Fund) (“Small/Mid Cap Equity Fund”), and MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”).

The High Yield Fund and Short-Duration Bond Fund commenced operations on May 3, 2010.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares of the Money Market Fund are not currently available. The China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund offer the following two classes of shares: Class II and Service Class I shares. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked

Notes to Portfolio of Investments (Unaudited) (Continued)

to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

Notes to Portfolio of Investments (Unaudited) (Continued)

The High Yield Fund, Inflation-Protected and Income Fund, and Money Market Fund characterized all investments at Level 2, as of March 31, 2011. The Enhanced Index Core Equity Fund and Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of March 31, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Equities
Common Stock
Basic Materials	$13,602,138	$-	$-	$13,602,138
Communications	44,481,691	-	-	44,481,691
Consumer, Cyclical	32,397,741	-	-	32,397,741
Consumer, Non-cyclical	73,035,514	-	-	73,035,514
Diversified	210,862	-	-	210,862
Energy	49,077,456	-	-	49,077,456
Financial	62,082,029	-	-	62,082,029
Industrial	44,940,052	-	-	44,940,052
Technology	55,022,277	-	-	55,022,277
Utilities	11,370,444	-	-	11,370,444

Total Common Stock	386,220,204	-	-	386,220,204

Total Equities	386,220,204	-	-	386,220,204

Bonds & Notes
Total Corporate Debt	-	83,427,378		83,427,378

Total Municipal Obligations	-	2,410,329	-	2,410,329

Non-U.S. Government Agency Obligations
Automobile ABS	-	1,493,800	-	1,493,800
Commercial MBS	-	12,941,530	-	12,941,530
Home Equity ABS	-	6,622,666	-	6,622,666
Other ABS	-	503,253	645,525	1,148,778
Student Loans ABS	-	4,841,135	-	4,841,135
WL Collateral CMO	-	3,346,007	-	3,346,007
WL Collateral PAC	-	377,780	-	377,780

Total Non-U.S. Government Agency Obligations	-	30,126,171	645,525	30,771,696

Total Sovereign Debt Obligations	-	1,378,721	-	1,378,721

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	371,664	-	371,664
Pass-Through Securities	-	75,047,151	-	75,047,151

Total U.S. Government Agency Obligations and Instrumentalities	-	75,418,815	-	75,418,815

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	30,708,626	-	30,708,626

Total U.S. Treasury Obligations	-	30,708,626	-	30,708,626

Total Bonds & Notes	-	223,470,040	645,525	224,115,565

Total Long-Term Investments	386,220,204	223,470,040	645,525	610,335,769

Total Short-Term Investments	-	78,181,738	-	78,181,738

Total Investments	$386,220,204	$301,651,778	$645,525	$688,517,507

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
China Fund
Equities
Common Stock
Basic Materials	$-	$713,284	$-	$713,284
Communications	1,061,347	2,867,321	-	3,928,668
Consumer, Cyclical	-	1,708,154	-	1,708,154
Consumer, Non-cyclical	193,250	1,631,687	-	1,824,937
Diversified	-	306,618	-	306,618
Energy	-	3,771,994	-	3,771,994
Financial	-	6,130,831	-	6,130,831
Industrial	-	2,725,108	-	2,725,108
Technology	191,065	649,408	-	840,473

Total Common Stock	1,445,662	20,504,405	-	21,950,067

Total Equities	1,445,662	20,504,405	-	21,950,067

Total Long-Term Investments	1,445,662	20,504,405	-	21,950,067

Total Short-Term Investments	-	508,002	-	508,002

Total Investments	$1,445,662	$21,012,407	$-	$22,458,069

Managed Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$360,405,104	$-	$360,405,104

Total Municipal Obligations	-	8,537,832	-	8,537,832

Non-U.S. Government Agency Obligations
Automobile ABS	-	6,667,977	-	6,667,977
Commercial MBS	-	55,369,876	-	55,369,876
Home Equity ABS	-	29,030,178	-	29,030,178
Other ABS	-	2,114,312	798,412	2,912,724
Student Loans ABS	-	22,795,860	-	22,795,860
WL Collateral CMO	-	8,574,745	-	8,574,745
WL Collateral PAC	-	1,411,992	-	1,411,992

Total Non-U.S. Government Agency Obligations	-	125,964,940	798,412	126,763,352

Sovereign Debt Obligations	-	6,522,787	-	6,522,787

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	483,890	-	483,890
Pass-through Securities	-	308,691,266	-	308,691,266

Total U.S. Government Agency Obligations and Instrumentalities	-	309,175,156	-	309,175,156

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	103,842,469	-	103,842,469

Total U.S. Treasury Obligations	-	103,842,469	-	103,842,469

Total Bonds & Notes	-	914,448,288	798,412	915,246,700

Total Long-Term Investments	-	914,448,288	798,412	915,246,700

Total Short-Term Investments	-	35,452,789	-	35,452,789

Total Investments	$-	$949,901,077	$798,412	$950,699,489

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$59,332,640	$-	$59,332,640

Total Municipal Obligations	-	1,404,460	-	1,404,460

Non-U.S. Government Agency Obligations
Automobile ABS	-	6,347,937	-	6,347,937
Commercial MBS	-	11,399,427	-	11,399,427
Home Equity ABS	-	7,487,532	-	7,487,532
Manufactured Housing ABS	-	185,689	-	185,689
Other ABS	-	1,806,322	152,888	1,959,210
Student Loans ABS	-	8,666,789	-	8,666,789
WL Collateral CMO	-	3,464,957	-	3,464,957
WL Collateral PAC	-	694,021	-	694,021

Total Non-U.S. Government Agency Obligations	-	40,052,674	152,888	40,205,562

Total Sovereign Debt Obligations	-	264,656	-	264,656

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	91,554	-	91,554
Pass-through Securities	-	37,217,491	-	37,217,491

Total U.S. Government Agency Obligations and Instrumentalities	-	37,309,045	-	37,309,045

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	19,936,922	-	19,936,922

Total U.S. Treasury Obligations	-	19,936,922	-	19,936,922

Total Bonds & Notes	-	158,300,397	152,888	158,453,285

Total Long-Term Investments	-	158,300,397	152,888	158,453,285

Total Short-Term Investments	-	97,628,973	-	97,628,973

Total Investments	$-	$255,929,370	$152,888	$256,082,258

Small/Mid Cap Equity Fund
Equities
Common Stock
Basic Materials	$5,179,324	$2,903	$-	$5,182,227
Communications	8,872,041	-	-	8,872,041
Consumer, Cyclical	18,023,681	-	-	18,023,681
Consumer, Non-cyclical	24,915,989	-	-	24,915,989
Energy	7,208,715	-	-	7,208,715
Financial	25,822,999	-	-	25,822,999
Industrial	22,942,494	-	-	22,942,494
Mutual Funds	13,739	-	-	13,739
Technology	14,852,209	384	-	14,852,593
Utilities	6,547,418	-	-	6,547,418

Total Common Stock	134,378,609	3,287	-	134,381,896

Total Equities	134,378,609	3,287	-	134,381,896

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small/Mid Cap Equity Fund (Continued)
Rights
Consumer, Non-cyclical	$-	$-	$4	$4

Total Rights	-	-	4	4

Total Long-Term Investments	134,378,609	3,287	4	134,381,900

Total Short-Term Investments	-	2,390,100	-	2,390,100

Total Investments	$134,378,609	$2,393,387	$4	$136,772,000

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,395,393	$1,894,136	$-	$3,289,529
Communications	755,765	619,377	-	1,375,142
Consumer, Cyclical	-	2,541,545	-	2,541,545
Consumer, Non-cyclical	374,118	1,931,978	-	2,306,096
Energy	1,052,231	3,232,699	-	4,284,930
Financial	1,132,188	5,220,388	-	6,352,576
Industrial	-	2,663,225	-	2,663,225
Technology	821,129	2,407,806	-	3,228,935

Total Common Stock	5,530,824	20,511,154	-	26,041,978

Preferred Stock
Basic Materials	1,274,378	-	-	1,274,378
Financial	-	297,252	-	297,252

Total Preferred Stock	1,274,378	297,252	-	1,571,630

Total Equities	6,805,202	20,808,406	-	27,613,608

Total Long-Term Investments	6,805,202	20,808,406	-	27,613,608

Total Short-Term Investments	-	243,221	-	243,221

Total Investments	$6,805,202	$21,051,627	$-	$27,856,829

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of March 31, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Interest Rate Risk	$64,906	$-	$-	$64,906
Swap Agreements
Credit Risk	-	451,852	-	451,852
Interest Rate Risk	-	9,094	-	9,094
Managed Bond Fund
Futures Contracts
Interest Rate Risk	328,453	-	-	328,453
Swap Agreements
Credit Risk	-	1,931,916	-	1,931,916
Interest Rate Risk	-	38,552	-	38,552
Short-Duration Bond Fund
Swap Agreements
Credit Risk	-	345,900	-	345,900

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Interest Rate Risk	$(17,641)	$-	$-	$(17,641)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at March 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/11
Blend Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Other ABS	$530,195	$-	$-	$115,330	$-	$-	$-	$-	$645,525	$115,330

Managed Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Other ABS	$655,767	$-	$-	$142,645	$-	$-	$-	$-	$798,412	$142,645

Short-Duration Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Other ABS	$125,572	$-	$-	$27,316	$-	$-	$-	$-	$152,888	$27,315

Small/Mid Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$343	$-	$-	$(343)	$-	$-	$-	$-	$-	$(343)
Rights
Consumer, Non-cyclical	4	-	-	-	-	-	-	-	4	-

	$347	$-	$-	$(343)	$-	$-	$-	$-	$4	$(343)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

The Funds had no transfers in or out of Level 3 of the fair value hierarchy at March 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund	Short- Duration Bond Fund	Small/Mid Cap Equity Fund
Futures Contracts*
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A

Interest Rate Swaps**
Hedging/Risk Management	A	A
Substitution for Direct Investment	A	A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Substitution for Direct Investment	A	A	A

Rights and Warrants
Result of a corporate action				A
*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Futures Contracts	$-	$-	$64,906	$64,906
Swap Agreements	451,852	-	9,094	460,946

Total Value	$451,852	$-	$74,000	$525,852

Liability Derivatives
Futures Contracts	$-	$-	$(17,641)	$(17,641)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Blend Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	168	168
Swap Agreements	$14,196,889	$-	$8,150,000	$22,346,889

Mananged Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$328,453	$328,453
Swap Agreements	1,931,916	-	38,552	1,970,468

Total Value	$1,931,916	$-	$367,005	$2,298,921

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	766	766
Swap Agreements	$59,760,834	$-	$34,550,000	$94,310,834

Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$345,900	$-	$-	$345,900

Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$11,000,000	$-	$-	$11,000,000

Small/Mid Cap Equity Fund
Asset Derivatives
Rights	$-	$4	$-	$4

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	400	-	400

†	Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at March 31, 2011.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2011, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
109	U.S. Treasury Note 2 Year	6/30/11	$23,775,625	$38,390
5	U.S. Treasury Note 5 Year	6/30/11	583,945	4,375

				$42,765

SELLS
13	U.S. Treasury Note 10 Year	6/21/11	$1,547,406	$22,141
41	U.S. Treasury Bond 30 Year	6/21/11	4,927,688	(17,641)

				$4,500

Managed Bond Fund
BUYS
331	U.S. Treasury Note 2 Year	6/30/11	$72,199,375	$91,500
209	U.S. Treasury Note 5 Year	6/30/11	24,408,914	182,875

				$274,375

SELLS
31	U.S. Treasury Note 10 Year	6/21/11	$3,689,969	$52,797
195	U.S. Treasury Bond 30 Year	6/21/11	23,436,562	1,281

				$54,078

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an

Notes to Portfolio of Investments (Unaudited) (Continued)

upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps
875,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(19,884)	$42,109	$22,225
3,150,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(130,095)	252,000	121,905

							(149,979)	294,109	144,130

200,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	53	3,704	3,757

775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	13,331	-	13,331
236,889	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(3,460)	24,282	20,822

							9,871	24,282	34,153

365,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(14,454)	23,725	9,271
400,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(8,840)	19,000	10,160
950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(33,266)	57,396	24,130
925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(69,005)	92,500	23,495
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(224,211)	304,094	79,883
800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(27,040)	58,000	30,960
800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(27,040)	58,000	30,960
1,575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(53,235)	114,188	60,953

							(457,091)	726,903	269,812

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
8,150,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if positive]	$ 9,094	$-	$9,094

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund**
Credit Default Swaps
3,950,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(89,764)	$190,094	$100,330
13,500,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(557,550)	1,080,000	522,450

							(647,314)	1,270,094	622,780

637,500	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	168	11,806	11,974

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	19,351	-	19,351

1,093,334	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(15,968)	112,072	96,104

							3,383	112,072	115,455

4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(166,320)	273,000	106,680
4,575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(101,107)	217,313	116,206
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(147,070)	253,750	106,680
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(220,070)	295,000	74,930
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(715,051)	969,812	254,761
3,375,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(114,075)	244,687	130,612
3,375,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(114,075)	244,688	130,613
6,750,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(228,150)	489,375	261,225

							(1,805,918)	2,987,625	1,181,707

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
34,550,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate - the USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate - the USD-10Y CMS rate + 0.568)% if positive]	$38,552	$-	$38,552

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund***
Credit Default Swaps
6,000,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1	$(12,600)	$165,000	$152,400
5,000,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.500)%	CMBX.NA.AM.1	(6,500)	200,000	193,500

							(19,100)	365,000	345,900

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $260,000 at March 31, 2011.
**	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $1,570,000 at March 31, 2011.
***	Collateral for swap agreements received from Barclays Bank PLC amounted to $340,000 at March 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had rights as shown in the Portfolio(s) of Investments at March 31, 2011.

The Fund(s) had no warrants, purchased options, or written options at March 31, 2011.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at March 31, 2011.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Blend Fund, Managed Bond Fund, and Short-Duration Bond Fund had dollar roll transactions at March 31, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no

Notes to Portfolio of Investments (Unaudited) (Continued)

assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Fund(s) held inflation-indexed bonds as shown in the Portfolio(s) of Investments at March 31, 2011.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at March 31, 2011.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at March 31, 2011:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 3/10/11, 0.240%, to be repurchased on demand until 6/15/11 at value plus accrued interest.	$107,709,000
Agreement with Barclays Bank, dated 2/14/11, 0.200%, to be repurchased on demand until 5/12/11 at value plus accrued interest.	10,713,750
Agreement with Barclays Bank, dated 3/10/11, 0.200%, to be repurchased on demand until 6/10/11 at value plus accrued interest.	8,780,000
Agreement with Daiwa Securities, dated 1/20/11, 0.260%, to be repurchased on demand until 4/26/11 at value plus accrued interest.	8,240,000
Agreement with Daiwa Securities, dated 2/08/11, 0.250%, to be repurchased on demand until 5/10/11 at value plus accrued interest.	7,245,000
Agreement with Deutsche Bank, dated 1/06/11, 0.260%, to be repurchased on demand until 4/06/11 at value plus accrued interest.	47,791,000
Agreement with Deutsche Bank, dated 2/23/11, 0.230%, to be repurchased on demand until 5/25/11 at value plus accrued interest.	22,770,000
Agreement with Deutsche Bank, dated 3/09/11, 0.210%, to be repurchased on demand until 6/09/11 at value plus accrued interest.	22,077,000
Agreement with Goldman Sachs & Co., dated 1/06/11, 0.230%, to be repurchased on demand until 4/07/11 at value plus accrued interest.	9,604,000

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (continued)
Agreement with Goldman Sachs & Co., dated 3/16/11, 0.210%, to be repurchased on demand until 6/16/11 at value plus accrued interest.	$14,048,000
Agreement with HSBC Finance Corp., dated 1/07/11, 0.230%, to be repurchased on demand until 4/05/11 at value plus accrued interest.	14,120,000
Agreement with HSBC Finance Corp., dated 2/10/11, 0.200%, to be repurchased on demand until 5/11/11 at value plus accrued interest.	7,406,250
Agreement with HSBC Finance Corp., dated 2/11/11, 0.210%, to be repurchased on demand until 5/11/11 at value plus accrued interest.	2,412,500
Agreement with HSBC Finance Corp., dated 3/09/11, 0.200%, to be repurchased on demand until 6/08/11 at value plus accrued interest.	9,677,500
Agreement with HSBC Finance Corp., dated 3/10/11, 0.190%, to be repurchased on demand until 6/08/11 at value plus accrued interest.	54,331,250
Agreement with Morgan Stanley, dated 1/19/11, 0.280%, to be repurchased on demand until 4/21/11 at value plus accrued interest.	14,434,337
Agreement with Morgan Stanley, dated 2/10/11, 0.250%, to be repurchased on demand until 5/12/11 at value plus accrued interest.	16,429,246

$377,788,833

Average balance outstanding	$366,063,331
Maximum balance outstanding	$377,788,833
Average interest rate	0.24%
Weighted average maturity	38 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Enhanced Index Core Equity Fund, Equity Fund, Small/Mid Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At March 31, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$550,413,005	$141,694,311	$(3,589,809)	$138,104,502
China Fund	20,376,974	2,869,235	(788,140)	2,081,095
Enhanced Index Core Equity Fund	15,487,707	2,727,399	(177,190)	2,550,209
Equity Fund	800,555,787	160,190,103	(7,620,323)	152,569,780
High Yield Fund	66,295,763	2,521,764	(169,646)	2,352,118
Inflation-Protected and Income Fund	808,074,524	26,217,884	(1,498,700)	24,719,184
Managed Bond Fund	929,384,142	28,782,314	(7,466,967)	21,315,347
Short-Duration Bond Fund	254,361,582	2,326,787	(606,111)	1,720,676
Small/Mid Cap Equity Fund	98,300,492	39,860,867	(1,389,359)	38,471,508
Strategic Emerging Markets Fund	22,905,999	5,353,269	(402,439)	4,950,830

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2011, is the same for financial reporting and federal income tax purposes.

4.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds.

The potential amount sought to be recovered from the Blend Fund, Enhanced Index Core Equity Fund, and Small/Mid Cap Equity Fund plus interest and the Official Committee’s court costs, is approximately $207,400, $17,000, and $93,500, respectively. The Funds cannot predict the outcome of this proceeding. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

5.	Subsequent Event

The name change noted above for the Small/Mid Cap Equity Fund was effective May 1, 2011.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/23/11

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/23/11